Jackson National Separate Account III

Financial Statements

December 31, 2025

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$41,961	$547,980	$—	$4,788	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	3	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	41,961	547,980	—	4,791	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	3	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	3	—	—
Net assets	$—	$41,961	$547,980	$—	$4,788	$—	$—
Unit Value	N/A	13.409647	23.485185	N/A	18.549376	N/A	N/A

Investments in Funds, shares outstanding	—	2,663	22,871	—	243	—	—
Investments in Funds, at cost	$—	$34,807	$359,409	$—	$3,277	$—	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	621	8,031	—	71	—	68
Total expenses	—	621	8,031	—	71	—	68
Net investment income (loss)	—	(621)	(8,031)	—	(71)	—	(68)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	389	18,679	—	102	—	3,216
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,256	55,034	—	381	—	(2,553)
Net realized and unrealized gain (loss)	—	3,645	73,713	—	483	—	663

Net change in net assets
from operations	$—	$3,024	$65,682	$—	$412	$—	$595

See Notes to the Financial Statements.

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$3,626	$10,140	$5,259	$31,914	$12,166	$158,635
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	3,626	10,140	5,259	31,914	12,166	158,635

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$3,626	$10,140	$5,259	$31,914	$12,166	$158,635
Unit Value	N/A	12.230630	15.081007	13.692286	16.340343	19.029353	45.424586

Investments in Funds, shares outstanding	—	256	941	381	2,345	589	3,609
Investments in Funds, at cost	$—	$2,885	$8,608	$4,146	$32,762	$7,510	$142,810

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$75	$—	$610	$—	$—
Expenses
Asset-based charges	—	51	140	93	445	179	2,776
Total expenses	—	51	140	93	445	179	2,776
Net investment income (loss)	—	(51)	(65)	(93)	165	(179)	(2,776)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	42	(4)	1,895	(170)	75	1,742
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	253	1,943	(1,636)	6,128	145	(1,622)
Net realized and unrealized gain (loss)	—	295	1,939	259	5,958	220	120

Net change in net assets
from operations	$—	$244	$1,874	$166	$6,123	$41	$(2,656)

See Notes to the Financial Statements.

2

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Assets
Investments in Funds, at fair value	$90,664	$—	$—	$587,721	$40,803	$65,601	$33,974
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	90,664	—	—	587,721	40,803	65,601	33,974

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$90,664	$—	$—	$587,721	$40,803	$65,601	$33,974
Unit Value	30.325565	N/A	N/A	29.564166	9.256470	15.556904	9.377926

Investments in Funds, shares outstanding	4,101	—	—	27,934	4,109	3,775	3,166
Investments in Funds, at cost	$64,593	$—	$—	$407,068	$37,843	$61,106	$33,727

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,307	—	—	8,916	605	653	173
Total expenses	1,307	—	—	8,916	605	653	173
Net investment income (loss)	(1,307)	—	—	(8,916)	(605)	(653)	(173)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,109	—	—	99,123	116	7,474	9
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,603)	—	—	(12,600)	2,503	(7,668)	247
Net realized and unrealized gain (loss)	506	—	—	86,523	2,619	(194)	256

Net change in net assets
from operations	$(801)	$—	$—	$77,607	$2,014	$(847)	$83

See Notes to the Financial Statements.

3

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$63,090	$22,834	$323,769	$475,847	$217,525	$272,057	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	63,090	22,834	323,769	475,847	217,525	272,057	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$63,090	$22,834	$323,769	$475,847	$217,525	$272,057	$—
Unit Value	30.421516	21.214152	28.017481	65.140157	49.459898	18.224998	N/A

Investments in Funds, shares outstanding	1,906	1,055	9,847	6,119	3,740	13,343	—
Investments in Funds, at cost	$46,227	$18,724	$203,545	$314,317	$142,580	$238,912	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	877	335	3,740	6,051	2,410	1,847	—
Total expenses	877	335	3,740	6,051	2,410	1,847	—
Net investment income (loss)	(877)	(335)	(3,740)	(6,051)	(2,410)	(1,847)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	797	295	17,106	17,702	6,467	2,643	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,664	2,404	19,006	52,931	18,376	22,641	—
Net realized and unrealized gain (loss)	11,461	2,699	36,112	70,633	24,843	25,284	—

Net change in net assets
from operations	$10,584	$2,364	$32,372	$64,582	$22,433	$23,437	$—

See Notes to the Financial Statements.

4

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments in Funds, at fair value	$329,105	$103,526	$349,099	$2,817	$57,409	$98,036	$2,198,417
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	329,105	103,526	349,099	2,817	57,409	98,036	2,198,417

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$329,105	$103,526	$349,099	$2,817	$57,409	$98,036	$2,198,417
Unit Value	22.198128	20.607283	41.890818	17.437923	20.488529	13.826103	78.697116

Investments in Funds, shares outstanding	12,595	4,607	7,043	146	2,691	6,097	21,526
Investments in Funds, at cost	$165,248	$68,936	$188,463	$1,984	$37,197	$61,355	$950,239

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,661	2,224	4,735	50	1,275	1,483	33,043
Total expenses	4,661	2,224	4,735	50	1,275	1,483	33,043
Net investment income (loss)	(4,661)	(2,224)	(4,735)	(50)	(1,275)	(1,483)	(33,043)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,076	28,842	6,122	363	19,829	6,263	221,605
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,883	9,238	44,543	59	(4,652)	19,315	24,335
Net realized and unrealized gain (loss)	46,959	38,080	50,665	422	15,177	25,578	245,940

Net change in net assets
from operations	$42,298	$35,856	$45,930	$372	$13,902	$24,095	$212,897

See Notes to the Financial Statements.

5

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$379,710	$49,396	$23,755	$3,422	$464,097	$42,702	$1,008,104
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	379,710	49,396	23,755	3,422	464,097	42,702	1,008,104

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$379,710	$49,396	$23,755	$3,422	$464,097	$42,702	$1,008,104
Unit Value	26.376695	27.029455	12.719386	16.703551	47.171760	28.672819	20.661991

Investments in Funds, shares outstanding	15,941	1,614	2,527	225	13,833	3,041	72,578
Investments in Funds, at cost	$271,917	$29,998	$26,162	$2,833	$292,235	$37,300	$921,147

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$5,950	$—	$803	$46	$—	$—	$—
Expenses
Asset-based charges	5,171	716	325	64	6,460	636	14,745
Total expenses	5,171	716	325	64	6,460	636	14,745
Net investment income (loss)	779	(716)	478	(18)	(6,460)	(636)	(14,745)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	24,876	—	—	—	—	—	—
Sales of investments in Funds	14,718	1,692	(74)	489	5,743	(63)	7,043
Net change in unrealized appreciation
(depreciation) on investments in Funds	77,333	2,257	(142)	814	55,859	2,408	61,309
Net realized and unrealized gain (loss)	116,927	3,949	(216)	1,303	61,602	2,345	68,352

Net change in net assets
from operations	$117,706	$3,233	$262	$1,285	$55,142	$1,709	$53,607

See Notes to the Financial Statements.

6

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments in Funds, at fair value	$—	$568	$23,803	$1,462,046	$406,097	$98,701	$212,518
Receivables:
Investments in Fund shares sold	—	—	—	—	13,401	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	568	23,803	1,462,046	419,498	98,701	212,518

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	13,384	—	—
Insurance fees due to Jackson	—	—	—	—	17	—	—
Total liabilities	—	—	—	—	13,401	—	—
Net assets	$—	$568	$23,803	$1,462,046	$406,097	$98,701	$212,518
Unit Value	N/A	29.694839	10.931044	10.875055	19.942765	21.059206	21.818183

Investments in Funds, shares outstanding	—	20	2,048	1,462,046	31,095	4,619	11,735
Investments in Funds, at cost	$—	$505	$22,227	$1,461,892	$369,820	$69,420	$175,356

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$56,315	$—	$—	$—
Expenses
Asset-based charges	—	54	345	22,732	6,210	1,456	3,065
Total expenses	—	54	345	22,732	6,210	1,456	3,065
Net investment income (loss)	—	(54)	(345)	33,583	(6,210)	(1,456)	(3,065)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	506	38	—	2,936	2,804	28,868
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(255)	1,647	—	26,746	12,791	(3,790)
Net realized and unrealized gain (loss)	—	251	1,685	—	29,682	15,595	25,078

Net change in net assets
from operations	$—	$197	$1,340	$33,583	$23,472	$14,139	$22,013

See Notes to the Financial Statements.

7

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
Assets
Investments in Funds, at fair value	$326,008	$35,761	$13,679	$978,797	$474,059	$29,617	$—
Receivables:
Investments in Fund shares sold	21	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	326,029	35,761	13,679	978,797	474,059	29,617	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	8	—	—	—	—	—	—
Insurance fees due to Jackson	13	—	—	—	—	—	—
Total liabilities	21	—	—	—	—	—	—
Net assets	$326,008	$35,761	$13,679	$978,797	$474,059	$29,617	$—
Unit Value	48.038015	14.504676	17.282520	47.745545	48.713196	15.170432	N/A

Investments in Funds, shares outstanding	6,789	2,187	721	28,916	11,717	1,730	—
Investments in Funds, at cost	$164,377	$32,750	$9,614	$489,477	$352,708	$18,837	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,617	509	191	14,384	8,951	826	—
Total expenses	4,617	509	191	14,384	8,951	826	—
Net investment income (loss)	(4,617)	(509)	(191)	(14,384)	(8,951)	(826)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	12,242	(66)	45	103,952	60,892	17,980	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,436	3,385	1,783	37,790	(26,391)	(10,143)	—
Net realized and unrealized gain (loss)	47,678	3,319	1,828	141,742	34,501	7,837	—

Net change in net assets
from operations	$43,061	$2,810	$1,637	$127,358	$25,550	$7,011	$—

See Notes to the Financial Statements.

8

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
Assets
Investments in Funds, at fair value	$3,962,612	$340,833	$4,769,498	$304,480	$2,788,569	$249,812	$—
Receivables:
Investments in Fund shares sold	—	—	—	30	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	3,962,612	340,833	4,769,498	304,510	2,788,569	249,812	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	17	—	—	—
Insurance fees due to Jackson	—	—	—	13	—	—	—
Total liabilities	—	—	—	30	—	—	—
Net assets	$3,962,612	$340,833	$4,769,498	$304,480	$2,788,569	$249,812	$—
Unit Value	40.853295	16.367540	36.685957	21.307329	28.941875	60.680245	N/A

Investments in Funds, shares outstanding	87,071	19,566	131,246	13,343	94,592	3,318	—
Investments in Funds, at cost	$1,279,782	$242,626	$1,928,487	$163,824	$1,253,244	$165,221	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	55,076	5,131	69,195	4,386	40,836	5,083	—
Total expenses	55,076	5,131	69,195	4,386	40,836	5,083	—
Net investment income (loss)	(55,076)	(5,131)	(69,195)	(4,386)	(40,836)	(5,083)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	78,222	9,427	209,063	2,626	140,284	63,752	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	424,320	21,000	396,031	27,432	174,546	(42,947)	—
Net realized and unrealized gain (loss)	502,542	30,427	605,094	30,058	314,830	20,805	—

Net change in net assets
from operations	$447,466	$25,296	$535,899	$25,672	$273,994	$15,722	$—

See Notes to the Financial Statements.

9

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
Assets
Investments in Funds, at fair value	$58,565	$583,210	$8,391	$169,616	$—	$129,950	$4,035
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	58,565	583,210	8,391	169,616	—	129,950	4,035

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$58,565	$583,210	$8,391	$169,616	$—	$129,950	$4,035
Unit Value	13.516056	23.217896	17.123202	21.319391	N/A	12.819632	67.296327

Investments in Funds, shares outstanding	4,171	27,732	569	8,222	—	10,556	116
Investments in Funds, at cost	$55,043	$334,963	$8,294	$112,940	$—	$125,077	$3,791

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
Investment Income
Dividends	$—	$—	$81	$—	$—	$—	$—
Expenses
Asset-based charges	903	8,888	129	5,286	26	1,973	22
Total expenses	903	8,888	129	5,286	26	1,973	22
Net investment income (loss)	(903)	(8,888)	(48)	(5,286)	(26)	(1,973)	(22)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	917	9,913	—	—	—
Sales of investments in Funds	264	37,699	368	134,274	(510)	534	522
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,653	38,240	(412)	(69,205)	604	7,969	(435)
Net realized and unrealized gain (loss)	3,917	75,939	873	74,982	94	8,503	87

Net change in net assets
from operations	$3,014	$67,051	$825	$69,696	$68	$6,530	$65

See Notes to the Financial Statements.

10

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
Assets
Investments in Funds, at fair value	$132,973	$14,754	$6,290	$7,284	$300,847	$15,004	$271,929
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	132,973	14,754	6,290	7,284	300,847	15,004	271,929

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$132,973	$14,754	$6,290	$7,284	$300,847	$15,004	$271,929
Unit Value	68.443240	15.494301	40.495108	13.948856	36.806451	30.278673	52.886315

Investments in Funds, shares outstanding	2,494	841	104	480	7,436	519	5,406
Investments in Funds, at cost	$77,019	$11,780	$4,371	$5,215	$170,992	$9,689	$191,398

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,905	257	87	98	5,596	398	3,786
Total expenses	1,905	257	87	98	5,596	398	3,786
Net investment income (loss)	(1,905)	(257)	(87)	(98)	(5,596)	(398)	(3,786)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	5,308	2,544	59	76	96,884	6,329	8,317
Net change in unrealized appreciation
(depreciation) on investments in Funds	434	(2,452)	730	1,685	(67,601)	(2,266)	27,671
Net realized and unrealized gain (loss)	5,742	92	789	1,761	29,283	4,063	35,988

Net change in net assets
from operations	$3,837	$(165)	$702	$1,663	$23,687	$3,665	$32,202

See Notes to the Financial Statements.

11

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Assets
Investments in Funds, at fair value	$3,812	$730,093	$240,784	$79,188	$715,200	$25,217	$285,827
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	3,812	730,093	240,784	79,188	715,200	25,217	285,827

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$3,812	$730,093	$240,784	$79,188	$715,200	$25,217	$285,827
Unit Value	21.572429	132.595570	26.310938	16.174805	85.914680	12.726838	50.210044

Investments in Funds, shares outstanding	156	9,709	11,559	4,325	7,846	1,750	7,473
Investments in Funds, at cost	$2,757	$284,518	$168,214	$61,194	$351,937	$23,055	$191,215

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	269	11,010	3,383	1,134	10,246	381	4,188
Total expenses	269	11,010	3,383	1,134	10,246	381	4,188
Net investment income (loss)	(269)	(11,010)	(3,383)	(1,134)	(10,246)	(381)	(4,188)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	6,229	176,219	5,041	7,305	48,084	158	8,579
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,092)	(33,118)	55,859	1,903	80,356	664	8,531
Net realized and unrealized gain (loss)	2,137	143,101	60,900	9,208	128,440	822	17,110

Net change in net assets
from operations	$1,868	$132,091	$57,517	$8,074	$118,194	$441	$12,922

See Notes to the Financial Statements.

12

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
Assets
Investments in Funds, at fair value	$3,674,253	$515,126	$303,843	$52,034	$36,345	$448,720	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	3,674,253	515,126	303,843	52,034	36,345	448,720	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$3,674,253	$515,126	$303,843	$52,034	$36,345	$448,720	$—
Unit Value	60.032049	39.344206	25.329127	25.533532	44.920396	36.601864	N/A

Investments in Funds, shares outstanding	67,430	17,188	10,598	2,010	682	20,350	—
Investments in Funds, at cost	$2,074,685	$304,229	$189,738	$36,889	$22,044	$264,793	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	52,359	7,862	4,549	763	443	7,350	—
Total expenses	52,359	7,862	4,549	763	443	7,350	—
Net investment income (loss)	(52,359)	(7,862)	(4,549)	(763)	(443)	(7,350)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	134,496	41,437	14,637	2,537	1,162	51,278	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	414,086	(15,133)	33,171	5,869	4,905	(25,400)	—
Net realized and unrealized gain (loss)	548,582	26,304	47,808	8,406	6,067	25,878	—

Net change in net assets
from operations	$496,223	$18,442	$43,259	$7,643	$5,624	$18,528	$—

See Notes to the Financial Statements.

13

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$—	$5,083	$200,739	$141,928	$145,177	$22,119	$130,462
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	5,083	200,739	141,928	145,177	22,119	130,462

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$5,083	$200,739	$141,928	$145,177	$22,119	$130,462
Unit Value	N/A	22.380327	13.285437	49.426874	11.886640	13.232896	15.223278

Investments in Funds, shares outstanding	—	486	14,359	3,559	11,133	1,658	10,513
Investments in Funds, at cost	$—	$6,219	$163,034	$124,891	$125,164	$20,145	$125,869

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$101	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15	70	2,782	1,833	2,097	347	1,678
Total expenses	15	70	2,782	1,833	2,097	347	1,678
Net investment income (loss)	(15)	31	(2,782)	(1,833)	(2,097)	(347)	(1,678)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	1,260	—	—	—	—	—
Sales of investments in Funds	(95)	(70)	647	8,613	1,771	160	4,550
Net change in unrealized appreciation
(depreciation) on investments in Funds	(14)	(742)	15,805	11,667	12,743	1,635	3,492
Net realized and unrealized gain (loss)	(109)	448	16,452	20,280	14,514	1,795	8,042

Net change in net assets
from operations	$(124)	$479	$13,670	$18,447	$12,417	$1,448	$6,364

See Notes to the Financial Statements.

14

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Assets
Investments in Funds, at fair value	$275,299	$—	$—	$26,255	$826,385	$159,428	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	45	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	275,299	—	—	26,255	826,430	159,428	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	11	—	—
Insurance fees due to Jackson	—	—	—	—	34	—	—
Total liabilities	—	—	—	—	45	—	—
Net assets	$275,299	$—	$—	$26,255	$826,385	$159,428	$—
Unit Value	26.712170	N/A	N/A	25.189397	41.071565	17.985881	N/A

Investments in Funds, shares outstanding	15,286	—	—	2,532	29,325	7,439	—
Investments in Funds, at cost	$214,754	$—	$—	$19,408	$537,599	$146,697	$—

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,042	—	—	376	13,783	2,703	—
Total expenses	4,042	—	—	376	13,783	2,703	—
Net investment income (loss)	(4,042)	—	—	(376)	(13,783)	(2,703)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	8,262	—	—	187	113,868	30,164	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,451	—	—	1,447	22,966	(5,580)	—
Net realized and unrealized gain (loss)	21,713	—	—	1,634	136,834	24,584	—

Net change in net assets
from operations	$17,671	$—	$—	$1,258	$123,051	$21,881	$—

See Notes to the Financial Statements.

15

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$670,056	$1,092,999	$1,702,980	$97,858	$—	$327,912	$133,951
Receivables:
Investments in Fund shares sold	16,727	—	—	—	—	16,635	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	686,783	1,092,999	1,702,980	97,858	—	344,547	133,951

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	16,699	—	—	—	—	16,621	—
Insurance fees due to Jackson	28	—	—	—	—	14	—
Total liabilities	16,727	—	—	—	—	16,635	—
Net assets	$670,056	$1,092,999	$1,702,980	$97,858	$—	$327,912	$133,951
Unit Value	28.522965	74.212376	83.524652	10.829639	N/A	48.697034	16.855045

Investments in Funds, shares outstanding	21,524	10,308	20,675	8,421	—	10,393	7,020
Investments in Funds, at cost	$440,282	$428,531	$968,698	$86,727	$—	$206,466	$102,265

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,694	18,869	28,541	1,921	—	5,160	1,876
Total expenses	9,694	18,869	28,541	1,921	—	5,160	1,876
Net investment income (loss)	(9,694)	(18,869)	(28,541)	(1,921)	—	(5,160)	(1,876)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	23,302	293,127	209,796	12,596	—	61,872	529
Net change in unrealized appreciation
(depreciation) on investments in Funds	49,703	(138,696)	(150,557)	(5,563)	—	(22,376)	18,220
Net realized and unrealized gain (loss)	73,005	154,431	59,239	7,033	—	39,496	18,749

Net change in net assets
from operations	$63,311	$135,562	$30,698	$5,112	$—	$34,336	$16,873

See Notes to the Financial Statements.

16

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$3,403	$—	$121,561	$1,358,672	$66,879
Receivables:
Investments in Fund shares sold	—	—	—	—	—	20,059	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	3,403	—	121,561	1,378,731	66,879

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	20,002	—
Insurance fees due to Jackson	—	—	—	—	—	57	—
Total liabilities	—	—	—	—	—	20,059	—
Net assets	$—	$—	$3,403	$—	$121,561	$1,358,672	$66,879
Unit Value	N/A	N/A	25.265102	N/A	20.067735	38.482760	19.795852

Investments in Funds, shares outstanding	—	—	208	—	9,092	30,858	2,984
Investments in Funds, at cost	$—	$—	$3,309	$—	$108,557	$692,696	$61,372

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A
Investment Income
Dividends	$—	$—	$12	$—	$701	$—	$—
Expenses
Asset-based charges	—	—	68	—	1,733	24,391	1,212
Total expenses	—	—	68	—	1,733	24,391	1,212
Net investment income (loss)	—	—	(56)	—	(1,032)	(24,391)	(1,212)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	205	—	—	—	—
Sales of investments in Funds	—	—	383	—	280	265,436	42,222
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	402	—	23,205	(22,246)	(29,442)
Net realized and unrealized gain (loss)	—	—	990	—	23,485	243,190	12,780

Net change in net assets
from operations	$—	$—	$934	$—	$22,453	$218,799	$11,568

See Notes to the Financial Statements.

17

Jackson National Separate Account III
Statements of Assets and Liabilities
December 31, 2025

	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$112,120	$76,032
Receivables:
Investments in Fund shares sold	—	—
Investment Division units sold	—	—
Total assets	112,120	76,032

Liabilities
Payables:
Investments in Fund shares purchased	—	—
Investment Division units redeemed	—	—
Insurance fees due to Jackson	—	—
Total liabilities	—	—
Net assets	$112,120	$76,032
Unit Value	17.633934	45.492873

Investments in Funds, shares outstanding	10,119	1,881
Investments in Funds, at cost	$103,077	$40,870

Jackson National Separate Account III
Statements of Operations
For the Year Ended December 31, 2025

	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—
Expenses
Asset-based charges	1,617	1,228
Total expenses	1,617	1,228
Net investment income (loss)	(1,617)	(1,228)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—
Sales of investments in Funds	173	19,288
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,376	(7,801)
Net realized and unrealized gain (loss)	9,549	11,487

Net change in net assets
from operations	$7,932	$10,259

See Notes to the Financial Statements.

18

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$(621)	$(8,031)	$—	$(71)	$—	$(68)
Net realized gain (loss) on investments in Funds	—	389	18,679	—	102	—	3,216
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,256	55,034	—	381	—	(2,553)
Net change in net assets
from operations	—	3,024	65,682	—	412	—	595

Contract transactions
Surrenders and terminations	—	(2,681)	(54,416)	—	(278)	—	—
Transfers between Investment Divisions	—	(80)	(2,319)	—	—	—	(8,511)
Contract owner charges	—	—	(200)	—	(16)	—	—
Net change in net assets
from contract transactions	—	(2,761)	(56,935)	—	(294)	—	(8,511)

Net change in net assets	—	263	8,747	—	118	—	(7,916)

Net assets beginning of year	—	41,698	539,233	—	4,670	—	7,916

Net assets end of year	$—	$41,961	$547,980	$—	$4,788	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	3,348	25,968	—	275	—	403
Units issued	—	2	51	—	—	—	—
Units redeemed	—	(220)	(2,685)	—	(17)	—	(403)
Units outstanding at end of year	—	3,130	23,334	—	258	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$20	$1,100	$—	$—	$—	$—
Proceeds from sales	$—	$3,402	$66,066	$—	$365	$—	$8,579

See Notes to the Financial Statements.

19

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(51)	$(65)	$(93)	$165	$(179)	$(2,776)
Net realized gain (loss) on investments in Funds	—	42	(4)	1,895	(170)	75	1,742
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	253	1,943	(1,636)	6,128	145	(1,622)
Net change in net assets
from operations	—	244	1,874	166	6,123	41	(2,656)

Contract transactions
Surrenders and terminations	—	—	(694)	(9,905)	(496)	—	(40,682)
Transfers between Investment Divisions	—	44	—	77	2	182	(49,214)
Contract owner charges	—	—	(7)	(14)	(33)	(21)	(149)
Net change in net assets
from contract transactions	—	44	(701)	(9,842)	(527)	161	(90,045)

Net change in net assets	—	288	1,173	(9,676)	5,596	202	(92,701)

Net assets beginning of year	—	3,338	8,967	14,935	26,318	11,964	251,336

Net assets end of year	$—	$3,626	$10,140	$5,259	$31,914	$12,166	$158,635

Contract unit transactions
Units outstanding at beginning of year	—	295	723	948	1,992	632	5,672
Units issued	—	23	—	6	5	10	111
Units redeemed	—	(21)	(56)	(738)	(43)	(1)	(2,263)
Units outstanding at end of year	—	297	667	216	1,954	641	3,520
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$283	$75	$77	$674	$184	$4,846
Proceeds from sales	$—	$290	$841	$10,012	$1,036	$202	$97,667

See Notes to the Financial Statements.

20

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(1,307)	$—	$—	$(8,916)	$(605)	$(653)	$(173)
Net realized gain (loss) on investments in Funds	3,109	—	—	99,123	116	7,474	9
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,603)	—	—	(12,600)	2,503	(7,668)	247
Net change in net assets
from operations	(801)	—	—	77,607	2,014	(847)	83

Contract transactions
Surrenders and terminations	(9,290)	—	—	(73,374)	(2,481)	—	(1,109)
Transfers between Investment Divisions	1,213	—	—	(10,501)	981	(308,386)	35,000
Contract owner charges	(97)	—	—	(191)	—	(35)	—
Net change in net assets
from contract transactions	(8,174)	—	—	(84,066)	(1,500)	(308,421)	33,891

Net change in net assets	(8,975)	—	—	(6,459)	514	(309,268)	33,974

Net assets beginning of year	99,639	—	—	594,180	40,289	374,869	—

Net assets end of year	$90,664	$—	$—	$587,721	$40,803	$65,601	$33,974

Contract unit transactions
Units outstanding at beginning of year	3,322	—	—	22,864	4,579	28,452	—
Units issued	191	—	—	6,719	120	32,217	3,741
Units redeemed	(525)	—	—	(9,703)	(290)	(28,229)	(118)
Units outstanding at end of year	2,988	—	—	19,880	4,409	32,440	3,623
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,738	$—	$—	$193,676	$1,094	$58,737	$35,000
Proceeds from sales	$15,219	$—	$—	$286,658	$3,199	$367,811	$1,282

See Notes to the Financial Statements.

21

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A
Operations
Net investment income (loss)	$(877)	$(335)	$(3,740)	$(6,051)	$(2,410)	$(1,847)	$—
Net realized gain (loss) on investments in Funds	797	295	17,106	17,702	6,467	2,643	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,664	2,404	19,006	52,931	18,376	22,641	—
Net change in net assets
from operations	10,584	2,364	32,372	64,582	22,433	23,437	—

Contract transactions
Surrenders and terminations	(1,835)	(5,955)	(40,318)	(29,965)	(2,265)	(11,974)	—
Transfers between Investment Divisions	256	226	89,200	82,817	56,496	186,430	—
Contract owner charges	—	—	(12)	(131)	(136)	(17)	—
Net change in net assets
from contract transactions	(1,579)	(5,729)	48,870	52,721	54,095	174,439	—

Net change in net assets	9,005	(3,365)	81,242	117,303	76,528	197,876	—

Net assets beginning of year	54,085	26,199	242,527	358,544	140,997	74,181	—

Net assets end of year	$63,090	$22,834	$323,769	$475,847	$217,525	$272,057	$—

Contract unit transactions
Units outstanding at beginning of year	2,123	1,391	10,103	6,499	3,325	5,063	—
Units issued	70	15	3,229	1,605	1,369	10,653	—
Units redeemed	(119)	(328)	(1,776)	(799)	(275)	(787)	—
Units outstanding at end of year	2,074	1,078	11,556	7,305	4,419	14,929	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,722	$297	$89,199	$100,498	$66,899	$186,862	$—
Proceeds from sales	$4,178	$6,361	$44,069	$53,828	$15,214	$14,270	$—

See Notes to the Financial Statements.

22

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(4,661)	$(2,224)	$(4,735)	$(50)	$(1,275)	$(1,483)	$(33,043)
Net realized gain (loss) on investments in Funds	4,076	28,842	6,122	363	19,829	6,263	221,605
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,883	9,238	44,543	59	(4,652)	19,315	24,335
Net change in net assets
from operations	42,298	35,856	45,930	372	13,902	24,095	212,897

Contract transactions
Surrenders and terminations	—	(76,546)	—	(1,322)	(64,165)	(1,859)	(300,112)
Transfers between Investment Divisions	(3,927)	(12,049)	47,556	(12)	(84)	(16,086)	16,621
Contract owner charges	—	(9)	—	(16)	—	(21)	(544)
Net change in net assets
from contract transactions	(3,927)	(88,604)	47,556	(1,350)	(64,249)	(17,966)	(284,035)

Net change in net assets	38,371	(52,748)	93,486	(978)	(50,347)	6,129	(71,138)

Net assets beginning of year	290,734	156,274	255,613	3,795	107,756	91,907	2,269,555

Net assets end of year	$329,105	$103,526	$349,099	$2,817	$57,409	$98,036	$2,198,417

Contract unit transactions
Units outstanding at beginning of year	15,033	9,540	7,018	243	6,184	8,497	31,666
Units issued	—	170	1,533	—	4	43	1,383
Units redeemed	(178)	(4,689)	(217)	(81)	(3,355)	(1,450)	(5,099)
Units outstanding at end of year	14,855	5,021	8,334	162	2,833	7,090	27,950
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$3,394	$56,478	$—	$77	$480	$92,317
Proceeds from sales	$8,588	$94,222	$13,657	$1,400	$65,601	$19,929	$409,395

See Notes to the Financial Statements.

23

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$779	$(716)	$478	$(18)	$(6,460)	$(636)	$(14,745)
Net realized gain (loss) on investments in Funds	39,594	1,692	(74)	489	5,743	(63)	7,043
Net change in unrealized appreciation
(depreciation) on investments in Funds	77,333	2,257	(142)	814	55,859	2,408	61,309
Net change in net assets
from operations	117,706	3,233	262	1,285	55,142	1,709	53,607

Contract transactions
Purchase payments	—	—	—	—	—	—	55,293
Surrenders and terminations	(32,075)	(2,301)	(585)	—	(11,720)	(7,710)	(129,738)
Transfers between Investment Divisions	(25,702)	(629)	2,880	(430)	1,898	2,567	12,825
Contract owner charges	(34)	(30)	—	(3)	(219)	(17)	(441)
Net change in net assets
from contract transactions	(57,811)	(2,960)	2,295	(433)	(10,041)	(5,160)	(62,061)

Net change in net assets	59,895	273	2,557	852	45,101	(3,451)	(8,454)

Net assets beginning of year	319,815	49,123	21,198	2,570	418,996	46,153	1,016,558

Net assets end of year	$379,710	$49,396	$23,755	$3,422	$464,097	$42,702	$1,008,104

Contract unit transactions
Units outstanding at beginning of year	17,093	1,953	1,688	205	10,070	1,697	51,840
Units issued	252	49	227	225	50	106	3,746
Units redeemed	(2,949)	(173)	(47)	(225)	(283)	(314)	(6,901)
Units outstanding at end of year	14,396	1,829	1,868	205	9,837	1,489	48,685
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$36,288	$1,299	$3,705	$3,171	$2,160	$2,670	$75,300
Proceeds from sales	$68,444	$4,975	$932	$3,622	$18,661	$8,466	$152,106

See Notes to the Financial Statements.

24

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$—	$(54)	$(345)	$33,583	$(6,210)	$(1,456)	$(3,065)
Net realized gain (loss) on investments in Funds	—	506	38	—	2,936	2,804	28,868
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(255)	1,647	—	26,746	12,791	(3,790)
Net change in net assets
from operations	—	197	1,340	33,583	23,472	14,139	22,013

Contract transactions
Surrenders and terminations	—	(5,410)	(597)	(594,753)	(42,516)	(8,800)	(4,981)
Transfers between Investment Divisions	—	(4,076)	351	57,592	3,718	(664)	54,278
Contract owner charges	—	(29)	—	(574)	(133)	(66)	(104)
Net change in net assets
from contract transactions	—	(9,515)	(246)	(537,735)	(38,931)	(9,530)	49,193

Net change in net assets	—	(9,318)	1,094	(504,152)	(15,459)	4,609	71,206

Net assets beginning of year	—	9,886	22,709	1,966,198	421,556	94,092	141,312

Net assets end of year	$—	$568	$23,803	$1,462,046	$406,097	$98,701	$212,518

Contract unit transactions
Units outstanding at beginning of year	—	357	2,188	184,801	22,384	5,174	7,103
Units issued	—	339	90	68,911	460	63	11,963
Units redeemed	—	(339)	(114)	(119,306)	(2,480)	(550)	(9,368)
Units outstanding at end of year	—	357	2,164	134,406	20,364	4,687	9,698
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$12	$956	$792,593	$8,982	$1,139	$238,185
Proceeds from sales	$—	$9,581	$1,547	$1,296,745	$54,123	$12,125	$192,057

See Notes to the Financial Statements.

25

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
Operations
Net investment income (loss)	$(4,617)	$(509)	$(191)	$(14,384)	$(8,951)	$(826)	$—
Net realized gain (loss) on investments in Funds	12,242	(66)	45	103,952	60,892	17,980	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,436	3,385	1,783	37,790	(26,391)	(10,143)	—
Net change in net assets
from operations	43,061	2,810	1,637	127,358	25,550	7,011	—

Contract transactions
Surrenders and terminations	(22,852)	(6,631)	—	(193,478)	(244,830)	(54,236)	—
Transfers between Investment Divisions	44	3,621	—	1,559	12,019	—	—
Contract owner charges	(98)	—	—	(254)	(56)	(28)	—
Net change in net assets
from contract transactions	(22,906)	(3,010)	—	(192,173)	(232,867)	(54,264)	—

Net change in net assets	20,155	(200)	1,637	(64,815)	(207,317)	(47,253)	—

Net assets beginning of year	305,853	35,961	12,042	1,043,612	681,376	76,870	—

Net assets end of year	$326,008	$35,761	$13,679	$978,797	$474,059	$29,617	$—

Contract unit transactions
Units outstanding at beginning of year	7,318	2,693	792	24,884	14,629	5,735	—
Units issued	24	282	—	376	581	73	—
Units redeemed	(557)	(509)	—	(4,718)	(5,478)	(3,857)	—
Units outstanding at end of year	6,785	2,466	792	20,542	9,732	1,951	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$882	$3,765	$—	$17,352	$25,075	$939	$—
Proceeds from sales	$28,405	$7,284	$191	$223,909	$266,893	$56,029	$—

See Notes to the Financial Statements.

26

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
Operations
Net investment income (loss)	$(55,076)	$(5,131)	$(69,195)	$(4,386)	$(40,836)	$(5,083)	$—
Net realized gain (loss) on investments in Funds	78,222	9,427	209,063	2,626	140,284	63,752	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	424,320	21,000	396,031	27,432	174,546	(42,947)	—
Net change in net assets
from operations	447,466	25,296	535,899	25,672	273,994	15,722	—

Contract transactions
Purchase payments	—	—	7,879	—	22,049	—	—
Surrenders and terminations	(57,264)	(22,831)	(179,320)	(1,462)	(200,986)	(31,179)	—
Transfers between Investment Divisions	111,873	(3,406)	(50,604)	—	833	(179,120)	—
Contract owner charges	(614)	(308)	(621)	(209)	(762)	(214)	—
Net change in net assets
from contract transactions	53,995	(26,545)	(222,666)	(1,671)	(178,866)	(210,513)	—

Net change in net assets	501,461	(1,249)	313,233	24,001	95,128	(194,791)	—

Net assets beginning of year	3,461,151	342,082	4,456,265	280,479	2,693,441	444,603	—

Net assets end of year	$3,962,612	$340,833	$4,769,498	$304,480	$2,788,569	$249,812	$—

Contract unit transactions
Units outstanding at beginning of year	95,747	22,499	136,316	14,369	102,920	7,802	—
Units issued	2,884	247	2,021	—	1,923	25	—
Units redeemed	(1,634)	(1,924)	(8,330)	(82)	(8,492)	(3,709)	—
Units outstanding at end of year	96,997	20,822	130,007	14,287	96,351	4,118	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$116,260	$4,027	$70,206	$—	$50,192	$1,482	$—
Proceeds from sales	$117,341	$35,703	$362,067	$6,057	$269,894	$217,078	$—

See Notes to the Financial Statements.

27

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(903)	$(8,888)	$(48)	$(5,286)	$(26)	$(1,973)	$(22)
Net realized gain (loss) on investments in Funds	264	37,699	1,285	144,187	(510)	534	522
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,653	38,240	(412)	(69,205)	604	7,969	(435)
Net change in net assets
from operations	3,014	67,051	825	69,696	68	6,530	65

Contract transactions
Surrenders and terminations	(15,016)	(40,597)	(4,697)	(303,092)	(18,912)	(11,356)	(218)
Transfers between Investment Divisions	58	(39,838)	265	(11,759)	—	2,015	1,414
Contract owner charges	(50)	(217)	(5)	(39)	—	(24)	—
Net change in net assets
from contract transactions	(15,008)	(80,652)	(4,437)	(314,890)	(18,912)	(9,365)	1,196

Net change in net assets	(11,994)	(13,601)	(3,612)	(245,194)	(18,844)	(2,835)	1,261

Net assets beginning of year	70,559	596,811	12,003	414,810	18,844	132,785	2,774

Net assets end of year	$58,565	$583,210	$8,391	$169,616	$—	$129,950	$4,035

Contract unit transactions
Units outstanding at beginning of year	5,481	28,822	767	22,512	1,831	10,870	55
Units issued	9	398	38	285	138	1,009	63
Units redeemed	(1,158)	(4,111)	(317)	(14,841)	(1,831)	(1,757)	(57)
Units outstanding at end of year	4,332	25,109	488	7,956	138	10,122	61
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$120	$8,600	$1,651	$16,025	$—	$12,882	$4,000
Proceeds from sales	$16,031	$98,140	$5,219	$326,288	$18,938	$24,220	$2,826

See Notes to the Financial Statements.

28

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(1,905)	$(257)	$(87)	$(98)	$(5,596)	$(398)	$(3,786)
Net realized gain (loss) on investments in Funds	5,308	2,544	59	76	96,884	6,329	8,317
Net change in unrealized appreciation
(depreciation) on investments in Funds	434	(2,452)	730	1,685	(67,601)	(2,266)	27,671
Net change in net assets
from operations	3,837	(165)	702	1,663	23,687	3,665	32,202

Contract transactions
Surrenders and terminations	(4,293)	—	(27)	(486)	(13,842)	(11,410)	(19,215)
Transfers between Investment Divisions	(4,403)	2	31	(9)	(199,737)	(3,364)	13,432
Contract owner charges	(67)	—	(59)	(14)	(106)	—	(33)
Net change in net assets
from contract transactions	(8,763)	2	(55)	(509)	(213,685)	(14,774)	(5,816)

Net change in net assets	(4,926)	(163)	647	1,154	(189,998)	(11,109)	26,386

Net assets beginning of year	137,899	14,917	5,643	6,130	490,845	26,113	245,543

Net assets end of year	$132,973	$14,754	$6,290	$7,284	$300,847	$15,004	$271,929

Contract unit transactions
Units outstanding at beginning of year	2,094	952	157	568	14,043	986	5,232
Units issued	65	613	3	—	246	155	487
Units redeemed	(208)	(613)	(4)	(45)	(6,108)	(647)	(581)
Units outstanding at end of year	1,951	952	156	523	8,181	494	5,138
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,000	$9,740	$97	$2	$8,653	$4,000	$23,074
Proceeds from sales	$14,668	$9,995	$239	$609	$227,934	$19,172	$32,676

See Notes to the Financial Statements.

29

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(269)	$(11,010)	$(3,383)	$(1,134)	$(10,246)	$(381)	$(4,188)
Net realized gain (loss) on investments in Funds	6,229	176,219	5,041	7,305	48,084	158	8,579
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,092)	(33,118)	55,859	1,903	80,356	664	8,531
Net change in net assets
from operations	1,868	132,091	57,517	8,074	118,194	441	12,922

Contract transactions
Surrenders and terminations	(17,154)	(100,170)	(15,271)	(778)	(56,691)	(917)	(19,109)
Transfers between Investment Divisions	(2,076)	(40,613)	(4,516)	(62,734)	(5,623)	10	(5,887)
Contract owner charges	—	(177)	(57)	(8)	(68)	(3)	(69)
Net change in net assets
from contract transactions	(19,230)	(140,960)	(19,844)	(63,520)	(62,382)	(910)	(25,065)

Net change in net assets	(17,362)	(8,869)	37,673	(55,446)	55,812	(469)	(12,143)

Net assets beginning of year	21,174	738,962	203,111	134,634	659,388	25,686	297,970

Net assets end of year	$3,812	$730,093	$240,784	$79,188	$715,200	$25,217	$285,827

Contract unit transactions
Units outstanding at beginning of year	1,141	6,644	10,023	9,382	9,094	2,057	6,268
Units issued	570	1,087	47	74	390	70	93
Units redeemed	(1,268)	(2,209)	(896)	(4,562)	(1,159)	(144)	(650)
Units outstanding at end of year	443	5,522	9,174	4,894	8,325	1,983	5,711
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,000	$132,180	$1,062	$1,199	$29,365	$909	$4,259
Proceeds from sales	$25,499	$284,150	$24,289	$65,853	$101,993	$2,200	$33,512

See Notes to the Financial Statements.

30

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
Operations
Net investment income (loss)	$(52,359)	$(7,862)	$(4,549)	$(763)	$(443)	$(7,350)	$—
Net realized gain (loss) on investments in Funds	134,496	41,437	14,637	2,537	1,162	51,278	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	414,086	(15,133)	33,171	5,869	4,905	(25,400)	—
Net change in net assets
from operations	496,223	18,442	43,259	7,643	5,624	18,528	—

Contract transactions
Surrenders and terminations	(185,548)	(84,750)	(32,256)	(1,141)	(810)	(49,496)	—
Transfers between Investment Divisions	(215)	(10,362)	(180)	(2,664)	8,684	(61,114)	—
Contract owner charges	(751)	(200)	(196)	(125)	(6)	(251)	—
Net change in net assets
from contract transactions	(186,514)	(95,312)	(32,632)	(3,930)	7,868	(110,861)	—

Net change in net assets	309,709	(76,870)	10,627	3,713	13,492	(92,333)	—

Net assets beginning of year	3,364,544	591,996	293,216	48,321	22,853	541,053	—

Net assets end of year	$3,674,253	$515,126	$303,843	$52,034	$36,345	$448,720	$—

Contract unit transactions
Units outstanding at beginning of year	64,755	15,659	13,298	2,213	605	15,440	—
Units issued	2,518	229	240	191	266	402	—
Units redeemed	(6,067)	(2,784)	(1,545)	(365)	(61)	(3,580)	—
Units outstanding at end of year	61,206	13,104	11,993	2,039	810	12,262	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$134,641	$8,147	$5,088	$4,891	$10,413	$14,559	$—
Proceeds from sales	$373,514	$111,321	$42,269	$9,584	$2,988	$132,770	$—

See Notes to the Financial Statements.

31

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(15)	$31	$(2,782)	$(1,833)	$(2,097)	$(347)	$(1,678)
Net realized gain (loss) on investments in Funds	(95)	1,190	647	8,613	1,771	160	4,550
Net change in unrealized appreciation
(depreciation) on investments in Funds	(14)	(742)	15,805	11,667	12,743	1,635	3,492
Net change in net assets
from operations	(124)	479	13,670	18,447	12,417	1,448	6,364

Contract transactions
Purchase payments	—	—	—	—	—	—	45,843
Surrenders and terminations	—	(305)	(1,045)	(324)	(16,156)	(4,854)	(13,966)
Transfers between Investment Divisions	(3,873)	(1)	31,344	105,716	7,579	30	1,916
Contract owner charges	—	(12)	(38)	(4)	(28)	(20)	(97)
Net change in net assets
from contract transactions	(3,873)	(318)	30,261	105,388	(8,605)	(4,844)	33,696

Net change in net assets	(3,997)	161	43,931	123,835	3,812	(3,396)	40,060

Net assets beginning of year	3,997	4,922	156,808	18,093	141,365	25,515	90,402

Net assets end of year	$—	$5,083	$200,739	$141,928	$145,177	$22,119	$130,462

Contract unit transactions
Units outstanding at beginning of year	166	245	12,697	429	13,014	1,959	6,307
Units issued	—	—	2,504	6,700	829	6	8,339
Units redeemed	(166)	(18)	(82)	(4,258)	(1,628)	(393)	(6,077)
Units outstanding at end of year	—	227	15,119	2,871	12,215	1,572	8,569
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$1,360	$31,348	$287,958	$9,656	$76	$126,565
Proceeds from sales	$3,888	$387	$3,869	$184,403	$20,358	$5,267	$94,547

See Notes to the Financial Statements.

32

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Operations
Net investment income (loss)	$(4,042)	$—	$—	$(376)	$(13,783)	$(2,703)	$—
Net realized gain (loss) on investments in Funds	8,262	—	—	187	113,868	30,164	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,451	—	—	1,447	22,966	(5,580)	—
Net change in net assets
from operations	17,671	—	—	1,258	123,051	21,881	—

Contract transactions
Surrenders and terminations	(23,207)	—	—	(640)	(70,522)	—	—
Transfers between Investment Divisions	8,149	—	—	—	(148,955)	(2,709)	—
Contract owner charges	(134)	—	—	(14)	(309)	—	—
Net change in net assets
from contract transactions	(15,192)	—	—	(654)	(219,786)	(2,709)	—

Net change in net assets	2,479	—	—	604	(96,735)	19,172	—

Net assets beginning of year	272,820	—	—	25,651	923,120	140,256	—

Net assets end of year	$275,299	$—	$—	$26,255	$826,385	$159,428	$—

Contract unit transactions
Units outstanding at beginning of year	10,912	—	—	1,070	25,781	8,885	—
Units issued	817	—	—	—	3,956	20,564	—
Units redeemed	(1,420)	—	—	(29)	(9,565)	(20,584)	—
Units outstanding at end of year	10,309	—	—	1,041	20,172	8,865	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$21,627	$—	$—	$—	$144,927	$340,056	$—
Proceeds from sales	$40,861	$—	$—	$1,030	$378,496	$345,468	$—

See Notes to the Financial Statements.

33

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(9,694)	$(18,869)	$(28,541)	$(1,921)	$—	$(5,160)	$(1,876)
Net realized gain (loss) on investments in Funds	23,302	293,127	209,796	12,596	—	61,872	529
Net change in unrealized appreciation
(depreciation) on investments in Funds	49,703	(138,696)	(150,557)	(5,563)	—	(22,376)	18,220
Net change in net assets
from operations	63,311	135,562	30,698	5,112	—	34,336	16,873

Contract transactions
Surrenders and terminations	(44,846)	(154,212)	(375,185)	(5,874)	—	(32,323)	—
Transfers between Investment Divisions	123,410	(348,704)	32,100	(113,825)	—	(61,753)	457
Contract owner charges	(71)	(580)	(333)	(403)	—	(334)	(1,128)
Net change in net assets
from contract transactions	78,493	(503,496)	(343,418)	(120,102)	—	(94,410)	(671)

Net change in net assets	141,804	(367,934)	(312,720)	(114,990)	—	(60,074)	16,202

Net assets beginning of year	528,252	1,460,933	2,015,700	212,848	—	387,986	117,749

Net assets end of year	$670,056	$1,092,999	$1,702,980	$97,858	$—	$327,912	$133,951

Contract unit transactions
Units outstanding at beginning of year	20,299	22,085	24,521	20,402	—	8,789	7,987
Units issued	5,411	57	1,548	989	—	1,334	31
Units redeemed	(2,254)	(7,681)	(5,680)	(12,368)	—	(3,391)	(71)
Units outstanding at end of year	23,456	14,461	20,389	9,023	—	6,732	7,947
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$140,627	$3,696	$122,577	$10,692	$—	$62,750	$458
Proceeds from sales	$71,828	$526,061	$494,536	$132,715	$—	$162,320	$3,005

See Notes to the Financial Statements.

34

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(56)	$—	$(1,032)	$(24,391)	$(1,212)
Net realized gain (loss) on investments in Funds	—	—	588	—	280	265,436	42,222
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	402	—	23,205	(22,246)	(29,442)
Net change in net assets
from operations	—	—	934	—	22,453	218,799	11,568

Contract transactions
Surrenders and terminations	—	—	—	—	(7,604)	(326,525)	—
Transfers between Investment Divisions	—	—	(376)	—	1,723	(206,740)	(29,072)
Contract owner charges	—	—	(5)	—	(50)	(435)	(4)
Net change in net assets
from contract transactions	—	—	(381)	—	(5,931)	(533,700)	(29,076)

Net change in net assets	—	—	553	—	16,522	(314,901)	(17,508)

Net assets beginning of year	—	—	2,850	—	105,039	1,673,573	84,387

Net assets end of year	$—	$—	$3,403	$—	$121,561	$1,358,672	$66,879

Contract unit transactions
Units outstanding at beginning of year	—	—	135	—	6,369	49,562	4,901
Units issued	—	—	135	—	124	117	13,609
Units redeemed	—	—	(135)	—	(435)	(14,372)	(15,132)
Units outstanding at end of year	—	—	135	—	6,058	35,307	3,378
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$3,342	$—	$2,802	$3,989	$237,101
Proceeds from sales	$—	$—	$3,574	$—	$9,765	$562,080	$267,389

See Notes to the Financial Statements.

35

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2025

	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(1,617)	$(1,228)
Net realized gain (loss) on investments in Funds	173	19,288
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,376	(7,801)
Net change in net assets
from operations	7,932	10,259

Contract transactions
Surrenders and terminations	(4,487)	(41,680)
Transfers between Investment Divisions	2,449	(3,391)
Contract owner charges	(21)	(29)
Net change in net assets
from contract transactions	(2,059)	(45,100)

Net change in net assets	5,873	(34,841)

Net assets beginning of year	106,247	110,873

Net assets end of year	$112,120	$76,032

Contract unit transactions
Units outstanding at beginning of year	6,489	2,752
Units issued	157	21
Units redeemed	(285)	(1,102)
Units outstanding at end of year	6,361	1,671
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,702	$853
Proceeds from sales	$6,378	$47,181

See Notes to the Financial Statements.

36

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$(678)	$(8,476)	$—	$(77)	$—	$(175)
Net realized gain (loss) on investments in Funds	—	443	31,009	—	178	—	3,310
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	1,926	24,840	—	198	—	(2,462)
Net change in net assets
from operations	—	1,691	47,373	—	299	—	673

Contract transactions
Surrenders and terminations	—	(5,641)	(144,485)	—	(665)	—	(11,999)
Transfers between Investment Divisions	—	(40)	(8,959)	—	—	—	—
Contract owner charges	—	(41)	(150)	—	(23)	—	(18)
Net change in net assets
from contract transactions	—	(5,722)	(153,594)	—	(688)	—	(12,017)

Net change in net assets	—	(4,031)	(106,221)	—	(389)	—	(11,344)

Net assets beginning of year	—	45,729	645,454	—	5,059	—	19,260

Net assets end of year	$—	$41,698	$539,233	$—	$4,670	$—	$7,916

Contract unit transactions
Units outstanding at beginning of year	—	3,818	33,863	—	316	—	1,060
Units issued	—	3	60	—	—	—	—
Units redeemed	—	(473)	(7,955)	—	(41)	—	(657)
Units outstanding at end of year	—	3,348	25,968	—	275	—	403

See Notes to the Financial Statements.

37

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(47)	$(74)	$(365)	$611	$(178)	$(2,743)
Net realized gain (loss) on investments in Funds	—	9	(372)	4,408	(298)	96	562
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	279	1,022	(2,361)	559	693	13,874
Net change in net assets
from operations	—	241	576	1,682	872	611	11,693

Contract transactions
Surrenders and terminations	—	—	(778)	(13,437)	(487)	—	(9,134)
Transfers between Investment Divisions	—	307	(7,435)	(14,690)	(190)	39	78,114
Contract owner charges	—	—	(7)	(15)	(32)	(23)	(157)
Net change in net assets
from contract transactions	—	307	(8,220)	(28,142)	(709)	16	68,823

Net change in net assets	—	548	(7,644)	(26,460)	163	627	80,516

Net assets beginning of year	—	2,790	16,611	41,395	26,155	11,337	170,820

Net assets end of year	$—	$3,338	$8,967	$14,935	$26,318	$11,964	$251,336

Contract unit transactions
Units outstanding at beginning of year	—	266	1,384	3,126	2,047	631	4,171
Units issued	—	34	61	99	—	6	1,759
Units redeemed	—	(5)	(722)	(2,277)	(55)	(5)	(258)
Units outstanding at end of year	—	295	723	948	1,992	632	5,672

See Notes to the Financial Statements.

38

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(1,408)	$—	$—	$(8,404)	$(647)	$(2,909)	$—
Net realized gain (loss) on investments in Funds	1,253	—	—	10,831	176	128	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,937	—	—	70,659	339	12,090	—
Net change in net assets
from operations	6,782	—	—	73,086	(132)	9,309	—

Contract transactions
Purchase payments	7,396	—	—	36,981	—	—	—
Surrenders and terminations	(1,361)	—	—	(25,957)	(3,881)	—	—
Transfers between Investment Divisions	3,611	—	—	(5,650)	357	362,807	—
Contract owner charges	(103)	—	—	(182)	—	(35)	—
Net change in net assets
from contract transactions	9,543	—	—	5,192	(3,524)	362,772	—

Net change in net assets	16,325	—	—	78,278	(3,656)	372,081	—

Net assets beginning of year	83,314	—	—	515,902	43,945	2,788	—

Net assets end of year	$99,639	$—	$—	$594,180	$40,289	$374,869	$—

Contract unit transactions
Units outstanding at beginning of year	2,995		—	22,693	4,962	229	—
Units issued	417	—	—	1,527	43	28,226	—
Units redeemed	(90)	—	—	(1,356)	(426)	(3)	—
Units outstanding at end of year	3,322	—	—	22,864	4,579	28,452	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

39

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(678)	$(378)	$(3,568)	$(4,669)	$(2,086)	$(1,341)	$—
Net realized gain (loss) on investments in Funds	492	110	3,030	10,515	5,537	3,753	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,938	311	25,192	70,170	23,355	(547)	—
Net change in net assets
from operations	2,752	43	24,654	76,016	26,806	1,865	—

Contract transactions
Surrenders and terminations	(2,369)	(1,719)	(3,935)	(22,444)	(1,987)	(20,818)	—
Transfers between Investment Divisions	31,369	2,445	—	74,678	(8,756)	634	—
Contract owner charges	(2)	(3)	(11)	(71)	(151)	(13)	—
Net change in net assets
from contract transactions	28,998	723	(3,946)	52,163	(10,894)	(20,197)	—

Net change in net assets	31,750	766	20,708	128,179	15,912	(18,332)	—

Net assets beginning of year	22,335	25,433	221,819	230,365	125,085	92,513	—

Net assets end of year	$54,085	$26,199	$242,527	$358,544	$140,997	$74,181	$—

Contract unit transactions
Units outstanding at beginning of year	978	1,357	10,268	5,398	3,594	6,389
Units issued	1,275	127	—	1,933	49	43	—
Units redeemed	(130)	(93)	(165)	(832)	(318)	(1,369)	—
Units outstanding at end of year	2,123	1,391	10,103	6,499	3,325	5,063	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

40

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(4,340)	$(2,261)	$(3,499)	$(64)	$(1,603)	$(1,468)	$(33,654)
Net realized gain (loss) on investments in Funds	3,834	1,208	2,240	220	691	3,484	333,461
Net change in unrealized appreciation
(depreciation) on investments in Funds	22,577	6,989	35,449	408	8,794	(6,442)	286,077
Net change in net assets
from operations	22,071	5,936	34,190	564	7,882	(4,426)	585,884

Contract transactions
Purchase payments	—	7,396	—	13	—	—	855
Surrenders and terminations	—	(3,790)	(867)	(1,205)	(1,718)	(8,069)	(322,972)
Transfers between Investment Divisions	(4,908)	7,310	51,853	(1)	32	2,716	(214,819)
Contract owner charges	—	(7)	—	(15)	—	(21)	(592)
Net change in net assets
from contract transactions	(4,908)	10,909	50,986	(1,208)	(1,686)	(5,374)	(537,528)

Net change in net assets	17,163	16,845	85,176	(644)	6,196	(9,800)	48,356

Net assets beginning of year	273,571	139,429	170,437	4,439	101,560	101,707	2,221,199

Net assets end of year	$290,734	$156,274	$255,613	$3,795	$107,756	$91,907	$2,269,555

Contract unit transactions
Units outstanding at beginning of year	15,280	8,895	5,467	323	6,283	8,931	40,128
Units issued	—	941	1,595	1	3	600	1,352
Units redeemed	(247)	(296)	(44)	(81)	(102)	(1,034)	(9,814)
Units outstanding at end of year	15,033	9,540	7,018	243	6,184	8,497	31,666

See Notes to the Financial Statements.

41

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$1,030	$(704)	$789	$49	$(4,374)	$(468)	$(16,023)
Net realized gain (loss) on investments in Funds	33,255	2,230	(232)	—	6,087	313	6,668
Net change in unrealized appreciation
(depreciation) on investments in Funds	(24,619)	8,687	159	(225)	42,374	2,223	17,685
Net change in net assets
from operations	9,666	10,213	716	(176)	44,087	2,068	8,330

Contract transactions
Purchase payments	—	—	—	—	—	—	8,358
Surrenders and terminations	(37,588)	(3,202)	(1,604)	—	(12,167)	(2,684)	(172,707)
Transfers between Investment Divisions	41,156	826	1,777	2,746	203,039	38,679	36,826
Contract owner charges	(41)	(33)	(3)	—	(221)	(14)	(499)
Net change in net assets
from contract transactions	3,527	(2,409)	170	2,746	190,651	35,981	(128,022)

Net change in net assets	13,193	7,804	886	2,570	234,738	38,049	(119,692)

Net assets beginning of year	306,622	41,319	20,312	—	184,258	8,104	1,136,250

Net assets end of year	$319,815	$49,123	$21,198	$2,570	$418,996	$46,153	$1,016,558

Contract unit transactions
Units outstanding at beginning of year	16,867	2,064	1,665	—	5,252	321	58,396
Units issued	2,417	197	182	205	5,146	1,512	10,951
Units redeemed	(2,191)	(308)	(159)	—	(328)	(136)	(17,507)
Units outstanding at end of year	17,093	1,953	1,688	205	10,070	1,697	51,840

See Notes to the Financial Statements.

42

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(25)	$(47)	$(339)	$89,259	$(6,617)	$(1,541)	$(2,285)
Net realized gain (loss) on investments in Funds	437	11	(29)	—	777	5,315	8,790
Net change in unrealized appreciation
(depreciation) on investments in Funds	(314)	143	594	—	7,812	117	621
Net change in net assets
from operations	98	107	226	89,259	1,972	3,891	7,126

Contract transactions
Surrenders and terminations	(3,628)	—	(575)	(67,650)	(98,480)	(12,152)	(29,706)
Transfers between Investment Divisions	—	9,306	652	(873,425)	110,482	(18,200)	1,125
Contract owner charges	—	(24)	—	(570)	(152)	(63)	(105)
Net change in net assets
from contract transactions	(3,628)	9,282	77	(941,645)	11,850	(30,415)	(28,686)

Net change in net assets	(3,530)	9,389	303	(852,386)	13,822	(26,524)	(21,560)

Net assets beginning of year	3,530	497	22,406	2,818,584	407,734	120,616	162,872

Net assets end of year	$—	$9,886	$22,709	$1,966,198	$421,556	$94,092	$141,312

Contract unit transactions
Units outstanding at beginning of year	337	19	2,181	273,464	21,701	6,901	8,587
Units issued	—	339	64	106,073	6,062	231	81
Units redeemed	(337)	(1)	(57)	(194,736)	(5,379)	(1,958)	(1,565)
Units outstanding at end of year	—	357	2,188	184,801	22,384	5,174	7,103

See Notes to the Financial Statements.

43

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
Operations
Net investment income (loss)	$(4,820)	$(453)	$(176)	$(17,746)	$(10,312)	$(1,158)	$—
Net realized gain (loss) on investments in Funds	33,992	160	31	188,295	20,598	717	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,935	(1,598)	1,330	(4,257)	85,203	5,428	—
Net change in net assets
from operations	51,107	(1,891)	1,185	166,292	95,489	4,987	—

Contract transactions
Purchase payments	—	—	—	937	—	—	—
Surrenders and terminations	(45,278)	(772)	—	(242,918)	(58,859)	(1,602)	—
Transfers between Investment Divisions	(47,264)	30,465	—	(136,228)	(48,083)	—	—
Contract owner charges	(112)	—	(12)	(356)	(58)	(41)	—
Net change in net assets
from contract transactions	(92,654)	29,693	(12)	(378,565)	(107,000)	(1,643)	—

Net change in net assets	(41,547)	27,802	1,173	(212,273)	(11,511)	3,344	—

Net assets beginning of year	347,400	8,159	10,869	1,255,885	692,887	73,526	—

Net assets end of year	$305,853	$35,961	$12,042	$1,043,612	$681,376	$76,870	$—

Contract unit transactions
Units outstanding at beginning of year	9,760	632	793	34,151	17,104	5,860	—
Units issued	11	2,165	—	1,191	355	—	—
Units redeemed	(2,453)	(104)	(1)	(10,458)	(2,830)	(125)	—
Units outstanding at end of year	7,318	2,693	792	24,884	14,629	5,735	—

See Notes to the Financial Statements.

44

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(51,370)	$(5,142)	$(66,124)	$(4,207)	$(40,889)	$(6,354)	$—
Net realized gain (loss) on investments in Funds	72,036	3,808	150,383	4,001	178,590	9,232	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	354,828	11,589	352,466	15,072	71,522	46,686	—
Net change in net assets
from operations	375,494	10,255	436,725	14,866	209,223	49,564	—

Contract transactions
Purchase payments	386	—	8,265	—	—	—	—
Surrenders and terminations	(54,464)	(12,515)	(123,505)	(3,570)	(335,631)	(17,595)	—
Transfers between Investment Divisions	(4,867)	4,949	39,309	—	1,035	2,592	—
Contract owner charges	(630)	(267)	(647)	(251)	(792)	(217)	—
Net change in net assets
from contract transactions	(59,575)	(7,833)	(76,578)	(3,821)	(335,388)	(15,220)	—

Net change in net assets	315,919	2,422	360,147	11,045	(126,165)	34,344	—

Net assets beginning of year	3,145,232	339,660	4,096,118	269,434	2,819,606	410,259	—

Net assets end of year	$3,461,151	$342,082	$4,456,265	$280,479	$2,693,441	$444,603	$—

Contract unit transactions
Units outstanding at beginning of year	97,391	23,032	138,683	14,565	116,461	8,093
Units issued	13	323	4,326	113	43	313	—
Units redeemed	(1,657)	(856)	(6,693)	(309)	(13,584)	(604)	—
Units outstanding at end of year	95,747	22,499	136,316	14,369	102,920	7,802	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

45

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(1,378)	$(9,650)	$182	$(5,790)	$857	$(1,939)	$(33)
Net realized gain (loss) on investments in Funds	(155)	48,387	132	18,308	2	(244)	21
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,163	39,971	(439)	61,529	(238)	1,202	621
Net change in net assets
from operations	(370)	78,708	(125)	74,047	621	(981)	609

Contract transactions
Purchase payments	—	703	—	—	—	3,580	—
Surrenders and terminations	(23,897)	(75,844)	(899)	(16,870)	—	(5,319)	(139)
Transfers between Investment Divisions	562	(16,928)	613	(14,537)	1,391	9,903	995
Contract owner charges	(50)	(278)	(5)	(38)	—	(42)	—
Net change in net assets
from contract transactions	(23,385)	(92,347)	(291)	(31,445)	1,391	8,122	856

Net change in net assets	(23,755)	(13,639)	(416)	42,602	2,012	7,141	1,465

Net assets beginning of year	94,314	610,450	12,419	372,208	16,832	125,644	1,309

Net assets end of year	$70,559	$596,811	$12,003	$414,810	$18,844	$132,785	$2,774

Contract unit transactions
Units outstanding at beginning of year	7,301	33,316	787	24,365	1,693	10,201	36
Units issued	145	1,916	58	107	148	1,437	23
Units redeemed	(1,965)	(6,410)	(78)	(1,960)	(10)	(768)	(4)
Units outstanding at end of year	5,481	28,822	767	22,512	1,831	10,870	55

See Notes to the Financial Statements.

46

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(2,103)	$(228)	$(81)	$(94)	$(7,636)	$(428)	$(3,996)
Net realized gain (loss) on investments in Funds	17,750	348	59	15	26,514	3,067	8,663
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,804	1,546	658	314	5,663	4,185	(2,385)
Net change in net assets
from operations	26,451	1,666	636	235	24,541	6,824	2,282

Contract transactions
Surrenders and terminations	(24,423)	(716)	—	(442)	(28,865)	(15,954)	(8,426)
Transfers between Investment Divisions	(34,061)	—	(44)	125	(1,149)	2,500	91
Contract owner charges	(65)	—	(49)	(14)	(110)	—	(35)
Net change in net assets
from contract transactions	(58,549)	(716)	(93)	(331)	(30,124)	(13,454)	(8,370)

Net change in net assets	(32,098)	950	543	(96)	(5,583)	(6,630)	(6,088)

Net assets beginning of year	169,997	13,967	5,100	6,226	496,428	32,743	251,631

Net assets end of year	$137,899	$14,917	$5,643	$6,130	$490,845	$26,113	$245,543

Contract unit transactions
Units outstanding at beginning of year	3,166	997	160	600	14,824	1,588	5,389
Units issued	63	—	6	12	655	105	406
Units redeemed	(1,135)	(45)	(9)	(44)	(1,436)	(707)	(563)
Units outstanding at end of year	2,094	952	157	568	14,043	986	5,232

See Notes to the Financial Statements.

47

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(274)	$(10,170)	$(3,044)	$(2,195)	$(8,417)	$(319)	$(4,211)
Net realized gain (loss) on investments in Funds	94	46,441	4,243	630	32,521	127	23,027
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,259	151,665	182	(3,670)	88,913	1,376	10,321
Net change in net assets
from operations	2,079	187,936	1,381	(5,235)	113,017	1,184	29,137

Contract transactions
Purchase payments	—	—	3,580	—	—	—	—
Surrenders and terminations	(139)	(56,139)	(32,701)	(869)	(32,330)	(788)	(11,125)
Transfers between Investment Divisions	5,000	36,715	34,081	(458)	83,743	17,603	17,752
Contract owner charges	—	(181)	(53)	(9)	(73)	(3)	(72)
Net change in net assets
from contract transactions	4,861	(19,605)	4,907	(1,336)	51,340	16,812	6,555

Net change in net assets	6,940	168,331	6,288	(6,571)	164,357	17,996	35,692

Net assets beginning of year	14,234	570,631	196,823	141,205	495,031	7,690	262,278

Net assets end of year	$21,174	$738,962	$203,111	$134,634	$659,388	$25,686	$297,970

Contract unit transactions
Units outstanding at beginning of year	875	6,836	9,847	9,468	8,413	633	6,160
Units issued	275	482	2,002	—	1,702	1,562	1,644
Units redeemed	(9)	(674)	(1,826)	(86)	(1,021)	(138)	(1,536)
Units outstanding at end of year	1,141	6,644	10,023	9,382	9,094	2,057	6,268

See Notes to the Financial Statements.

48

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)
Operations
Net investment income (loss)	$(48,016)	$(8,877)	$(4,483)	$(668)	$(510)	$(8,826)	$—
Net realized gain (loss) on investments in Funds	149,207	38,245	17,609	415	17,631	63,116	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	531,843	7,486	45,533	9,459	(10,719)	14,478	—
Net change in net assets
from operations	633,034	36,854	58,659	9,206	6,402	68,768	—

Contract transactions
Purchase payments	1,089	—	—	—	—	—	—
Surrenders and terminations	(380,282)	(54,371)	(18,827)	(2,549)	(2,181)	(150,386)	—
Transfers between Investment Divisions	284,901	30,569	(72,695)	1,853	(44,779)	(5,847)	—
Contract owner charges	(1,314)	(231)	(215)	(112)	(8)	(295)	—
Net change in net assets
from contract transactions	(95,606)	(24,033)	(91,737)	(808)	(46,968)	(156,528)	—

Net change in net assets	537,428	12,821	(33,078)	8,398	(40,566)	(87,760)	—

Net assets beginning of year	2,827,116	579,175	326,294	39,923	63,419	628,813	—

Net assets end of year	$3,364,544	$591,996	$293,216	$48,321	$22,853	$541,053	$—

Contract unit transactions
Units outstanding at beginning of year	66,670	16,301	17,979	2,263	1,953	20,122
Units issued	7,056	1,835	80	100	14	313	—
Units redeemed	(8,971)	(2,477)	(4,761)	(150)	(1,362)	(4,995)	—
Units outstanding at end of year	64,755	15,659	13,298	2,213	605	15,440	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

49

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(18)	$(2)	$(4,071)	$(266)	$(1,766)	$(604)	$(1,706)
Net realized gain (loss) on investments in Funds	1	387	27,708	246	608	(735)	277
Net change in unrealized appreciation
(depreciation) on investments in Funds	14	(294)	(9,695)	2,502	4,898	1,354	1,973
Net change in net assets
from operations	(3)	91	13,942	2,482	3,740	15	544

Contract transactions
Surrenders and terminations	—	(397)	(201,679)	(394)	(9,937)	(6,835)	(29,424)
Transfers between Investment Divisions	4,000	3,662	3,562	(54)	83,244	(41,347)	3,011
Contract owner charges	—	(4)	—	(4)	(17)	(21)	(102)
Net change in net assets
from contract transactions	4,000	3,261	(198,117)	(452)	73,290	(48,203)	(26,515)

Net change in net assets	3,997	3,352	(184,175)	2,030	77,030	(48,188)	(25,971)

Net assets beginning of year	—	1,570	340,983	16,063	64,335	73,703	116,373

Net assets end of year	$3,997	$4,922	$156,808	$18,093	$141,365	$25,515	$90,402

Contract unit transactions
Units outstanding at beginning of year	—	85	28,726	439	6,110	5,918	8,161
Units issued	166	179	312	3	7,828	44	308
Units redeemed	—	(19)	(16,341)	(13)	(924)	(4,003)	(2,162)
Units outstanding at end of year	166	245	12,697	429	13,014	1,959	6,307

See Notes to the Financial Statements.

50

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(4,365)	$—	$—	$(439)	$(17,754)	$(1,792)	$—
Net realized gain (loss) on investments in Funds	12,224	—	—	2,810	355,734	270	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,486	—	—	373	(139,458)	10,925	—
Net change in net assets
from operations	17,345	—	—	2,744	198,522	9,403	—

Contract transactions
Purchase payments	703	—	—	—	—	—	—
Surrenders and terminations	(86,983)	—	—	(827)	(475,428)	—	—
Transfers between Investment Divisions	(1,215)	—	—	(15,912)	(3,186)	69,518	—
Contract owner charges	(182)	—	—	(15)	(359)	—	—
Net change in net assets
from contract transactions	(87,677)	—	—	(16,754)	(478,973)	69,518	—

Net change in net assets	(70,332)	—	—	(14,010)	(280,451)	78,921	—

Net assets beginning of year	343,152	—	—	39,661	1,203,571	61,335	—

Net assets end of year	$272,820	$—	$—	$25,651	$923,120	$140,256	$—

Contract unit transactions
Units outstanding at beginning of year	14,591		—	1,805	39,255	4,270
Units issued	194	—	—	13	18,257	4,646	—
Units redeemed	(3,873)	—	—	(748)	(31,731)	(31)	—
Units outstanding at end of year	10,912	—	—	1,070	25,781	8,885	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

51

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(7,351)	$(21,108)	$(31,920)	$(3,763)	$—	$(6,144)	$(1,724)
Net realized gain (loss) on investments in Funds	36,412	140,663	222,711	4,428	—	43,246	232
Net change in unrealized appreciation
(depreciation) on investments in Funds	18,751	226,229	(27,979)	6,845	—	15,813	12,440
Net change in net assets
from operations	47,812	345,784	162,812	7,510	—	52,915	10,948

Contract transactions
Purchase payments	—	3,593	7,865	—	—	14,793	—
Surrenders and terminations	(89,661)	(92,613)	(143,841)	(72,151)	—	(108,848)	—
Transfers between Investment Divisions	69,181	(148,638)	(250,845)	3,744	—	(5,729)	437
Contract owner charges	(70)	(1,168)	(367)	(1,246)	—	(332)	(1,098)
Net change in net assets
from contract transactions	(20,550)	(238,826)	(387,188)	(69,653)	—	(100,116)	(661)

Net change in net assets	27,262	106,958	(224,376)	(62,143)	—	(47,201)	10,287

Net assets beginning of year	500,990	1,353,975	2,240,076	274,991	—	435,187	107,462

Net assets end of year	$528,252	$1,460,933	$2,015,700	$212,848	$—	$387,986	$117,749

Contract unit transactions
Units outstanding at beginning of year	21,298	26,249	29,305	27,203	—	11,148	8,030
Units issued	2,793	385	1,159	360	—	397	33
Units redeemed	(3,792)	(4,549)	(5,943)	(7,161)	—	(2,756)	(76)
Units outstanding at end of year	20,299	22,085	24,521	20,402	—	8,789	7,987

See Notes to the Financial Statements.

52

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(16)	$—	$(1,442)	$(27,795)	$(1,188)
Net realized gain (loss) on investments in Funds	—	—	63	—	(364)	334,495	479
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	(244)	—	196	(87,600)	8,581
Net change in net assets
from operations	—	—	(197)	—	(1,610)	219,100	7,872

Contract transactions
Purchase payments	—	—	—	—	—	69,000	—
Surrenders and terminations	—	—	—	—	(10,754)	(775,029)	—
Transfers between Investment Divisions	—	—	2,750	—	(6,165)	(83,778)	3,661
Contract owner charges	—	—	(3)	—	(55)	(490)	—
Net change in net assets
from contract transactions	—	—	2,747	—	(16,974)	(790,297)	3,661

Net change in net assets	—	—	2,550	—	(18,584)	(571,197)	11,533

Net assets beginning of year	—	—	300	—	123,623	2,244,770	72,854

Net assets end of year	$—	$—	$2,850	$—	$105,039	$1,673,573	$84,387

Contract unit transactions
Units outstanding at beginning of year	—	—	15	—	7,314	75,069	4,691
Units issued	—	—	120	—	72	3,594	210
Units redeemed	—	—	—	—	(1,017)	(29,101)	—
Units outstanding at end of year	—	—	135	—	6,369	49,562	4,901

See Notes to the Financial Statements.

53

Jackson National Separate Account III
Statements of Changes in Net Assets
December 31, 2024

	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(1,602)	$(1,544)
Net realized gain (loss) on investments in Funds	(1,473)	2,353
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,635	7,681
Net change in net assets
from operations	3,560	8,490

Contract transactions
Surrenders and terminations	(13,215)	(3,175)
Transfers between Investment Divisions	(513)	9,845
Contract owner charges	(24)	(29)
Net change in net assets
from contract transactions	(13,752)	6,641

Net change in net assets	(10,192)	15,131

Net assets beginning of year	116,439	95,742

Net assets end of year	$106,247	$110,873

Contract unit transactions
Units outstanding at beginning of year	7,391	2,596
Units issued	231	269
Units redeemed	(1,133)	(113)
Units outstanding at end of year	6,489	2,752

See Notes to the Financial Statements.

54

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.467614	13.70	1.50
JNL Conservative Allocation Fund - Class A
12/31/2025	42	3	0.00	13.409647	7.67	1.50
12/31/2024	42	3	0.00	12.454928	3.98	1.50
12/31/2023	46	4	0.00	11.977778	7.66	1.50
12/31/2022	46	4	0.00	11.125837	(14.42)	1.50
12/31/2021	114	9	0.00	13.001091	2.13	1.50
JNL Growth Allocation Fund - Class A
12/31/2025	548	23	0.00	23.485185	13.10	1.50
12/31/2024	539	26	0.00	20.765589	8.94	1.50
12/31/2023	645	34	0.00	19.060926	14.82	1.50
12/31/2022	572	34	0.00	16.600289	(19.85)	1.50
12/31/2021	283	14	0.00	20.711836	11.45	1.50
JNL Growth ETF Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.981285	13.33	1.50
JNL Moderate Allocation Fund - Class A
12/31/2025	5	0	0.00	18.549376	9.10	1.50
12/31/2024	5	0	0.00	17.001695	6.02	1.50
12/31/2023	5	0	0.00	16.035812	10.28	1.50
12/31/2022	11	1	0.00	14.541109	(15.97)	1.50
12/31/2021	21	1	0.00	17.303732	5.80	1.50
JNL Moderate ETF Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.911580	6.04	1.50
JNL Moderate Growth Allocation Fund - Class A
12/31/2025	—	—	0.00	21.622357	10.94	1.50
12/31/2024	8	0	0.00	19.489763	7.53	1.50
12/31/2023	19	1	0.00	18.124748	12.04	1.50
12/31/2022	17	1	0.00	16.176419	(17.02)	1.50
12/31/2021	88	4	0.00	19.495108	8.56	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

55

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.132027	9.67	1.50
JNL Multi-Manager Alternative Fund - Class A
12/31/2025	4	0	0.00	12.230630	7.90	1.50
12/31/2024	3	0	0.00	11.335112	7.97	1.50
12/31/2023	3	0	0.00	10.498792	9.69	1.50
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.854761	1.25	1.50
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2025	10	1	0.81	15.081007	22.42	1.50
12/31/2024	9	1	0.88	12.319445	3.01	1.50
12/31/2023	17	1	1.22	11.959471	8.47	1.50
12/31/2022	26	2	0.83	11.025211	(25.26)	1.50
12/31/2021	35	2	1.20	14.750551	(1.41)	1.50
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2025	5	0	0.00	13.692286	2.29	1.50
12/31/2024	15	1	0.00	13.385622	6.51	1.50
12/31/2023	41	3	0.00	12.567243	11.48	1.50
12/31/2022	81	7	0.00	11.273562	(6.07)	1.50
12/31/2021	91	7	0.00	12.001458	2.19	1.50
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2025	32	2	2.06	16.340343	23.62	1.50
12/31/2024	26	2	3.83	13.217707	3.41	1.50
12/31/2023	26	2	2.42	12.781818	20.65	1.50
12/31/2022	28	3	1.16	10.594098	(31.47)	1.50
12/31/2021+	40	3	0.47	15.458796	2.04 ‡	1.50
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2025	12	1	0.00	19.029353	0.31	1.50
12/31/2024	12	1	0.00	18.970601	5.36	1.50
12/31/2023	11	1	0.00	18.004897	10.66	1.50
12/31/2022	10	1	0.00	16.270289	(17.68)	1.50
12/31/2021	11	1	0.00	19.765615	22.40	1.50
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2025	159	4	0.00	45.424586	2.02	1.50
12/31/2024	251	6	0.00	44.526824	8.02	1.50
12/31/2023	171	4	0.00	41.219942	14.59	1.50
12/31/2022	165	5	0.00	35.970435	(32.10)	1.50
12/31/2021	414	8	0.00	52.974481	1.39	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager International Small Cap Fund - Class A - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

56

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2025	91	3	0.00	30.325565	1.17	1.50
12/31/2024	100	3	0.00	29.976333	7.82	1.50
12/31/2023	83	3	0.00	27.802823	19.18	1.50
12/31/2022	72	3	0.00	23.329298	(13.46)	1.50
12/31/2021	118	4	0.00	26.957792	21.16	1.50
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022+	—	—	0.00	N/A	N/A	N/A
JNL/American Funds Balanced Fund - Class A
12/31/2025	588	20	0.00	29.564166	13.76	1.50
12/31/2024	594	23	0.00	25.988600	14.31	1.50
12/31/2023	516	23	0.00	22.734446	12.16	1.50
12/31/2022	464	23	0.00	20.269624	(15.04)	1.50
12/31/2021	387	16	0.00	23.857596	13.00	1.50
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2025	41	4	0.00	9.256470	5.18	1.50
12/31/2024	40	5	0.00	8.800241	(0.64)	1.50
12/31/2023	44	5	0.00	8.857148	3.10	1.50
12/31/2022	41	5	0.00	8.590837	(14.15)	1.50
12/31/2021+	45	4	0.00	10.007068	0.17 ‡	1.50
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2025	66	32	0.00	15.556904	18.07	1.50
12/31/2024	375	28	0.00	13.175465	8.13	1.50
12/31/2023	3	0	0.00	12.185222	6.93	1.50
12/31/2022	3	0	0.00	11.395352	(8.90)	1.50
12/31/2021	—	—	0.00	12.508677	12.83	1.50
JNL/American Funds Capital World Bond Fund - Class A
12/31/2025	34	4	0.00	9.377926	7.31 ‡	1.50
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	9.177956	4.24	1.50
12/31/2022	2	0	0.00	8.804420	(19.12)	1.50
12/31/2021	2	0	0.00	10.886132	(6.74)	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

57

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2025	63	2	0.00	30.421516	19.40	1.50
12/31/2024	54	2	0.00	25.479410	11.53	1.50
12/31/2023	22	1	0.00	22.845209	20.25	1.50
12/31/2022	16	1	0.00	18.997803	(26.12)	1.50
12/31/2021	23	1	0.00	25.715387	14.35	1.50
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2025	23	1	0.00	21.214152	12.50	1.50
12/31/2024	26	1	0.00	18.857820	0.46	1.50
12/31/2023	25	1	0.00	18.770647	14.12	1.50
12/31/2022	21	1	0.00	16.448765	(30.85)	1.50
12/31/2021	30	1	0.00	23.785481	4.79	1.50
JNL/American Funds Growth Allocation Fund - Class A
12/31/2025	324	12	0.00	28.017481	16.72	1.50
12/31/2024	243	10	0.00	24.003543	11.12	1.50
12/31/2023	222	10	0.00	21.602183	15.46	1.50
12/31/2022	195	10	0.00	18.709900	(20.47)	1.50
12/31/2021	287	12	0.00	23.524946	11.94	1.50
JNL/American Funds Growth Fund - Class A
12/31/2025	476	7	0.00	65.140157	18.08	1.50
12/31/2024	359	6	0.00	55.164799	29.29	1.50
12/31/2023	230	5	0.00	42.666976	35.98	1.50
12/31/2022	183	6	0.00	31.376349	(31.19)	1.50
12/31/2021	389	9	0.00	45.599289	19.80	1.50
JNL/American Funds Growth-Income Fund - Class A
12/31/2025	218	4	0.00	49.459898	15.89	1.50
12/31/2024	141	3	0.00	42.679724	21.90	1.50
12/31/2023	125	4	0.00	35.011433	23.80	1.50
12/31/2022	110	4	0.00	28.280046	(18.06)	1.50
12/31/2021	247	7	0.00	34.512557	21.81	1.50
JNL/American Funds International Fund - Class A
12/31/2025	272	15	0.00	18.224998	24.37	1.50
12/31/2024	74	5	0.00	14.653377	1.20	1.50
12/31/2023	93	6	0.00	14.479973	13.62	1.50
12/31/2022	157	12	0.00	12.744058	(22.25)	1.50
12/31/2021	199	12	0.00	16.390833	(3.28)	1.50
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

58

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2025	329	15	0.00	22.198128	14.56	1.50
12/31/2024	291	15	0.00	19.377347	8.02	1.50
12/31/2023	274	15	0.00	17.938383	12.14	1.50
12/31/2022	247	15	0.00	15.995977	(18.47)	1.50
12/31/2021	301	15	0.00	19.619785	8.32	1.50
JNL/American Funds New World Fund - Class A
12/31/2025	104	5	0.00	20.607283	25.84	1.50
12/31/2024	156	10	0.00	16.375627	4.50	1.50
12/31/2023	139	9	0.00	15.669909	13.75	1.50
12/31/2022	124	9	0.00	13.776317	(23.57)	1.50
12/31/2021	213	12	0.00	18.025283	2.90	1.50
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2025	349	8	0.00	41.890818	15.01	1.50
12/31/2024	256	7	0.00	36.424578	16.83	1.50
12/31/2023	170	5	0.00	31.177968	15.18	1.50
12/31/2022	150	6	0.00	27.068640	(10.25)	1.50
12/31/2021	193	6	0.00	30.159685	25.42	1.50
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2025	3	0	0.00	17.437923	11.36	1.50
12/31/2024	4	0	0.00	15.658381	13.60	1.50
12/31/2023	4	0	0.00	13.784146	8.93	1.50
12/31/2022	5	0	0.00	12.654320	(9.93)	1.50
12/31/2021	23	2	0.00	14.048672	20.17	1.50
JNL/BlackRock Global Allocation Fund - Class A
12/31/2025	57	3	0.00	20.488529	17.00	1.50
12/31/2024	108	6	0.00	17.512215	7.81	1.50
12/31/2023	102	6	0.00	16.244028	12.27	1.50
12/31/2022	92	6	0.00	14.469183	(16.80)	1.50
12/31/2021	108	6	0.00	17.390126	5.70	1.50
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2025	98	7	0.00	13.826103	27.85	1.50
12/31/2024	92	8	0.00	10.814324	(5.02)	1.50
12/31/2023	102	9	0.00	11.386283	(3.07)	1.50
12/31/2022	126	11	0.00	11.746771	15.91	1.50
12/31/2021	153	15	0.00	10.134332	28.64	1.50
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2025	2,198	28	0.00	78.697116	9.75	1.50
12/31/2024	2,270	32	0.00	71.704643	29.50	1.50
12/31/2023	2,221	40	0.00	55.371959	47.48	1.50
12/31/2022	1,802	48	0.00	37.546233	(38.80)	1.50
12/31/2021	3,585	58	0.00	61.349225	18.66	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

59

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Causeway International Value Select Fund - Class A
12/31/2025	380	14	1.73	26.376695	40.97	1.50
12/31/2024	320	17	1.83	18.711401	2.93	1.50
12/31/2023	307	17	1.47	18.179502	26.44	1.50
12/31/2022	286	20	1.29	14.377462	(8.43)	1.50
12/31/2021	338	22	1.25	15.700887	6.88	1.50
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2025	49	2	0.00	27.029455	7.43	1.50
12/31/2024	49	2	0.00	25.160356	25.64	1.50
12/31/2023	41	2	0.00	20.026332	42.40	1.50
12/31/2022	177	13	0.00	14.063425	(33.51)	1.50
12/31/2021	50	2	0.00	21.150538	19.37	1.50
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2025	24	2	3.71	12.719386	1.26	1.50
12/31/2024	21	2	5.36	12.560982	2.89	1.50
12/31/2023	20	2	2.28	12.207790	8.03	1.50
12/31/2022	16	1	0.79	11.300517	(26.85)	1.50
12/31/2021	30	2	0.94	15.447613	41.99	1.50
JNL/DFA International Core Equity Fund - Class A
12/31/2025	3	0	1.09	16.703551	33.27	1.50
12/31/2024	3	0	8.24	12.533346	2.38	1.50
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.406983	9.68	1.50
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2025	464	10	0.00	47.171760	13.38	1.50
12/31/2024	419	10	0.00	41.604713	18.60	1.50
12/31/2023	184	5	0.00	35.079143	20.46	1.50
12/31/2022	251	9	0.00	29.121652	(16.85)	1.50
12/31/2021	563	16	0.00	35.024803	24.99	1.50
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2025	43	1	0.00	28.672819	5.42	1.50
12/31/2024	46	2	0.00	27.198883	7.61	1.50
12/31/2023	8	0	0.00	25.276237	14.98	1.50
12/31/2022	8	0	0.00	21.982718	(15.03)	1.50
12/31/2021	2	0	0.00	25.870413	25.59	1.50
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2025	1,008	49	0.00	20.661991	5.58	1.50
12/31/2024	1,017	52	0.00	19.569933	0.76	1.50
12/31/2023	1,136	58	0.00	19.422765	4.45	1.50
12/31/2022	1,204	65	0.00	18.595113	(14.57)	1.50
12/31/2021	1,725	79	0.00	21.765912	(1.92)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

60

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	11.027835	5.31	1.50
12/31/2023	4	0	0.00	10.471512	7.77	1.50
12/31/2022	4	0	0.00	9.716561	(16.31)	1.50
12/31/2021	5	0	0.00	11.610698	(0.77)	1.50
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2025	1	0	0.00	29.694839	7.45	1.50
12/31/2024	10	0	0.00	27.636833	11.45	1.50
12/31/2023	0	0	0.00	24.798060	25.35	1.50
12/31/2022	0	0	0.00	19.783492	(24.91)	1.50
12/31/2021	1	0	0.00	26.346248	22.15	1.50
JNL/DoubleLine Total Return Fund - Class A
12/31/2025	24	2	0.00	10.931044	5.99	1.50
12/31/2024	23	2	0.00	10.313192	1.03	1.50
12/31/2023	22	2	0.00	10.208159	3.53	1.50
12/31/2022	17	2	0.00	9.860169	(14.31)	1.50
12/31/2021	91	8	0.00	11.507104	(1.91)	1.50
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2025	1,462	134	3.73	10.875055	2.25	1.50
12/31/2024	1,966	185	4.72	10.636202	3.18	1.50
12/31/2023	2,819	273	4.41	10.308811	2.82	1.50
12/31/2022	1,446	144	0.96	10.026072	(0.55)	1.50
12/31/2021	837	83	0.00	10.081183	(1.49)	1.50
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2025	406	20	0.00	19.942765	5.89	1.50
12/31/2024	422	22	0.00	18.833581	0.24	1.50
12/31/2023	408	22	0.00	18.789331	5.21	1.50
12/31/2022	397	22	0.00	17.858511	(14.82)	1.50
12/31/2021	485	23	0.00	20.965181	(2.17)	1.50
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2025	99	5	0.00	21.059206	15.80	1.50
12/31/2024	94	5	0.00	18.186367	4.05	1.50
12/31/2023	121	7	0.00	17.477658	1.28	1.50
12/31/2022	143	8	0.00	17.256585	(5.44)	1.50
12/31/2021	189	10	0.00	18.249134	11.27	1.50
JNL/Franklin Templeton Income Fund - Class A
12/31/2025	213	10	0.00	21.818183	10.33	1.50
12/31/2024	141	7	0.00	19.775371	4.79	1.50
12/31/2023	163	9	0.00	18.871574	6.58	1.50
12/31/2022	167	9	0.00	17.706699	(5.84)	1.50
12/31/2021	395	21	0.00	18.805080	13.05	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

61

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class A
12/31/2025	326	7	0.00	48.038015	14.96	1.50
12/31/2024	306	7	0.00	41.787592	17.42	1.50
12/31/2023	347	10	0.00	35.587584	12.72	1.50
12/31/2022	413	13	0.00	31.571842	(12.25)	1.50
12/31/2021	658	18	0.00	35.977965	33.46	1.50
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2025	36	2	0.00	14.504676	8.61	1.50
12/31/2024	36	3	0.00	13.355076	3.46	1.50
12/31/2023	8	1	0.00	12.908962	27.03	1.50
12/31/2022	5	0	0.00	10.161891	(23.06)	1.50
12/31/2021	6	0	0.00	13.206910	(3.75)	1.50
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2025	14	1	0.00	17.282520	13.59	1.50
12/31/2024	12	1	0.00	15.214389	10.90	1.50
12/31/2023	11	1	0.00	13.719034	6.93	1.50
12/31/2022	10	1	0.00	12.830409	(3.42)	1.50
12/31/2021	111	8	0.00	13.284784	16.89	1.50
JNL/Invesco Global Growth Fund - Class A
12/31/2025	979	21	0.00	47.745545	13.65	1.50
12/31/2024	1,044	25	0.00	42.009636	14.10	1.50
12/31/2023	1,256	34	0.00	36.819169	32.52	1.50
12/31/2022	1,100	40	0.00	27.783430	(33.20)	1.50
12/31/2021	1,811	44	0.00	41.591849	13.65	1.50
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2025	474	10	0.00	48.713196	4.59	1.50
12/31/2024	681	15	0.00	46.577280	14.98	1.50
12/31/2023	693	17	0.00	40.510577	10.42	1.50
12/31/2022	631	17	0.00	36.687862	(36.24)	1.50
12/31/2021	912	16	0.00	57.542346	5.67	1.50
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2025	30	2	0.00	15.170432	13.19	1.50
12/31/2024	77	6	0.00	13.402771	6.82	1.50
12/31/2023	74	6	0.00	12.547140	10.95	1.50
12/31/2022	74	7	0.00	11.308761	(20.25)	1.50
12/31/2021	168	12	0.00	14.179635	7.27	1.50
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.187641	10.18	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

62

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2025	3,963	97	0.00	40.853295	13.01	1.50
12/31/2024	3,461	96	0.00	36.149057	11.93	1.50
12/31/2023	3,145	97	0.00	32.294966	20.38	1.50
12/31/2022	2,660	99	0.00	26.828224	(23.31)	1.50
12/31/2021	3,557	102	0.00	34.981981	14.59	1.50
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2025	341	21	0.00	16.367540	7.66	1.50
12/31/2024	342	22	0.00	15.203316	3.10	1.50
12/31/2023	340	23	0.00	14.746883	6.94	1.50
12/31/2022	326	24	0.00	13.789707	(15.88)	1.50
12/31/2021	592	36	0.00	16.391992	2.18	1.50
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2025	4,769	130	0.00	36.685957	12.22	1.50
12/31/2024	4,456	136	0.00	32.690395	10.68	1.50
12/31/2023	4,096	139	0.00	29.535543	18.26	1.50
12/31/2022	3,878	155	0.00	24.975113	(22.31)	1.50
12/31/2021	5,177	161	0.00	32.147664	12.76	1.50
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2025	304	14	0.00	21.307329	9.18	1.50
12/31/2024	280	14	0.00	19.515714	5.52	1.50
12/31/2023	269	15	0.00	18.494026	10.47	1.50
12/31/2022	245	15	0.00	16.741161	(17.75)	1.50
12/31/2021	343	17	0.00	20.354495	5.17	1.50
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2025	2,789	96	0.00	28.941875	10.59	1.50
12/31/2024	2,693	103	0.00	26.170289	8.09	1.50
12/31/2023	2,820	116	0.00	24.210651	14.33	1.50
12/31/2022	2,587	122	0.00	21.176255	(20.15)	1.50
12/31/2021	3,506	132	0.00	26.520046	9.20	1.50
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2025	250	4	0.00	60.680245	6.47	1.50
12/31/2024	445	8	0.00	56.991857	12.41	1.50
12/31/2023	410	8	0.00	50.699418	21.38	1.50
12/31/2022	359	9	0.00	41.769358	(28.16)	1.50
12/31/2021	513	9	0.00	58.143383	9.38	1.50
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

63

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2025	59	4	0.00	13.516056	5.02	1.50
12/31/2024	71	5	0.00	12.870126	(0.36)	1.50
12/31/2023	94	7	0.00	12.916889	2.61	1.50
12/31/2022	79	6	0.00	12.587907	(12.97)	1.50
12/31/2021	85	6	0.00	14.464290	(3.60)	1.50
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2025	583	25	0.00	23.217896	12.17	1.50
12/31/2024	597	29	0.00	20.699751	13.00	1.50
12/31/2023	610	33	0.00	18.317827	7.39	1.50
12/31/2022	879	52	0.00	17.057892	(4.40)	1.50
12/31/2021	881	49	0.00	17.842516	25.47	1.50
JNL/Lazard International Quality Growth Fund - Class A
12/31/2025	8	0	0.94	17.123202	9.69	1.50
12/31/2024	12	1	3.02	15.610659	(0.91)	1.50
12/31/2023	12	1	1.30	15.754037	14.78	1.50
12/31/2022	7	0	4.32	13.725392	(18.32)	1.50
12/31/2021	4	0	0.38	16.803565	4.84	1.50
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2025	170	8	0.00	21.319391	15.70	1.50
12/31/2024	415	23	0.04	18.426494	20.62	1.50
12/31/2023	372	24	0.04	15.276643	34.39	1.50
12/31/2022	304	27	0.00	11.367672	(27.35)	1.50
12/31/2021	421	27	0.00	15.646105	4.04	1.50
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2025	—	—	0.00	10.728414	4.26	1.50
12/31/2024	19	2	6.33	10.289598	3.52	1.50
12/31/2023	17	2	3.00	9.939263	3.82	1.50
12/31/2022	16	2	0.47	9.573715	(6.36)	1.50
12/31/2021	20	2	0.25	10.223735	(1.17)	1.50
JNL/Mellon Bond Index Fund - Class A
12/31/2025	130	10	0.00	12.819632	5.08	1.50
12/31/2024	133	11	0.00	12.199380	(0.81)	1.50
12/31/2023	126	10	0.00	12.298906	3.39	1.50
12/31/2022	121	10	0.00	11.896010	(14.82)	1.50
12/31/2021	188	13	0.00	13.966193	(3.63)	1.50
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2025	4	0	0.00	67.296327	30.99	1.50
12/31/2024	3	0	0.00	51.373604	36.31	1.50
12/31/2023	1	0	0.00	37.689823	51.39	1.50
12/31/2022	0	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	43.071797	13.91	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

64

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2025	133	2	0.00	68.443240	3.50	1.50
12/31/2024	138	2	0.00	66.128273	22.83	1.50
12/31/2023	170	3	0.00	53.836226	36.53	1.50
12/31/2022	140	4	0.00	39.431148	(36.89)	1.50
12/31/2021	329	5	0.00	62.478422	20.72	1.50
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2025	15	1	0.00	15.494301	(1.09)	1.50
12/31/2024	15	1	0.00	15.665709	11.82	1.50
12/31/2023	14	1	0.00	14.010335	0.14	1.50
12/31/2022	14	1	0.00	13.990464	(4.63)	1.50
12/31/2021	15	1	0.00	14.670413	14.55	1.50
JNL/Mellon Dow Index Fund - Class A
12/31/2025	6	0	0.00	40.495108	12.47	1.50
12/31/2024	6	0	0.00	36.006027	12.51	1.50
12/31/2023	5	0	0.00	32.003572	13.72	1.50
12/31/2022	5	0	0.00	28.142443	(8.84)	1.50
12/31/2021	82	3	0.00	30.870502	18.37	1.50
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2025	7	1	0.00	13.948856	28.97	1.50
12/31/2024	6	1	0.00	10.815883	3.98	1.50
12/31/2023	6	1	0.00	10.401687	7.64	1.50
12/31/2022	12	1	0.00	9.663415	(20.17)	1.50
12/31/2021	14	1	0.00	12.104963	(4.94)	1.50
JNL/Mellon Energy Sector Fund - Class A
12/31/2025	301	8	0.00	36.806451	5.25	1.50
12/31/2024	491	14	0.00	34.970994	4.37	1.50
12/31/2023	496	15	0.00	33.505596	(2.71)	1.50
12/31/2022	538	16	0.00	34.438806	58.95	1.50
12/31/2021	407	19	0.00	21.666344	52.39	1.50
JNL/Mellon Financial Sector Fund - Class A
12/31/2025	15	0	0.00	30.278673	14.46	1.50
12/31/2024	26	1	0.00	26.454600	28.42	1.50
12/31/2023	33	2	0.00	20.600770	13.69	1.50
12/31/2022	29	2	0.00	18.119477	(14.19)	1.50
12/31/2021	169	8	0.00	21.115256	27.41	1.50
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2025	272	5	0.00	52.886315	12.77	1.50
12/31/2024	246	5	0.00	46.897501	0.49	1.50
12/31/2023	252	5	0.00	46.667510	0.07	1.50
12/31/2022	242	5	0.00	46.633946	(7.16)	1.50
12/31/2021	314	6	0.00	50.228368	18.41	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

65

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Industrials Sector Fund - Class A
12/31/2025	4	0	0.00	21.572429	16.33	1.50
12/31/2024	21	1	0.00	18.544662	13.99	1.50
12/31/2023	14	1	0.00	16.268362	18.31	1.50
12/31/2022	11	1	0.00	13.750623	(10.07)	1.50
12/31/2021	12	1	0.00	15.289836	19.12	1.50
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2025	730	6	0.00	132.595570	18.93	1.50
12/31/2024	739	7	0.00	111.492092	33.24	1.50
12/31/2023	571	7	0.00	83.676878	55.84	1.50
12/31/2022	431	8	0.00	53.692646	(33.00)	1.50
12/31/2021	705	9	0.00	80.133298	31.23	1.50
JNL/Mellon International Index Fund - Class A
12/31/2025	241	9	0.00	26.310938	29.54	1.50
12/31/2024	203	10	0.00	20.310306	1.38	1.50
12/31/2023	197	10	0.00	20.033188	15.47	1.50
12/31/2022	182	11	0.23	17.348943	(15.47)	1.50
12/31/2021	245	12	0.00	20.525084	8.83	1.50
JNL/Mellon Materials Sector Fund - Class A
12/31/2025	79	5	0.00	16.174805	12.73	1.50
12/31/2024	135	9	0.00	14.347801	(3.78)	1.50
12/31/2023	141	9	0.00	14.911776	12.53	1.50
12/31/2022	132	10	0.00	13.251383	(13.22)	1.50
12/31/2021	141	9	0.00	15.270842	26.48	1.50
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2025	715	8	0.00	85.914680	18.49	1.50
12/31/2024	659	9	0.00	72.506978	23.22	1.50
12/31/2023	495	8	0.00	58.844334	51.90	1.50
12/31/2022	340	9	0.00	38.739516	(33.80)	1.50
12/31/2021	550	9	0.00	58.519677	24.81	1.50
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2025	25	2	0.00	12.726838	1.83	1.50
12/31/2024	26	2	0.00	12.497851	2.78	1.50
12/31/2023	8	1	0.00	12.159889	9.31	1.50
12/31/2022	6	1	0.00	11.123715	(27.19)	1.50
12/31/2021	7	0	0.00	15.276879	36.69	1.50
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2025	286	6	0.00	50.210044	5.31	1.50
12/31/2024	298	6	0.00	47.677560	11.64	1.50
12/31/2023	262	6	0.00	42.706945	14.09	1.50
12/31/2022	251	7	0.00	37.432283	(14.83)	1.50
12/31/2021	307	7	0.00	43.948193	22.29	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

66

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2025	3,674	61	0.00	60.032049	15.54	1.50
12/31/2024	3,365	65	0.00	51.958930	22.53	1.50
12/31/2023	2,827	67	0.00	42.405457	23.81	1.50
12/31/2022	2,485	73	0.00	34.251264	(19.74)	1.50
12/31/2021	3,048	71	0.00	42.675575	26.18	1.50
JNL/Mellon Small Cap Index Fund - Class A
12/31/2025	515	13	0.00	39.344206	3.99	1.50
12/31/2024	592	16	0.00	37.833285	6.41	1.50
12/31/2023	579	16	0.00	35.553653	13.85	1.50
12/31/2022	550	18	0.00	31.228135	(17.88)	1.50
12/31/2021	788	21	0.00	38.027404	24.24	1.50
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2025	304	12	0.00	25.329127	14.90	1.50
12/31/2024	293	13	0.00	22.043919	21.49	1.50
12/31/2023	326	18	0.00	18.145312	23.95	1.50
12/31/2022	276	19	0.00	14.638921	(21.11)	1.50
12/31/2021	413	22	0.00	18.555681	23.48	1.50
JNL/Mellon Utilities Sector Fund - Class A
12/31/2025	52	2	0.00	25.533532	16.89	1.50
12/31/2024	48	2	0.00	21.844814	23.81	1.50
12/31/2023	40	2	0.00	17.643886	(9.08)	1.50
12/31/2022	40	2	0.00	19.405787	(0.69)	1.50
12/31/2021	150	8	0.00	19.541198	15.03	1.50
JNL/Mellon World Index Fund - Class A
12/31/2025	36	1	0.00	44.920396	19.00	1.50
12/31/2024	23	1	0.00	37.749728	16.27	1.50
12/31/2023	63	2	0.00	32.466237	21.51	1.50
12/31/2022	54	2	0.00	26.719051	(19.26)	1.50
12/31/2021	70	2	1.23	33.094059	19.37	1.50
JNL/MFS Mid Cap Value Fund - Class A
12/31/2025	449	12	0.00	36.601864	4.43	1.50
12/31/2024	541	15	0.00	35.048739	12.14	1.50
12/31/2023	629	20	0.00	31.253422	10.69	1.50
12/31/2022	616	22	0.00	28.234242	(10.36)	1.50
12/31/2021	755	24	0.00	31.497557	28.59	1.50
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

67

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2025	—	—	0.00	26.873188	11.71	1.50
12/31/2024	4	0	0.00	24.055531	18.64	1.50
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.739714	28.68	1.50
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2025	5	0	2.16	22.380327	11.27	1.50
12/31/2024	5	0	1.46	20.114236	8.85	1.50
12/31/2023	2	0	0.39	18.478231	29.53	1.50
12/31/2022	6	0	1.34	14.265949	(15.08)	1.50
12/31/2021	7	0	2.42	16.798979	22.05	1.50
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2025	201	15	0.00	13.285437	7.59	1.50
12/31/2024	157	13	0.00	12.347901	4.03	1.50
12/31/2023	341	29	0.00	11.869580	8.15	1.50
12/31/2022	348	32	0.00	10.974842	(12.15)	1.50
12/31/2021	433	35	0.00	12.492419	1.13	1.50
JNL/Newton Equity Income Fund - Class A
12/31/2025	142	3	0.00	49.426874	17.20	1.50
12/31/2024	18	0	0.00	42.172232	15.29	1.50
12/31/2023	16	0	0.00	36.580305	8.73	1.50
12/31/2022	21	1	0.00	33.643985	2.26	1.50
12/31/2021	26	1	0.00	32.900982	30.79	1.50
JNL/PIMCO Income Fund - Class A
12/31/2025	145	12	0.00	11.886640	9.42	1.50
12/31/2024	141	13	0.00	10.863366	3.16	1.50
12/31/2023	64	6	0.00	10.530566	6.80	1.50
12/31/2022	89	9	0.00	9.859707	(9.45)	1.50
12/31/2021	95	9	0.00	10.889106	0.48	1.50
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2025	22	2	0.00	13.232896	6.75	1.50
12/31/2024	26	2	0.00	12.395689	1.22	1.50
12/31/2023	74	6	0.00	12.246724	6.13	1.50
12/31/2022	93	8	0.00	11.538893	(17.82)	1.50
12/31/2021	107	8	0.00	14.040605	(3.09)	1.50
JNL/PIMCO Real Return Fund - Class A
12/31/2025	130	9	0.00	15.223278	6.21	1.50
12/31/2024	90	6	0.00	14.332647	0.51	1.50
12/31/2023	116	8	0.00	14.259694	2.42	1.50
12/31/2022	97	7	0.00	13.922825	(13.10)	1.50
12/31/2021	94	6	0.00	16.021360	3.83	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

68

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/PPM America High Yield Bond Fund - Class A
12/31/2025	275	10	0.00	26.712170	6.81	1.50
12/31/2024	273	11	0.00	25.008027	6.31	1.50
12/31/2023	343	15	0.00	23.523300	11.15	1.50
12/31/2022	348	16	0.00	21.162685	(13.03)	1.50
12/31/2021	467	19	0.00	24.332208	4.18	1.50
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/PPM America Total Return Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.169194	(2.62)	1.50
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2025	26	1	0.00	25.189397	5.21	1.50
12/31/2024	26	1	0.00	23.942766	9.06	1.50
12/31/2023	40	2	0.00	21.953572	15.51	1.50
12/31/2022	38	2	0.00	19.006576	(15.30)	1.50
12/31/2021	66	3	0.00	22.439792	28.30	1.50
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2025	826	20	0.00	41.071565	14.48	1.50
12/31/2024	923	26	0.00	35.877868	16.86	1.50
12/31/2023	1,204	39	0.00	30.700498	10.40	1.50
12/31/2022	1,244	45	0.00	27.809049	(9.38)	1.50
12/31/2021	1,652	54	0.00	30.688860	24.50	1.50
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2025	159	9	0.00	17.985881	13.93	1.50
12/31/2024	140	9	0.00	15.786996	9.89	1.50
12/31/2023	61	4	0.00	14.366275	15.64	1.50
12/31/2022	55	4	0.00	12.423015	(18.86)	1.50
12/31/2021	—	—	0.00	15.310556	11.05	1.50
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A	N/A

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

69

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2025	670	23	0.00	28.522965	9.80	1.50
12/31/2024	528	20	0.00	25.977720	10.62	1.50
12/31/2023	501	21	0.00	23.483120	16.67	1.50
12/31/2022	453	22	0.00	20.127786	(13.26)	1.50
12/31/2021	552	24	0.00	23.203945	16.14	1.50
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2025	1,093	14	0.00	74.212376	13.55	1.50
12/31/2024	1,461	22	0.00	65.358605	28.00	1.50
12/31/2023	1,354	26	0.00	51.060401	45.81	1.50
12/31/2022	1,107	31	0.00	35.019459	(39.72)	1.50
12/31/2021	2,086	36	0.00	58.095951	12.73	1.50
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2025	1,703	20	0.00	83.524652	1.61	1.50
12/31/2024	2,016	25	0.00	82.203338	7.54	1.50
12/31/2023	2,240	29	0.00	76.440707	18.18	1.50
12/31/2022	2,223	34	0.00	64.683643	(23.23)	1.50
12/31/2021	3,383	40	0.00	84.253531	11.23	1.50
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2025	98	9	0.00	10.829639	3.87	1.50
12/31/2024	213	20	0.00	10.425663	3.18	1.50
12/31/2023	275	27	0.00	10.103877	3.23	1.50
12/31/2022	273	28	0.00	9.788189	(6.07)	1.50
12/31/2021	208	20	0.00	10.420612	(1.86)	1.50
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.871763	3.26	1.50
JNL/T. Rowe Price Value Fund - Class A
12/31/2025	328	7	0.00	48.697034	10.33	1.50
12/31/2024	388	9	0.00	44.137171	13.07	1.50
12/31/2023	435	11	0.00	39.033937	10.29	1.50
12/31/2022	403	11	0.00	35.391998	(12.82)	1.50
12/31/2021	1,068	26	0.00	40.596389	27.62	1.50
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2025	134	8	0.00	16.855045	14.33	1.50
12/31/2024	118	8	0.00	14.742416	10.16	1.50
12/31/2023	107	8	0.00	13.382422	12.61	1.50
12/31/2022	96	8	0.00	11.883784	(17.84)	1.50
12/31/2021	118	8	0.00	14.464228	12.61	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

70

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.363073	4.79	1.50
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.385499	8.72	1.50
JNL/WCM Focused International Equity Fund - Class A
12/31/2025	3	0	0.26	25.265102	19.61	1.50
12/31/2024	3	0	0.00	21.123549	5.66	1.50
12/31/2023	0	0	0.00	19.992210	14.83	1.50
12/31/2022	0	0	0.00	17.410136	(29.68)	1.50
12/31/2021	—	—	0.00	24.758040	15.34	1.50
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2025	—	—	0.00	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.943692	1.43	1.50
JNL/William Blair International Leaders Fund - Class A
12/31/2025	122	6	0.61	20.067735	21.66	1.50
12/31/2024	105	6	0.30	16.494563	(2.43)	1.50
12/31/2023	124	7	0.00	16.905444	11.11	1.50
12/31/2022	147	10	1.54	15.215508	(26.14)	1.50
12/31/2021	242	12	1.10	20.599700	4.61	1.50
JNL/WMC Balanced Fund - Class A
12/31/2025	1,359	35	0.00	38.482760	13.96	1.50
12/31/2024	1,674	50	0.00	33.767656	12.92	1.50
12/31/2023	2,245	75	0.00	29.903375	11.40	1.50
12/31/2022	2,350	88	0.00	26.843235	(15.23)	1.50
12/31/2021	2,907	92	0.00	31.665364	16.91	1.50
JNL/WMC Equity Income Fund - Class A
12/31/2025	67	3	0.00	19.795852	14.98	1.50
12/31/2024	84	5	0.00	17.216605	10.86	1.50
12/31/2023	73	5	0.00	15.530124	5.04	1.50
12/31/2022	69	5	0.00	14.784685	(0.99)	1.50
12/31/2021	70	5	0.00	14.932465	23.78	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

71

Jackson National Separate Account III
Financial Highlights
December 31, 2025
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Global Real Estate Fund - Class A
12/31/2025	112	6	0.00	17.633934	7.64	1.50
12/31/2024	106	6	0.00	16.381826	3.94	1.50
12/31/2023	116	7	0.00	15.761510	7.95	1.50
12/31/2022	117	8	0.00	14.600582	(28.66)	1.50
12/31/2021	208	10	0.00	20.464975	24.79	1.50
JNL/WMC Value Fund - Class A
12/31/2025	76	2	0.00	45.492873	12.96	1.50
12/31/2024	111	3	0.00	40.273641	9.22	1.50
12/31/2023	96	3	0.00	36.872460	7.59	1.50
12/31/2022	92	3	0.00	34.272831	(6.25)	1.50
12/31/2021	103	3	0.00	36.558115	25.09	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

72

Jackson National Separate Account III

Notes to Financial Statements

December 31, 2025

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account III (the “Separate Account”) on October 23, 1997. The Separate Account commenced operations on April 13, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains one hundred twenty-one (121) Investment Divisions as of December 31, 2025. These one hundred twenty-one (121) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2025:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/Lazard International Quality Growth Fund - Class A
JNL Moderate ETF Allocation Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/Mellon World Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Real Return Fund - Class A

73

Jackson National Separate Account III

Notes to Financial Statements

December 31, 2025

JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Moderate Fund - Class A	JNL/WMC Value Fund - Class A
JNL/JPMorgan Managed Moderate Growth Fund - Class A

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2025, the following Fund acquisitions were completed for the corresponding Class A Funds. The Funds that were acquired during the year are no longer available as of December 31, 2025.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Baillie Gifford International Growth Fund	JNL/Mellon International Index Fund	April 28, 2025
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon World Index Fund	April 28, 2025
JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Neuberger Berman Strategic Income Fund	April 28, 2025

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

74

Jackson National Separate Account III

Notes to Financial Statements

December 31, 2025

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2025, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 1.86%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

75

Jackson National Separate Account III

Notes to Financial Statements

December 31, 2025

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% of the contract value depending on the state.

NOTE 4. Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

The Executive Vice President and Chief Financial Officer of Jackson is the Chief Operating Decision Maker (“CODM”) for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

76

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee. Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account III: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise Jackson National Separate Account III (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended listed in the Appendix, the statements of changes in net assets for each of the years or period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of their operations for the year then ended listed in the Appendix, the changes in their net assets for each of the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company separate account since 1999. Chicago, Illinois March 27, 2026

o Jackson National Separate Account III o Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Conservative Allocation Fund - Class A JNL Growth Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class A JNL Moderate Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class A JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class A JNL/American Funds Balanced Fund - Class A JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Capital Income Builder Fund - Class A JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Fund - Class A JNL/American Funds Growth-Income Fund - Class A JNL/American Funds International Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds New World Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class A JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/Causeway International Value Select Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/DFA International Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class A

JNL/DFA U.S. Small Cap Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A JNL/DoubleLine Total Return Fund - Class A JNL/Dreyfus Government Money Market Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class A JNL/Franklin Templeton Income Fund - Class A JNL/Goldman Sachs 4 Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class A JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Global Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class A JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Value Fund - Class A JNL/Lazard International Quality Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class A JNL/Lord Abbett Short Duration Income Fund - Class A JNL/Mellon Bond Index Fund - Class A JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Dow Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon International Index Fund - Class A JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class A

JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon World Index Fund - Class A JNL/MFS Mid Cap Value Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar Wide Moat Index Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Newton Equity Income Fund - Class A JNL/PIMCO Income Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Real Return Fund - Class A JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America Total Return Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price Value Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/Westchester Capital Event Driven Fund - Class A JNL/William Blair International Leaders Fund - Class A JNL/WMC Balanced Fund - Class A JNL/WMC Equity Income Fund - Class A JNL/WMC Global Real Estate Fund - Class A JNL/WMC Value Fund - Class A Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL/American Funds Moderate Allocation Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class A

Jackson National Life Insurance Company

Statutory Financial Statements
December 31, 2025

Jackson National Life Insurance Company

Index to Statutory Financial Statements

________________________________________________________________

Independent Auditors’ Report                        1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus    as of December 31, 2025 and 2024            4

Statutory Statements of Operations    for the years ended
December 31, 2025, 2024, and 2023                5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2025, 2024, and 2023                6

Statutory Statements of Cash Flow    for the years
ended December 31, 2025, 2024, and 2023                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                78

Supplemental Investment Risks Interrogatories                81

Summary Investment Schedule                        84

Reinsurance Risk Interrogatories                        85

            KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The Audit and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for the three-year period ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental schedule of selected financial data, supplemental investment risks interrogatories, summary investment schedule, and reinsurance risk interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Michigan Department of Insurance and Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 20, 2026

Jackson National Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except for share information)

	December 31,
	2025	2024
Admitted Assets
Bonds	$30,298,895	$33,162,492
Preferred stocks, at statement value (cost: 2025, $156,512; 2024, $175,020)	129,703	149,164
Common stocks - unaffiliated, at fair value (cost: 2025, $136,169; 2024, $153,315)	140,261	157,083
Common stocks - affiliated, on equity basis (cost: 2025, $723,509; 2024, $810,906)	721,897	809,139
Cash, cash equivalents, and short-term investments	3,626,373	2,018,084
Mortgage loans	8,675,742	9,329,026
Policy loans	4,220,100	4,203,690
Limited partnership and limited liability company interests	2,354,070	2,291,674
Real estate	230,509	230,926
Derivatives	198,623	(63,384)
Other invested assets	390,067	276,442
Total cash and invested assets	50,986,240	52,564,336

Investment income due and accrued	558,360	569,773
Premiums deferred and uncollected	426,760	222,836
Federal income taxes receivable	107,610	134,437
Net deferred tax asset	622,226	573,926
Amounts due from reinsurers	5,474,896	5,180,133
Receivable for derivatives	—	69,248
Admitted disallowed IMR	306,340	328,926
Guaranty funds receivable	32,502	38,076
Other admitted assets	34,277	7,808
Separate account assets	234,125,083	221,589,231
Total admitted assets	$292,674,294	$281,278,730

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$22,663,082	$24,826,824
Liability for deposit-type contracts	11,284,868	8,940,589
Policy and contract claims	699,827	706,918
Other contract liabilities	(129,070)	(12,217)
Remittances in process	176,497	152,203
Commissions payable and expense allowances on reinsurance assumed	147,832	141,398
Asset valuation reserve	727,222	655,302
Funds held under reinsurance treaties with unauthorized reinsurers	3,721,372	3,666,057
Funds held under coinsurance	13,467,875	15,697,595
General expenses and taxes due and accrued	247,827	254,516
Accrued transfers to separate accounts	(1,264,636)	(2,799,936)
Borrowed money and interest thereon	47,192	752,432
Repurchase agreements	1,001,049	1,540,396
Payable for securities lending	22,969	12,767
Other liabilities	959,580	750,624
Separate account liabilities	234,125,083	221,589,231
Total liabilities	287,898,569	276,874,699
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	13,800	13,800
Surplus notes	249,926	249,871
Gross paid-in and contributed surplus	2,711,221	2,711,221
Aggregate write-ins for special surplus funds	306,340	328,926
Unassigned surplus	1,494,438	1,100,213
Total capital and surplus	4,775,725	4,404,031
Total liabilities, capital and surplus	$292,674,294	$281,278,730

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Income:
Premiums and annuity considerations	$20,045,040	$17,595,754	$13,227,578
Considerations for supplementary contracts with life contingencies	585	927	1,443
Net investment income	3,038,080	2,985,426	2,854,547
Amortization of interest maintenance reserve	(30,796)	(9,869)	(732,212)
Separate Accounts net gain from operations excluding unrealized gains or losses	547,199	212,426	210,502
Commissions and expense allowances on reinsurance ceded	107,256	1,332,091	54,250
Fee income	2,783,265	2,776,464	5,465,127
Other income	678,533	665,687	612,302
Total income	27,169,162	25,558,906	21,693,537
Benefits and other deductions:
Death and other benefits	38,305,437	34,218,998	24,334,421
Decrease in aggregate reserves	(2,163,741)	(424,051)	(2,528,619)
Commissions	2,298,627	2,070,512	1,752,864
General insurance expenses	813,240	839,669	767,894
Taxes, licenses and fees	55,801	47,497	40,014
Interest on funds withheld treaties	851,583	989,254	1,169,449
Change in loading and other	(540)	(277)	(1,551)
Reclassification of initial gain to surplus	80,960	1,214,820	—
Amortization of gain on reinsured business to income	(255,216)	(316,130)	(119,797)
IMR transferred on reinsurance	81,402	—	—
Net transfers from separate accounts, net of reinsurance	(14,401,994)	(14,546,666)	(6,514,054)
Total benefits and other deductions	25,665,559	24,093,626	18,900,621
Gain from operations before federal income tax expense and net
realized capital losses	1,503,603	1,465,280	2,792,916
Dividends to policyholders	6,942	7,393	8,386
Gain from operations after dividends to policyholders and before federal income taxes	1,496,661	1,457,887	2,784,530
Federal income tax expense (benefit)	(121,320)	96,185	966,356
Gain from operations before net realized capital losses	1,617,981	1,361,702	1,818,174
Net realized capital losses, less tax expense of $37,259 in 2025 and benefit of $250,732, and $545,555 in 2024 and 2023, respectively, excluding tax benefit of $15,820, $16,418, and $342,797 in 2025, 2024, and 2023, respectively, transferred to the IMR	(28,457)	(1,084,069)	(1,939,868)
Net income (loss)	$1,589,524	$277,633	$(121,694)

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Capital and Surplus
(In thousands)

			Surplus
	Capital	Surplus	Gross paid-in and	Special
	stock	notes	contributed	Funds	Unassigned	Total

Balances at December 31, 2022	$13,800	$249,769	$4,781,055	$—	$942,794	$5,987,418
Net loss	—	—	—	—	(121,694)	(121,694)
Change in net unrealized capital gains and losses	—	—	—	—	(652,825)	(652,825)
Change in net deferred income tax	—	—	—	—	398,028	398,028
Change in asset valuation reserve	—	—	—	—	497,303	497,303
Change in non-admitted assets	—	—	—	—	(768,985)	(768,985)
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	33,126	33,126
Change in surplus in separate accounts	—	—	—	—	(210,502)	(210,502)
Surplus withdrawn from separate accounts	—	—	—	—	210,502	210,502
Surplus notes accretion	—	48	—	—	—	48
Change in surplus as a result of reinsurance	—	—	—	—	(119,797)	(119,797)
Dividends to stockholders	—	—	—	—	(450,000)	(450,000)
Change in special surplus funds	—	—	—	252,977	(252,977)	—
Paid-in surplus	—	—	(150,000)	—	—	(150,000)
Balances at December 31, 2023	13,800	249,817	4,631,055	252,977	(495,027)	4,652,622

Net income	—	—	—	—	277,633	277,633
Change in net unrealized capital gains and losses	—	—	—	—	1,241,045	1,241,045
Change in net deferred income tax	—	—	—	—	(189,128)	(189,128)
Change in asset valuation reserve	—	—	—	—	(165,633)	(165,633)
Change in non-admitted assets	—	—	—	—	442,170	442,170
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(3,588)	(3,588)
Change in surplus in separate accounts	—	—	—	—	(212,426)	(212,426)
Surplus withdrawn from separate accounts	—	—	—	—	212,426	212,426
Surplus notes accretion	—	54	—	—	—	54
Change in surplus as a result of reinsurance	—	—	—	—	898,690	898,690
Dividends to stockholders	—	—	—	—	(830,000)	(830,000)
Change in special surplus funds	—	—	—	75,949	(75,949)	—
Paid-in surplus	—	—	(1,919,834)	—	—	(1,919,834)
Balances at December 31, 2024	13,800	249,871	2,711,221	328,926	1,100,213	4,404,031

Net income	—	—	—	—	1,589,524	1,589,524
Change in net unrealized capital gains and losses	—	—	—	—	52,432	52,432
Change in net deferred income tax	—	—	—	—	(160,692)	(160,692)
Change in asset valuation reserve	—	—	—	—	(71,920)	(71,920)
Change in non-admitted assets	—	—	—	—	252,252	252,252
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(701)	(701)
Change in surplus in separate accounts	—	—	—	—	(581,656)	(581,656)
Surplus withdrawn from separate accounts	—	—	—	—	581,656	581,656
Surplus notes accretion	—	55	—	—	—	55
Change in surplus as a result of reinsurance	—	—	—	—	(174,256)	(174,256)
Dividends to stockholders	—	—	—	—	(1,115,000)	(1,115,000)
Change in special surplus funds	—	—	—	(22,586)	22,586	—
Balances at December 31, 2025	$13,800	$249,926	$2,711,221	$306,340	$1,494,438	$4,775,725
See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$19,854,093	$17,621,056	$13,259,779
Net investment income	2,440,817	2,176,417	2,489,559
Other	6,285,761	7,049,735	6,118,652
Total cash received from operations	28,580,671	26,847,208	21,867,990
Operating disbursements:
Benefit payments	38,106,212	34,137,141	24,164,287
Commissions, general expenses and taxes	3,707,349	3,385,238	2,951,813
Net transfers to separate accounts	(16,902,312)	(15,658,543)	(6,861,123)
Federal income taxes	(111,676)	(20,811)	(22,120)
Total cash disbursed from operations	24,799,573	21,843,025	20,232,857
Net cash from operations	3,781,098	5,004,183	1,635,133
Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	5,439,894	7,019,697	7,790,462
Stocks	71,060	327,270	239,491
Mortgage loans	1,595,267	1,789,952	2,077,633
Real estate	3,812	3,227	4,419
Limited partnerships and other invested assets	281,441	(4,656,407)	(1,555,962)
Total investment proceeds	7,391,474	4,483,739	8,556,043
Cost of investments acquired:
Bonds	5,270,121	2,906,947	2,828,856
Stocks	34,718	61,087	195,331
Mortgage loans	942,632	876,891	837,867
Real estate	1,454	3,926	2,263
Limited partnerships and other invested assets	980,419	991,756	2,352,696
Total investments acquired	7,229,344	4,840,607	6,217,013
Net (increase) decrease in policy loans	(16,459)	37,679	(18,278)
Net cash from (used in) investments	145,671	(319,189)	2,320,752
Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	—	(1,720,900)	(150,000)
Borrowed funds	(705,039)	444,961	244,961
Net deposits on deposit-type contracts	2,344,279	(421,247)	(1,143,229)
Dividends to stockholders	1,115,000	830,000	450,000
Other	(2,842,720)	(2,204,051)	(4,551,649)
Net cash used in financing and miscellaneous sources	(2,318,480)	(4,731,237)	(6,049,917)

Net change in cash, cash equivalents and short-term investments	1,608,289	(46,243)	(2,094,032)

Cash, cash equivalents and short-term investments at beginning of year	2,018,084	2,064,327	4,158,359

Cash, cash equivalents and short-term investments at end of year	$3,626,373	$2,018,084	$2,064,327

Cash flow information for non-cash transactions:
Debt and equity securities acquired from exchange transactions	$193,996	$34,639	$446,817
Debt and equity securities disposed from exchange transactions	$191,238	$27,916	$437,006
Non-cash financial assets transferred to parent	$—	$198,934	$—
Non-cash financial assets transferred to subsidiary	$2,546,244	$10,845	$8,156
Non-cash financial assets transferred to separate account	$—	$335,962	$222,116
Non-cash financial assets transferred to affiliate	$—	$419,003	$—
Non-cash financial assets transferred from separate account	$—	$251,749	$—
Bonds transferred from D-1 to BA-1	$49,814	$—	$—
Other invested assets acquired from change in SSAP No. 21	$33,187	$—	$—
Other invested assets disposed from change in SSAP No. 21	$30,473	$—	$—
See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”).

Jackson is licensed to sell group and individual annuity products (including immediate, fixed index, deferred fixed, variable, and registered index-linked annuities ("RILA")) and individual life insurance products in 49 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”) and funding agreements. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at "admitted asset value," with "non-admitted assets" excluded through a charge to surplus;

3.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, investments are generally carried at fair value, amortized cost for mortgage loans and policy loans, with changes in valuation recorded in other comprehensive income);

4.Investments in subsidiaries or companies where Jackson has a controlling interest or is the primary beneficiary of a variable interest entity are reported as investments, but are consolidated under GAAP;

5.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

6.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

7.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net deferred tax asset or liability being recorded directly to surplus;

8.For derivative instruments carried at fair value, changes in fair value are recorded directly to surplus (under GAAP, derivative instruments are carried at fair value with changes in fair value generally recorded in income);

9.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

10.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
11.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

12.Surplus notes issued by the Company are recorded as surplus rather than as a liability under GAAP;

13.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit-related investment losses;

14.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

15.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value ("BACV") are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

16.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts;

17.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

18.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

19.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2024 and 2023 statutory financial statements have been reclassified to conform to the 2025 presentation.

The Michigan Department of Insurance and Financial Services (“DIFS”) recognizes statutory accounting practices prescribed or permitted by the state of Michigan for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Michigan Insurance Law. The DIFS has adopted the National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) to the extent that the accounting practices, procedures, and reporting standards are not modified by the Michigan Insurance Code. The state of Michigan has adopted certain prescribed accounting practices that differ from those defined in NAIC SAP. The commissioner of insurance also has the right to permit other specific practices that deviate from prescribed practices.

The Valuation of Life Insurance Policies Model Regulation (“Model 830”, also known as Regulation XXX), was effective for NAIC SAP in 2000. The state of Michigan did not permit Model 830 for reserve calculations until January 1, 2002. Thus, reserves for life business issued in calendar years 2000-2001 are not valued according to Model 830 and NAIC SAP, but rather, are valued under the prior method of the Standard Valuation Law, referred to as the ‘unitary’ method.

Actuarial Guideline XXXV (“Actuarial Guideline 35”) was adopted by the NAIC in December 1998. The purpose of Actuarial Guideline 35 is to interpret the standards for the valuation of statutory reserves for fixed index annuities. NAIC SAP requires application of Actuarial Guideline 35 for all fixed index annuities issued after December 31, 2000. Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35. As a result, and as demonstrated in the Company’s reconciliation of net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan below, Actuarial Guideline 35 is not reflected in the Company’s accounts as of December 31, 2025 and 2024.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan is shown below (in millions):

	Years Ended December 31,
	2025	2024	2023

Net income (loss), as stated herein	$1,589.5	$277.6	$(121.7)
Adjustments - prescribed practices:
Valuation of Life Insurance Policies Model Regulation (XXX):
Decrease in aggregate reserves for life and accident
and health policies and contracts	0.9	0.4	0.4
Actuarial Guideline 35:
Decrease/(increase) in aggregate reserves for life and
accident and health policies and contracts	33.8	(16.1)	(11.1)
Prescribed practices adjustment	34.7	(15.7)	(10.7)
Tax effect of prescribed practice differences	—	—	—
Net income (loss), NAIC SAP	$1,624.2	$261.9	$(132.4)

	December 31,
	2025	2024

Statutory Capital and Surplus, as stated herein	$4,775.7	$4,404.0
Adjustments - prescribed practices:
Aggregate reserve for life policies and contracts
Valuation of Life Insurance Policies Model Regulation (XXX):
Reserve per Michigan basis	5.2	5.8
Reserve per NAIC SAP	13.7	15.2
Model Regulation (XXX) adjustment	(8.5)	(9.4)

Actuarial Guideline 35:
Reserve per Michigan basis	675.3	567.9
Reserve per NAIC SAP	695.0	621.4
Actuarial Guideline 35 adjustment	(19.7)	(53.5)
Tax effect of prescribed practice differences	5.4	0.2
Net impact of prescribed practices	(22.8)	(62.7)
Statutory capital and surplus, NAIC SAP	$4,752.9	$4,341.3

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No 26 – Bonds; SSAP No 43 – Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 – Other Admitted Assets, and SSAP No., 86 – Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 – Cash, Cash Equivalents, Drafts and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications. The required disclosures under the NAIC Bond Project are included in Note 3 – Fair Value of Financial Instruments and Note 4 – Investments.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following represents the transition impact for the principles based bond guidance included in the revisions to SSAP No. 26 (in thousands):

	BACV at 12/31/2024
	General Account	Separate Account
Securities reclassified off Schedule D-1	$49,814	$8,014

Securities reclassified off Schedule D-1 that resulted in a change in measurement basis
BACV at 12/31/24	19,105	—
BACV after transition	16,921	—
Aggregate surplus impact	(2,184)	—

Securities reclassified off Schedule DA	$—	$44,011

In August 2025, the NAIC adopted changes to the statutory reserve framework for non-variable annuities, including immediate annuities, fixed deferred annuities, and fixed indexed annuities. The new principles-based reserve framework is included in VM-22: Requirements for Principle-Based Reserves for Non-Variable Annuities (“VM-22”) within the NAIC’s Valuation Manual. The new VM-22 framework includes a three-year transition period, with an optional effective date of January 1, 2026, and a mandatory effective date of January 1, 2029, and is applied prospectively to contracts issued after the effective date. Once the new framework is applied to the valuation of reserves for a contract, it is required to be applied to all future valuations for that contract. The Company plans to adopt the new VM-22 framework for all applicable contracts no later than January 1, 2029.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns, policy crediting rates and future hedging activity; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to liabilities for lawsuits and establishment of liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding asset-backed securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson recognizes an other-than-temporary impairment ("OTTI") for non-asset-backed securities when the Company does not expect full recovery of amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Asset-backed securities are stated at amortized cost except those with an NAIC designation of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value asset-backed securities that are reported with NAIC designations that are of high credit quality at the time of acquisition and continues to apply this method unless the security is other-than-temporarily impaired. The prospective adjustment method is applied for all other asset-backed securities.

Investments are reduced to estimated fair value (discounted cash flows for asset-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired asset-backed security or does not have the intent and ability to retain the impaired asset-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For asset-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the asset-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the asset-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the asset-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the asset-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Unaffiliated common stocks are stated at fair value. The Company’s investments in subsidiaries are recorded based on the equity method. Insurance subsidiaries are reported at their audited statutory capital and surplus and non-insurance subsidiaries are carried at their audited equity as determined under GAAP. The Company has non-admitted $1.6 million of the unaudited equity of five subsidiaries in 2025. The Company had non-admitted $1.8 million of the unaudited equity of five subsidiaries in 2024. Included in common stocks is the Company’s 100% interest in the common stock of Jackson National Life Insurance Company of New York (“Jackson New York”). Jackson New York's financial statements are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services. The State of New York has adopted certain prescribed practices that differ from those found in NAIC SAP:

•Reserves for fixed deferred annuities are valued under Continuous CARVM according to New York insurance law, rather than Curtate CARVM according to NAIC SAP.
•For variable annuity and RILA reserves, New York insurance law incorporates Valuation Manual-21 ("VM-21") but also includes an additional floor calculation. Jackson New York reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York insurance law.
•For payout business, New York insurance law requires an adapted version of VM-22 for purposes of defining minimum reserve standards, thus, reserves for payout business are not valued according to VM-22 as defined by the NAIC SAP, but rather, are valued per New York regulation.

The effect of the prescribed practices is a decrease to income of $11.2 million and a decrease to surplus of $29.8 million. The risk based capital of Jackson New York would not have triggered a regulatory event had it not used these prescribed practices according to New York insurance law.

Preferred stocks are stated at amortized cost, except those with an NAIC designation of “4” to “6,” which are reported at the lower of cost or fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited partnership interests, including limited liability company interests, are carried at fair value. Distributions of earnings from these entities are recorded as investment income and unrealized gains and losses are credited or charged directly to surplus. Included in limited partnership interests was $82.4 million and $79.4 million at December 31, 2025 and 2024, respectively, of the Company’s 100% ownership of member interests in the following entities: Jackson National Asset Management, LLC, a registered investment advisor and transfer agent; and Jackson National Life Distributors, LLC, a registered broker-dealer. The Company has non-admitted its 100% ownership interests totaling $2.3 million at both December 31, 2025 and 2024, in PGDS (US One), LLC, which provided certain services to Jackson and certain former affiliates; and Hermitage Management, LLC, which holds and manages certain real estate related investments.

Residual tranche investments are measured under the practical expedient. With this approach, no interest or investment income is recognized until the residual tranche has a BACV of zero. An OTTI is recorded if the fair value of the residual is less than the BACV with the fair value becoming the new BACV. The OTTI is reported as a realized loss.

Capital notes and surplus notes are stated at amortized cost, except those with an NAIC designation of “3” to “6,” which are reported at the lower of cost or fair value.

Debt securities that do not qualify as bonds are carried at the lower of cost or market value. Changes in fair value are recorded as unrealized gains or losses.

The Company also acquires controlling ownership interests in companies through troubled debt restructuring arrangements. These investments are held for sale and are not operated as subsidiaries. These equity investments are carried at fair value.

Derivative instruments afforded hedge accounting treatment are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. See Note 5 for more information on derivative instruments. The Company generally does not account for derivative instruments as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.

Cash, cash equivalents, and short-term investments, are carried at amortized cost.  Cash equivalents include high quality money market instruments and bonds with maturities that are less than three months from purchase date and short-term investments include bonds with maturities that are less than twelve months from purchase date.

Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, impairments and any allowance for loan losses.

On a periodic basis, Jackson assesses the mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. Changes in the allowance for loan losses are recorded in surplus.

Separately, Jackson also reviews individual loans in the portfolio for impairment charge-off based on an assessment of the factors identified above. Impairments deemed other-than-temporary requiring charge-off are recorded initially against the established loan loss allowance if any, and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at unpaid principal balances.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Real estate is carried at depreciated cost, net of encumbrances. Buildings are depreciated over their estimated useful life, up to 40 years.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. With respect to ordinary policies, the mortality assumptions range from the American Experience Table to the 1980/2017 Commissioners’ Standard Ordinary Tables with interest assumptions ranging from 1.00% to 7.00%. With respect to older industrial policies, the mortality assumptions range from the American Experience Table to the 1961 Commissioners’ Standard Industrial Table with interest assumptions ranging from 2.50% to 6.00%. As of both December 31, 2025 and 2024, 32% of the life reserves were calculated on a net level reserve basis and 68% were calculated on a modified reserve basis.

As it relates to VM-20, the Company meets the conditions for exemption under Subsection 1.G.2.b. of the Valuation Manual and filed the statement of exemption required by Subsection 1.G.1. of the Valuation Manual with the State of Michigan DIFS in a letter dated April 26, 2022. Because all conditions outlined in Subsection 1.G.1. have been met for continued use, all policies issued since 2022 are also covered by this statement of exemption and follow reserving standards mentioned above.

Reserves for variable annuity and RILA products and related guarantees are determined using Actuarial Guideline 43 and VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount. The stochastic reserve uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount is based on assumptions prescribed by the regulation. Both the additional standard projection amount and stochastic reserve are adjusted to reflect the impact of hedge instruments owned on the valuation date, and the stochastic reserve is adjusted to reflect future assumed hedging activity.

As previously described in Note 2, Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35.

The majority of all other annuity reserves and GIC deposits are established with an interest rate assumption ranging from 2.25% to 8.75% and are carried at the greater of the cash surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Jackson and Jackson National Life Global Funding have established a $32.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The liability for the outstanding balances at December 31, 2025 and 2024 totaled $8.0 billion and $6.0 billion, respectively, and these liabilities are included in liability for deposit-type contracts. Issued instruments representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

In February 2025, the Company established a Funding Agreement Backed Commercial Paper (“FABCP”) program. Under the program, commercial paper notes (“FABCP Notes”) are issued by Jackson National Life Short Term Funding, LLC (“the Issuer”), which deposits the proceeds from the sale of the FABCP Notes under a funding agreement between the Issuer and the Company. The liability for the outstanding balance at December 31, 2025 totaled $626.4 million and is included in liability for deposit-type contracts. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FABCP program is $3.0 billion.

Jackson is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and held in the general account.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Short-term debt is generally used for liquidity and long-term debt is used to fund qualifying construction projects. Debt is reported in borrowed money in the financial statements. Funding agreements are reported in liability for deposit-type contracts in the financial statements. The Company calculated the maximum borrowing capacity in accordance with current FHLB capital stock and limitations in the FHLB credit policy. Short-term debt and funding agreements are subject to prepayment obligations.

The following table summarizes the amount of FHLB capital stock held in aggregate and classified as follows (in thousands):

	December 31,
	2025	2024
Membership Stock - Class A	$—	$—
Membership Stock - Class B	$5,000	$5,000
Activity Stock	$79,784	$115,785
Excess Stock	$33,786	$6,583
Aggregate Total	$118,570	$127,368

Actual or estimated borrowing capacity as determined by the insurer	$2,634,869	$2,830,411

Membership Stock eligible and not eligible for redemption are as follows (in thousands):

			Eligible for Redemption
		Not Eligible	Less	6 Months	1 to Less
Membership	Current Year	For	Than	to Less Than	Than	3 to 5
Stock	Total	Redemption	6 Months	1 Year	3 Years	Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$—	$—	$—	$—	$5,000
Total Stock	$5,000	$—	$—	$—	$—	$5,000

The amount of collateral pledged to the FHLB are as follows (in thousands):

Collateral Pledged to FHLB
	Fair Value	Carrying Value	Aggregate Total Borrowing
December 31, 2025	$2,746,437	$2,850,615	$1,884,080
December 31, 2024	$4,006,833	$4,316,724	$2,684,120

Maximum Amount Pledged During Reporting Period
			Aggregate Total
	Fair Value	Carrying Value	Borrowing
Period ended December 31, 2025	$3,710,937	$3,992,826	$2,764,120
Period ended December 31, 2024	$4,006,833	$4,316,724	$2,684,120

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate amount of borrowings from the FHLB were as follows (in thousands):

	General Account	Funding Agreements Reserves Established
December 31, 2025
Debt
Short-term	$—	XXX
Long-term	47,105	XXX
Funding Agreements	1,836,975	$1,836,975
Aggregate Total	$1,884,080	$1,836,975

December 31, 2024
Debt
Short-term	$700,000	XXX
Long-term	52,145	XXX
Funding Agreements	1,931,975	$1,931,975
Aggregate Total	$2,684,120	$1,931,975

The maximum amount borrowed during the reporting period was as follows (in thousands):

General Account
Debt	$832,145
Funding Agreements	1,931,975
Aggregate Total	$2,764,120

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at BACV are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

Realized gains and losses included in IMR on sales of fixed income investments subject to a funds withheld arrangement are released from the IMR and transferred to the liability for funds held under coinsurance with no impact to income.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate accounts and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$312,236	$306,340	$—	$5,896
	2024	$344,022	$341,903	$—	$2,119

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$312,236	$306,340	$—	$5,896
	2024	$328,926	$328,926	$—	$—

(3)	Calculated adjusted capital and surplus	Total
		2025	2024
	Prior period general account capital & surplus from 9/30 SAP financials	$4,860,038	$4,154,150
	EDP equipment & operating system software (admitted)	5,888	3,038
	Net DTAs (admitted)	633,150	541,449
	Net negative (disallowed) IMR (admitted)	325,558	320,407
	Adjusted capital & surplus	$3,895,442	$3,289,256

(4)	Percentage of adjusted capital and surplus	Total
		2025	2024
	Percentage of total net negative (disallowed) IMR admitted in general account or recognized in separate account to adjusted capital surplus	8.0%	10.0%

The Company allocated gains and losses to IMR from derivatives that were reported at fair value prior to the termination of the derivatives. The balances in IMR from these derivatives were unamortized gains of $42.5 million and $43.9 million and unamortized losses of $257.4 million and $294.2 million at December 31, 2025 and 2024, respectively.

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company's derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit-related investment losses. Changes in the AVR are recorded directly to surplus.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Premiums for GICs and deposit-type contracts are recorded directly to policy reserves. Interest credited to deposit-type contracts is recorded as an expense in the statement of operations when earned. Payments that represent a return of policyholder balances are not recorded as expenses. To the extent such payments differ from the recorded reserve, the difference is recorded in the statement of operations as a benefit expense. Fee income is recognized as revenue when earned. Commission and expense allowances, which are commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory separate account reserves for variable annuities and variable life and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued was excluded from surplus on the following basis:

Bonds - securities in default and otherwise where collection is uncertain.

Mortgage loans - loans in foreclosure deemed in default, delinquent for greater than one year or where collection of interest is uncertain.

Real estate - properties where rent is in arrears for more than three months.
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2025, 2024, and 2023, the amounts excluded from investment income were $5.2 million, $1.1 million, and $0.9 million, respectively.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
Gross	$559,155
Nonadmitted	$795
Admitted	$558,360

At December 31, 2025 and 2024, the Company had $1.1 million and $363 thousand, respectively, in aggregate deferred interest.

At December 31, 2025, 2024, and 2023, the Company had $13.2 million, $17.4 million, and $10.0 million cumulative amounts of paid-in-kind interest, respectively.
Furniture and Equipment
Furniture and equipment are carried at cost less accumulated depreciation, which is charged to operations on a straight-line basis over the estimated useful lives of the related assets. Furniture and EDP equipment and software are depreciated over three to seven years. Furniture and equipment, except for certain EDP equipment and software reported in other admitted assets, is non-admitted. Depreciation expense on admitted assets totaled $2.8 million, $1.2 million, and $0.2 million for 2025, 2024, and 2023, respectively, while depreciation expense on non-admitted assets totaled $16.5 million, $14.7 million, and $14.4 million in 2025, 2024, and 2023, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax ("CAMT"). A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 8 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as "non-admitted assets" (principally net deferred tax assets not realizable within three years, agents' debit balances, furniture, equipment, computer software, prepaid expenses, certain other receivables, and investments in certain common stocks and limited liability corporations) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with variable life and variable annuity contracts, which aggregated $218.8 billion and $212.0 billion at December 31, 2025 and 2024, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

The Company previously had a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan, which was liquidated October 1, 2025. The deposits were previously allocated to the non-guaranteed, insulated Jackson National Separate Account – II and aggregated $208.3 million at December 31, 2024.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $15.3 billion and $9.4 billion at December 31, 2025 and 2024, respectively.

Subsequent Events
On February 11, 2026, Jackson Financial entered into a non-exclusive investment management arrangement with TPG Inc ("TPG") with a 10-year initial term with automatic 1-year renewals through year 15, subject to various termination provisions, with TPG providing Investment Grade Asset Based Finance and Direct Lending investment capabilities to complement the asset management capabilities of PPM America, Inc. ("PPM"), an affiliate of Jackson. Under the agreement, PPM will continue to manage the majority of Jackson’s investment portfolio and both Jackson and PPM will retain oversight of Jackson’s investment portfolio.

The Company has evaluated events through March 20, 2026, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are priced using observable inputs and freestanding derivative instruments that are priced using models with observable market inputs are included in Level 2.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes limited partnership interests and less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2025 and 2024, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

At December 31, 2025 and 2024, bonds valued internally, including matrix-priced securities, had a BACV of $5.3 billion and $5.5 billion, respectively, and an estimated fair value of $4.9 billion and $5.0 billion at 2025 and 2024, respectively.

Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative Instruments
Fair values for derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross currency total return swaps, cross currency forwards, credit default swaps, put swaptions and equity index call and put options, and bond forwards. The derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnership Interests
Fair values for limited partnership interests are generally determined using the proportion of the Company's investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2025 or 2024.

The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above), commercial and residential mortgage loans and cash equivalents.

Reserves for Guaranteed Investment Contracts
Fair value is based on the present value of future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans, debt securities, and mortgage loans.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Borrowed Money and Interest Thereon
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity. Fair value of surplus notes is based on the present value of future cash flows discounted at current market interest rates.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2025
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Issuer credit obligations	$—	$797	$716	$—	$1,513
Asset-backed securities	—	5,663	31,896	—	37,559
Preferred stock	—	129,703	—	—	129,703
Common stock	118,586	20,536	1,139	—	140,261
Subtotal	118,586	156,699	33,751	—	309,036
Limited partnership interests	—	—	11,081	2,260,617	2,271,698
Other invested assets	—	3,628	15,520	—	19,148
Derivatives	—	198,623	—	—	198,623
Separate account assets	—	218,806,543	—	—	218,806,543
Total assets at fair value	$118,586	$219,165,493	$60,352	$2,260,617	$221,605,048

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$1,831	$947	$—	$2,778
Residential mortgage-backed securities	—	14	—	—	14
Preferred stock	—	149,141	—	—	149,141
Common stock	127,381	28,566	1,136	—	157,083
Subtotal	127,381	179,552	2,083	—	309,016
Limited partnership interests	—	—	10,147	2,212,228	2,222,375
Other invested assets	—	—	30,473	—	30,473
Derivatives	—	(63,384)	—	—	(63,384)
Separate account assets	—	212,215,798	—	—	212,215,798
Total assets at fair value	$127,381	$212,331,966	$42,703	$2,212,228	$214,714,278

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2025	Level 3	Level 3	income	surplus	settlements	2025
Assets
Issuer credit obligations	$947	$—	$—	$—	$—	$(231)	$716
Asset-backed securities	—	49,000	—	—	(17,104)	—	31,896
Common stock	1,136	—	—	—	3	—	1,139
Limited partnership interests	10,147	—	—	—	934	—	11,081
Other invested assets	30,473	—	—	—	(1,090)	(13,863)	15,520
Total	$42,703	$49,000	$—	$—	$(17,257)	$(14,094)	$60,352

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2024	Level 3	Level 3	income	surplus	settlements	2024
Assets
Corporate bonds	$947	$—	$—	$—	$—	$—	$947
Common stock	1,129	—	—	—	7	—	1,136
Limited partnership interests	7,278	—	—	—	2,869	—	10,147
Other invested assets	8,398	24,554	(8,398)	—	(2,768)	8,687	30,473
Total	$17,752	$24,554	$(8,398)	$—	$108	$8,687	$42,703

The components of the amounts included in purchases, sales, issuances and settlements shown above are as follows (in thousands):

	December 31, 2025
	Purchases	Sales	Issuances	Settlements	Total
Assets
Issuer credit obligations	$716	$(947)	$—	$—	$(231)
Other invested assets	16,610	(30,473)	—	—	(13,863)
Total	$17,326	$(31,420)	$—	$—	$(14,094)

	December 31, 2024
	Purchases	Sales	Issuances	Settlements	Total
Assets
Other invested assets	$10,334	$(1,647)	$—	$—	$8,687
Total	$10,334	$(1,647)	$—	$—	$8,687

For both of the years ended December 31, 2025 and 2024, there were no invested assets transferred into Level 3 related to investments that no longer use NAV as a practical expedient for fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2025
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Issuer credit obligations	$22,988,553	$25,866,319	$2,455,849	$20,239,769	$292,935	$—
Asset-backed securities	4,313,168	4,432,576	—	4,145,235	167,933	—
Preferred stock	129,703	129,703	—	129,703	—	—
Common stock	140,261	140,261	118,586	20,536	1,139	—
Mortgage loans	8,262,450	8,675,742	—	—	8,262,450	—
Cash and cash equivalents	3,622,805	3,622,374	3,622,805	—	—	—
Short-term investments	4,000	3,999	—	4,000	—	—
Policy loans	4,220,100	4,220,100	—	—	4,220,100	—
Derivatives	198,623	198,623	—	198,623	—	—
Limited partnership interests	2,271,698	2,271,698	—	—	11,081	2,260,617
Other invested assets	312,065	355,198	—	195,892	68,476	47,697
Securities lending assets	22,969	22,969	22,969	—	—	—
Separate account assets	234,333,389	234,125,083	—	234,333,389	—	—
Total assets at fair value	$280,819,784	$284,064,645	$6,220,209	$259,267,147	$13,024,114	$2,308,314

Liabilities at fair value:
Liability for deposit-type contracts	$11,313,902	$11,284,868	$—	$—	$11,313,902	$—
Payable for securities lending	22,969	22,969	—	22,969	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,721,905	3,721,372	—	—	3,721,905	—
Funds held under coinsurance	11,639,545	13,467,875	—	—	11,639,545	—
Separate account liabilities	235,808,216	234,125,083	—	235,808,216	—	—
Repurchase agreements	1,001,049	1,001,049	—	1,001,049	—	—
Borrowed money and interest thereon	47,192	47,192	—	47,192	—	—
Total liabilities at fair value	$263,554,778	$263,670,408	$—	$236,879,426	$26,675,352	$—

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$29,057,718	$33,162,492	$2,563,134	$25,657,792	$836,792	$—
Preferred stock	149,258	149,164	—	149,258	—	—
Common stock	157,083	157,083	127,381	28,566	1,136	—
Mortgage loans	8,646,717	9,329,026	—	—	8,646,717	—
Cash and cash equivalents	1,965,198	1,964,737	1,965,198	—	—	—
Short-term investments	53,365	53,347	50,193	—	3,172	—
Policy loans	4,203,690	4,203,690	—	—	4,203,690	—
Derivatives	(63,384)	(63,384)	—	(63,384)	—	—
Limited partnership interests	2,222,375	2,212,228	—	—	10,147	2,212,228
Other invested assets	181,787	234,203	—	151,314	30,473	—
Securities lending assets	12,767	12,767	12,767	—	—	—
Separate account assets	221,505,865	221,589,231	—	221,505,865	—	—
Total assets at fair value	$268,092,439	$273,004,584	$4,718,673	$247,429,411	$13,732,127	$2,212,228

Liabilities at fair value:
Liability for deposit-type contracts	$8,562,670	$8,940,589	$—	$—	$8,562,670	$—
Payable for securities lending	12,767	12,767	—	12,767	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,665,682	3,666,057	—	—	3,665,682	—
Funds held under coinsurance	13,423,703	15,697,595	—	—	13,423,703	—
Separate account liabilities	222,079,702	221,589,231	—	222,079,702	—	—
Repurchase agreements	1,540,396	1,540,396	—	1,540,396	—	—
Borrowed money and interest thereon	752,432	752,432	—	752,432	—	—
Total liabilities at fair value	$250,037,352	$252,199,067	$—	$224,385,297	$25,652,055	$—

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities and mortgage loans. Debt securities primarily include publicly traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive annuity contracts, life insurance products and GICs on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Assets withheld by the Company related to funds withheld coinsurance are included on the balance sheet and within the respective footnotes; however, the economic risk of these assets is borne by the reinsurance company. In addition, the reinsurance company is required to provide additional assets should the value of assets fall below the respective liability values. The following table summarizes the types of assets held under funds withheld coinsurance arrangements (in thousands):

December 31,
2025

U.S. government obligations	$107,789
Other U.S. government obligations	20,323
Non-U.S. sovereign jurisdiction	334,077
Municipal bonds - special revenues	116,473
Project finance bonds issued by operating entities	240,353
Corporate bonds	6,401,756
Mandatory convertible bonds	716
Single entity backed obligations	467,801
Bonds issued by funds representing operating entities	702,782
Bank loans - acquired	623
Agency RMBS - guaranteed	1,563
Agency RMBS - not guaranteed	7,497
Agency CMBS - guaranteed	11,541
Non-agency CMBS	296,485
Non-agency RMBS	243,609
Non-agency CLOs/CBOs/CDOs	214,864
Other financial asset-backed securities	258,931
Other non-financial asset-backed securities - practical expedient	69,898
Other non-financial asset-backed securities - full analysis	155,574
Lease-backed securities - full analysis	19,890
Lease-backed securities - practical expedient	100,546
Debt Securities*	9,773,091
Common stocks	188
Preferred stocks	88,005
Equity securities	88,193
Limited partnerships	692,197
Other invested assets	256,824
Commercial mortgage loans	1,798,689
Residential mortgage loans	643,997
Mortgage loans	2,442,686
Policy loans	3,547,564
Cross currency swaps	9,992
Cross currency forwards	(14,166)
Derivative instruments, net	(4,174)
Cash, cash equivalents and short-term	281,401
Accrued investment income	95,250
Other assets and liabilities, net	16,215
Total funds withheld assets	$17,189,247

*Includes $109.0 million of debt securities which are included in cash, cash equivalents and short-term investments on the balance sheet to be consistent with the following debt securities table.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31,
2024
Government	$670,838
Special revenue	68,078
Industrial and miscellaneous	8,783,258
Residential mortgage-backed	115,224
Commercial mortgage-backed	288,704
Other asset-backed	1,402,266
Debt Securities*	11,328,368
Common stocks	186
Preferred stocks	125,057
Equity securities	125,243
Limited partnerships	763,249
Other invested assets	172,572
Commercial mortgage loans	2,195,170
Residential mortgage loans	888,822
Mortgage loans	3,083,992
Policy loans	3,501,298
Cross currency swaps	17,470
Cross currency forwards	27,983
Derivative instruments, net	45,453
Cash, cash equivalents and short-term	233,717
Accrued investment income	116,947
Other assets and liabilities, net	(7,187)
Total funds withheld assets	$19,363,652

*Includes $99.0 million of debt securities which are included in cash, cash equivalents and short-term investments on the balance sheet to be consistent with the following debt securities table.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Debt Securities, Common and Preferred Stock
Cost or amortized cost, gross unrealized gains and losses, estimated fair value and BACV of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value
U.S. government obligations	$4,738,369	$4,744	$772,037	$3,971,076	$4,738,369
Other U.S. government obligations	117,150	1,701	4,021	114,830	117,150
Non-U.S. sovereign jurisdiction	463,270	1,357	101,273	363,354	462,978
Municipal bonds - general obligation	85,384	—	6,098	79,286	85,384
Municipal bonds -special revenues	411,457	132	58,474	353,115	411,457
Project finance bonds issued by operating entities	995,239	10,139	95,469	909,909	999,889
Corporate bonds	18,036,787	186,606	1,859,427	16,363,966	18,008,527
Mandatory convertible bonds	731	—	15	716	716
Single entity backed obligations	1,342,869	4,471	143,027	1,204,313	1,342,913
Bonds issued by funds representing operating entities	1,213,460	6,709	75,565	1,144,604	1,215,112
Bank loans - acquired	623	—	11	612	623
Other issuer credit obligations	1,996	4	—	2,000	1,996
Total issuer credit obligations	27,407,335	215,863	3,115,417	24,507,781	27,385,114

Agency RMBS - guaranteed	35,079	224	2,236	33,067	35,079
Agency RMBS - not guaranteed	98,143	1,312	5,772	93,683	98,143
Agency CMBS - guaranteed	17,752	—	1,038	16,714	17,752
Non-agency RMBS	263,521	21,815	13,584	271,752	261,510
Non-agency CMBS	1,259,098	4,928	46,031	1,217,995	1,259,098
Non-agency CLOs/CBOs/CDOs	618,151	656	7,298	611,509	616,489
Non-agency CLOs/CBOs/CDOs - affiliated	11,652	4	33	11,623	11,652
Other financial asset-backed securities	981,669	3,283	66,397	918,555	978,778
Other non-financial asset-backed securities - practical expedient	246,873	1,437	18,566	229,744	237,801
Other non-financial asset-backed securities - full analysis	476,121	5,403	5,637	475,887	476,121
Leased-backed securities - practical expedient	175,981	353	9,514	166,820	175,981
Leased-backed securities - full analysis	264,172	2,943	1,296	265,819	264,172
Total asset-backed securities	4,448,212	42,358	177,402	4,313,168	4,432,576
Total debt securities	31,855,547	258,221	3,292,819	28,820,949	31,817,690
Common and preferred stock	292,681	4,937	27,654	269,964	269,964
Total securities	$32,148,228	$263,158	$3,320,473	$29,090,913	$32,087,654

Total debt securities are reported on the balance sheet as:

Bonds					$30,298,895
Cash, cash equivalents and short-term investments					$1,518,795
					$31,817,690

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$5,919,657	$4,581	$1,098,616	$4,825,622	$5,919,027
Special revenue and special assessment	120,873	507	10,523	110,857	120,873
Industrial and miscellaneous	23,900,086	108,109	2,939,882	21,068,313	23,816,884
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	34,554,916	144,576	4,350,612	30,348,880	34,453,175
Common and preferred stock	328,335	4,828	26,822	306,341	306,247
Total securities	$34,883,251	$149,404	$4,377,434	$30,655,221	$34,759,422

Total debt securities are reported on the balance sheet as:

Bonds					$33,162,492
Cash, cash equivalents and short-term investments					$1,290,683
					$34,453,175

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The amount of gross unrealized losses and the associated estimated fair value of debt securities and stocks (excluding wholly-owned subsidiaries) are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2025	Losses	Value	Losses	Value	Losses	Value
U.S. government obligations	$2,106	$114,571	$769,931	$2,059,723	$772,037	$2,174,294
Other U.S. government obligations	548	27,724	3,473	36,127	4,021	63,851
Non-U.S. sovereign jurisdiction	319	27,294	100,954	271,217	101,273	298,511
Municipal bonds - general obligations	—	—	6,098	79,286	6,098	79,286
Municipal bonds - special revenues	921	12,875	57,553	331,302	58,474	344,177
Project finance bonds issued by operating entities	131	22,150	95,338	604,177	95,469	626,327
Corporate bonds	7,860	544,805	1,851,567	10,405,130	1,859,427	10,949,935
Mandatory convertible bonds	15	716	—	—	15	716
Single entity backed obligations	—	—	143,027	1,052,529	143,027	1,052,529
Bonds issued by funds representing operating entities	70	22,758	75,495	750,797	75,565	773,555
Bank loans - acquired	—	—	11	612	11	612
Total issuer credit obligations	11,970	772,893	3,103,447	15,590,900	3,115,417	16,363,793
Agency RMBS - guaranteed	2	1,493	2,234	17,508	2,236	19,001
Agency RMBS - not guaranteed	—	2,015	5,772	42,869	5,772	44,884
Agency CMBS - guaranteed	—	—	1,038	16,714	1,038	16,714
Non-Agency RMBS	1,855	38,728	11,729	68,145	13,584	106,873
Non-Agency CMBS	499	107,510	45,532	639,822	46,031	747,332
Non-Agency CLOs/CBOs/CDOs	321	91,907	6,977	163,934	7,298	255,841
Non-Agency CLOs/CBOs/CDOs - affiliated	33	1,197	—	—	33	1,197
Other financial asset backed securities	846	69,201	65,551	505,502	66,397	574,703
Other non-financial asset-backed securities - practical expedient	9,107	41,173	9,459	93,900	18,566	135,073
Other non-financial asset-backed securities - full analysis	138	39,646	5,499	127,397	5,637	167,043
Lease-backed securities - practical expedient	—	—	9,514	134,465	9,514	134,465
Lease-backed securities - full analysis	206	31,193	1,090	30,756	1,296	61,949
Total asset-backed securities	13,007	424,063	164,395	1,841,012	177,402	2,265,075
Total debt securities	24,977	1,196,956	3,267,842	17,431,912	3,292,819	18,628,868
Common and preferred stock	219	17,781	27,435	106,406	27,654	124,187
Total securities	$25,196	$1,214,737	$3,295,277	$17,538,318	$3,320,473	$18,753,055

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$14,093	$400,269	$1,084,523	$2,823,437	$1,098,616	$3,223,706
Special revenue	71	8,498	10,452	90,267	10,523	98,765
Industrial and miscellaneous	86,548	2,869,737	2,853,334	15,563,339	2,939,882	18,433,076
Residential mortgage-backed	1,067	66,157	29,138	152,375	30,205	218,532
Commercial mortgage-backed	12,040	154,259	75,507	901,187	87,547	1,055,446
Other asset-backed	5,014	349,691	178,825	1,551,827	183,839	1,901,518
Total debt securities	118,833	3,848,611	4,231,779	21,082,432	4,350,612	24,931,043
Common and preferred stock	750	20,261	26,072	128,283	26,822	148,544
Total temporarily impaired
securities	$119,583	$3,868,872	$4,257,851	$21,210,715	$4,377,434	$25,079,587

Debt securities include investments in mortgage-backed securities, which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value

Prime	$237,229	$2,203	$11,766	$227,666	$236,348
Alt-A	21,210	14,955	1,797	34,368	20,080
Subprime	5,082	4,657	21	9,718	5,082
Total non-agency RMBS	$263,521	$21,815	$13,584	$271,752	$261,510

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$94,843	$2,199	$13,994	$83,048	$94,554
Alt-A	28,586	18,888	1,754	45,720	28,274
Subprime	3,125	4,440	19	7,546	3,125
Total non-agency RMBS	$126,554	$25,527	$15,767	$136,314	$125,953

The Company defines its exposure to non-agency RMBS as follows. Prime asset-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A asset-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime asset-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 70% of the Company’s investments in Alt-A related mortgage-backed securities and 53% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities, which are collateralized by commercial mortgage loans (“CMBS”). Of these investments, 99% are rated investment grade by the NAIC.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses than corporate bonds. At December 31, 2025, the carrying value and estimated fair value of the Company’s direct investments in bank loans are $0.6 million and $0.6 million, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2025, of the total carrying value for bonds in an unrealized loss position, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Issuer credit obligations, excluding government securities, in an unrealized loss position were diversified across industries. As of December 31, 2025, the industries comprising the larger proportion of unrealized losses included utilities (19% of issuer credit obligations gross unrealized losses) and healthcare (13%). The largest unrealized loss related to a single corporate obligor was $54.8 million at December 31, 2025.

The amortized cost, gross unrealized gains and losses, estimated fair value and BACV of debt securities at December 31, 2025, by contractual maturity, including those debt securities reported as cash, cash equivalents, and short-term investments, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$2,602,085	$1,746	$3,261	$2,600,570	$2,602,075
Due after 1 year through 5 years	7,695,065	65,190	267,481	7,492,774	7,663,449
Due after 5 years through 10 years	4,391,199	75,552	229,582	4,237,169	4,403,083
Due after 10 years through 20 years	7,594,849	67,640	1,205,959	6,456,530	7,592,166
Due after 20 years	5,124,137	5,735	1,409,134	3,720,738	5,124,341
Asset-backed securities	4,448,212	42,358	177,402	4,313,168	4,432,576
Total debt securities	$31,855,547	$258,221	$3,292,819	$28,820,949	$31,817,690

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain asset-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for asset-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain asset-backed securities deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The BACV of securities changing from the retrospective to the prospective methodology in 2025 and 2024 was $50.6 million and $77.5 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 - 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2025, the Company’s investment advisor provided the designation for debt securities with carrying values and estimated fair values of $346.4 million and $317.7 million, respectively.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company's debt securities by NAIC designation are as follows at December 31, 2025 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$19,914,446	$144,803	$2,165,253	$17,893,996	$19,875,201
Class 2	11,495,513	109,170	1,087,809	10,516,874	11,506,001
Class 3	330,606	3,261	24,721	309,146	330,606
Class 4	31,293	692	1,917	30,068	31,293
Class 5	23,293	273	4,019	19,547	23,293
Class 6	60,396	22	9,100	51,318	51,296
Total debt securities	$31,855,547	$258,221	$3,292,819	$28,820,949	$31,817,690
The BACV and fair value of debt securities in default that were anticipated to be income producing when purchased were $17.7 million and $17.7 million at December 31, 2025, respectively, and $1.9 million and $2.1 million at December 31, 2024, respectively. The BACV and fair value of debt securities in default that were non-income producing for the 12 months preceding December 31, 2025 were $79 thousand and $91 thousand, respectively, and $1.3 million and 1.3 million at December 31, 2024, respectively.

Debt securities with a BACV of $71.9 million and $101.3 million at December 31, 2025 and 2024, respectively, were on deposit with regulatory authorities as required by law in various states in which business is conducted.

At December 31, 2025 and 2024, debt securities with a BACV of $110.2 million and $165.9 million, respectively, were held in trust pursuant to the 100% coinsurance transactions (“retro treaties”) with Swiss Reinsurance Company Ltd (“Swiss Re”) as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $273.1 million and $235.4 million, respectively, were held pursuant to the Squire Reassurance Company II, Inc. (“Squire Re II”) reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $1,091.8 million and $1,233.0 million, respectively, were held in trust pursuant to the Jackson New York reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $9,258.6 million and $10,827.9 million, respectively, were held pursuant to the Athene reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $131.2 million and $99.1 million, respectively, were held pursuant to the Brooke Re reinsurance treaty for certain guaranteed benefits under variable annuity contracts as discussed in Note 7.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to surplus.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. At both December 31, 2025 and 2024, assumed default rates for delinquent loans ranged from 10% to 100%. At both December 31, 2025 and 2024, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45%.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2025, 2024, and 2023, the Company recognized other-than-temporary impairments on asset-backed securities where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $1.4 million, $1.0 million, and $8.7 million, respectively.

In 2025, 2024, and 2023, the Company recognized other-than-temporary impairments of $56.7 million, $29.7 million, and $11.3 million, respectively, related to asset-backed securities. See Note 17 for a table detailing securities with recognized other-than-temporary impairment charges during 2025.

The following table summarizes other-than-temporary impairment charges recorded for the years ended (in thousands):

2025
Corporate bonds	$233
Non-agency RMBS	1,309
Non-agency CMBS	1,394
Other financial asset-backed securities	47,562
Other non-financial asset-backed securities - practical expedient	6,455
Limited partnership interests	11,041
Mortgage loans	13,671
Real estate	6,751
Residual tranches	26,680
Total other-than-temporary impairment charges	$115,096

	2024	2023
Residential mortgage-backed securities:
Prime	$1,183	$1,193
Alt-A	1,325	1,194
Subprime	117	126
Industrial and miscellaneous	1,306	53,097
Governments	—	2,076
Commercial mortgage backed securities	—	8,773
Asset-backed securities	27,116	41
Common stock	—	5,006
Limited partnership interests	3,228	10,632
Mortgage loans	13,278	66,000
Other	691	—
Total other-than-temporary impairment charges	$48,244	$148,138

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Sales of bonds:
Gross gains	$47,435	$33,056	$78,348
Gross losses	(185,285)	(198,190)	(553,444)
Sales of stocks:
Gross gains	1,020	2,068	387
Gross losses	(332)	(9,427)	(28,547)
Derivative instruments	18,739	(1,312,857)	(3,816,256)
Mortgage loans on real estate	(2,149)	(11,486)	(29,238)
Other assets	167,936	110,307	493,064
Other-than-temporary impairment losses	(115,096)	(48,244)	(148,138)
Net realized losses	$(67,732)	$(1,434,773)	$(4,003,824)

Net losses allocated to IMR	$(76,534)	$(99,972)	$(1,518,401)
Net losses allocated to AVR	(16,493)	(380,537)	(2,485,423)
Net losses unallocated	25,295	(954,264)	—
Net realized losses	$(67,732)	$(1,434,773)	$(4,003,824)

Net losses allocated to AVR	$(16,493)	$(380,537)	$(2,485,423)
Net losses unallocated	25,295	(954,264)	—
Tax benefit	(37,259)	250,732	545,555
Reported net realized losses	$(28,457)	$(1,084,069)	$(1,939,868)

Proceeds from the sale of bonds totaled $2.3 billion, $3.7 billion, and $5.8 billion in 2025, 2024, and 2023, respectively.

Asset-Backed Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in asset-backed securities.

Mortgage Loans on Real Estate
At December 31, 2025, commercial mortgage loans were collateralized by properties located in 34 states, the District of Columbia, and Europe. The minimum and maximum lending rates for loans issued in 2025 were 4.7% and 7.5%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 96.7%.

At December 31, 2025, residential mortgage loans were collateralized by properties located in 49 states, the District of Columbia, Europe, and Mexico. The minimum and maximum lending rates for loans issued in 2025 were 7.7% and 11.8%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 329.2%.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The age analysis of mortgage loans and identification of the mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement are as follows (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2025
1. Recorded investment (All)
(a) Current	$—	$56	$728	$—	$7,523	$108	$8,416
(b) 30-59 days past due	—	12	34	—	—	—	46
(c) 60-89 days past due	—	8	15	—	—	—	23
(d) 90-179 days past due	—	8	11	—	—	—	19
(e) 180+ days past due	—	8	55	—	109	—	172
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$8	$—	$—	$—	$—	$8
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$8	$—	$—	$—	$—	$8
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$175	$—	$—	$—	$175
(b) Number of loans	—	—	319	—	—	—	319
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$92	$536	$—	$297	$55	$980

2024
1. Recorded investment (All)
(a) Current	$—	$60	$736	$—	$8,118	$156	$9,070
(b) 30-59 days past due	—	16	111	—	—	—	128
(c) 60-89 days past due	—	8	19	—	—	—	27
(d) 90-179 days past due	—	12	20	—	—	—	32
(e) 180+ days past due	—	12	61	—	—	—	73
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$81	$—	$—	$—	$81
(b) Number of loans	—	—	452	—	—	—	452
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$108	$781	$—	$554	$84	$1,526

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The allowance for loan losses is as follows (in thousands):

	2025	2024
Balance at beginning of period	$2,505	$14,809
Additions charged to operations	22,452	10,674
Direct write-downs charged against the allowances	20,422	8,409
Recoveries of amounts previously charged off	2,029	14,569
Balance at end of period	$2,506	$2,505
As of December 31, 2025 and 2024, the Company's mortgage loan portfolio, exclusive of loans with a government guarantee or insurance, had $136.9 million and $53.7 million, respectively, of loans greater than 90 days past due and $38.1 million and $27.8 million, respectively, of loans in the process of foreclosure that were not accruing interest. Interest deemed uncollectible and written off totaled $2.6 million, $1.2 million, and $2.0 million in 2025, 2024, and 2023, respectively. Included in real estate are $17.2 million and $13.5 million of foreclosed properties as of December 31, 2025 and 2024, respectively. The remaining balance of the 2025 and 2024 mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Under Jackson's policy for monitoring mortgage loans, all impaired mortgage loans are closely evaluated subsequent to impairment.

Impaired loans are as follows (in thousands):

December 31, 2025	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$—	$—
Residential (All Other)	5,056	2,506	7,088	(11)
Total	$5,056	$2,506	$7,088	$(11)

Impaired loans without a valuation allowance
Commercial	$40,402	$—	$46,496	$1,517
Residential (Insured)	4,496	—	3,569	155
Residential (All Other)	33,718	—	19,856	365
Total	$78,616	$—	$69,921	$2,037

Commercial	$40,402	$—	$46,496	$1,517
Residential (Insured)	4,496	—	3,569	155
Residential (All Other)	38,774	2,506	26,944	354
Total	$83,672	$2,506	$77,009	$2,026

December 31, 2024	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$11,352	$—
Residential (All Other)	9,987	2,505	7,998	308
Total	$9,987	$2,505	$19,350	$308

Impaired loans without a valuation allowance
Commercial	$23,655	$—	$32,684	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	17,836	—	20,521	173
Total	$43,689	$—	$56,331	$1,565

Commercial	$23,655	$—	$44,036	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	27,823	2,505	28,519	481
Total	$53,676	$2,505	$75,681	$1,873

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following tables provide information about the credit quality of mortgage loans (in thousands):

	December 31, 2025
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,484,516	$—	$—	$—	$2,484,516
Hotel	743,733	—	—	—	743,733
Office	996,330	40,802	109,340	—	1,146,472
Retail	1,456,098	—	—	—	1,456,098
Warehouse	1,566,616	—	—	—	1,566,616
Other	343,159	—	—	—	343,159
Total commercial mortgage loans	$7,590,452	$40,802	$109,340	$—	$7,740,594
Residential (3)	865,976	—	26,613	42,559	935,148
Total	$8,456,428	$40,802	$135,953	$42,559	$8,675,742

	December 31, 2024
	In Good Standing (2)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,347,818	$—	$—	$—	$2,347,818
Hotel	789,083	—	—	—	789,083
Office	1,237,207	40,925	—	—	1,278,132
Retail	1,541,810	—	—	—	1,541,810
Warehouse	1,821,248	—	—	—	1,821,248
Other	496,446	—	—	—	496,446
Total commercial mortgage loans	$8,233,612	$40,925	$—	$—	$8,274,537
Residential (4)	953,460	—	71,008	30,021	1,054,489
Total	$9,187,072	$40,925	$71,008	$30,021	$9,329,026

(1) Includes mortgage loans which the Company is a participant or co-lender of $110.3 million, $128.0 million, $289.1 million, nil, $156.3 million, $29.2 million and $627.9 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $262.1 million, $26.7 million, $157.6 million, $13.1 million, $161.8 million and $29.2 million in the categories of apartment, hotel, office, retail, warehouse and other, respectively.

(2) Includes mortgage loans which the Company is a participant or co-lender of $123.5 million, $129.1 million, $233.5 million, nil, $127.9 million, $23.5 million and $888.8 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $237.3 million, $26.7 million, $166.6 million, $27.9 million, $203.6 million and $23.5 million in the categories of apartment, hotel, office, retail, warehouse, and other respectively.

(3) Includes $9.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $4.5 million of loans in process of foreclosure.

(4) Includes $18.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $2.2 million of loans in process of foreclosure.

During 2025 and 2024, there were two mortgage loans for $40.8 million and two mortgage loans for $40.9 million, respectively, involved in troubled debt restructuring.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited Partnership and Limited Liability Interests
The unaffiliated limited partnerships and limited liability companies in which the Company has an interest primarily invest in securities. Income recognized by the Company on all limited partnerships and limited liability companies was $754.1 million, $731.4 million, and $690.3 million in 2025, 2024, and 2023, respectively, including $672.0 million, $651.5 million, and $607.0 million, respectively, of dividends and membership distributions from subsidiaries. In 2025 and 2024, $82.6 million and $100.9 million, respectively, of net unrealized gains were credited directly to surplus. In 2025, 2024, and 2023, the realized gain on partnership sales were $9.9 million, $2.2 million, and $383.4 million, respectively, including $10.2 million, nil and $292.4 million, respectively, of realized gains on sales to affiliates. The Company recognized impairment writedowns of $11.0 million, $3.2 million, and $10.6 million on limited partnerships and limited liability companies during 2025, 2024, and 2023, respectively.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. At 2025 and 2024, the estimated fair value of loaned securities was $22.2 million and $12.3 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored on a regular basis. At 2025 and 2024, unrestricted cash collateral received in the amount of $23.0 million and $12.8 million, respectively, was included in other invested assets of the Company. In 2025 and 2024, an offsetting liability for the overnight and continuous loan of $23.0 million and $12.8 million, respectively, is included in payable for securities lending in the accompanying statutory statements of admitted assets, liabilities, capital and surplus.

Other Invested Assets
The Company’s other invested assets at December 31, 2025 and 2024 are as follows (in thousands):

	December 31,
	2025	2024
Capital and surplus notes	$233,679	$203,730
Residual tranche investments	60,910	30,473
Debt securities that do not qualify as bonds	60,609	—
Receivable for securities	11,900	29,471
Securities lending	22,969	12,767
Total	$390,067	$276,441

Income recognized by the Company on other invested assets was $12.3 million in 2025. In 2025, $48.5 million of net unrealized losses were credited directly to surplus.  The realized gain on sales was $48.5 million in 2025, including $14.8 million of realized gains on sales to affiliates. The Company recognized impairment writedowns of $26.7 million on other invested assets during 2025.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Restricted Assets
At December 31, 2025, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted					Percentage
Restricted Asset Category	Total General Account	Total Separate Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Repurchase agreements	$2,705,405	$—	$3,374,085	$(668,680)	$2,705,405	0.92%	0.92%
FHLB capital stock	118,569	—	127,369	(8,800)	118,569	0.04%	0.04%
On deposit with state	71,902	—	101,265	(29,363)	71,902	0.02%	0.02%
Pledged as collateral to FHLB	2,850,615	—	4,316,724	(1,466,109)	2,850,615	0.97%	0.97%
Pledged as collateral for cleared and OTC derivatives	1,321,227	—	1,194,669	126,558	1,321,227	0.45%	0.45%
Cleared interest rate swaps	70,084	—	—	70,084	70,084	0.02%	0.02%
Securities loaned for securities lending agreements	22,969	11,504	12,685	21,788	34,473	0.01%	0.01%
Collateral assets received and on balance sheet	65,214	—	—	65,214	65,214	0.02%	0.02%
Assets held under modco reinsurance agreements	—	60,942	—	60,942	60,942	0.02%	0.02%
Assets held under funds withheld reinsurance agreements	17,197,060	—	—	17,197,060	17,197,060	5.85%	5.88%
Total restricted assets	$24,423,045	$72,446	$9,126,797	$15,368,694	$24,495,491	8.32%	8.37%

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company's collateral received and assets held under modco/funds withheld (“FWH”) reinsurance agreements reflected as assets within the Company’s financial statements as of December 31, 2025 (in thousands):

Collateral Assets	BACV Collateral	BACV Modco	BACV FWH	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% of BACV to Total Assets and Nonadmitted	% of BACV to Total Admitted Assets
General Account:
Cash, Cash Equivalents and Short-Term Investments	$—	$—	$390,163	$—	$—	$390,164	0.65%	0.67%
Issuer credit obligations	—	—	8,283,930	—	—	6,818,394	13.85%	14.15%
Asset-backed securities	—	—	1,380,399	—	—	1,316,271	2.31%	2.36%
Preferred stocks	—	—	88,005	—	—	88,005	0.15%	0.15%
Common stocks	—	—	188	—	—	203	—%	—%
Mortgage loans	—	—	2,442,685	—	—	2,200,493	4.08%	4.17%
Real estate	—	—	19,682	—	—	19,682	0.03%	0.03%
Other invest assets	—	—	949,020	—	—	902,354	1.59%	1.62%
Securities lending	22,969	—	—	22,969	—	—	0.04%	0.04%
Other	65,214	—	3,642,987	65,214	—	3,642,987	6.20%	6.33%
Total Assets	$88,183	$—	$17,197,059	$88,183	$—	$15,378,553	28.90%	29.52%
Separate Account:
Issuer credit obligations	$—	$60,942	$—	$—	$60,942	$—	0.03%	0.03%
Securities lending	11,504	—	—	11,504	—	—	—%	—%
Total Assets	$11,504	$60,942	$—	$11,504	$60,942	$—	0.03%	0.03%

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	BACV FWH Including Modco	Related Party Code*

Assets
		1	2	3	4	5	6
General Account:
Cash, Cash Equivalents and Short-Term Investments	$390,163	$—	$—	$—	$—	$—	$390,163
Issuer credit obligations	8,283,930	—	—	—	—	166,500	8,117,430
Asset-backed securities	1,380,399	—	—	—	—	304,336	1,076,063
Preferred stocks	88,005	—	—	—	—	—	88,005
Common stocks	188	—	—	—	—	—	188
Mortgage loans	2,442,685	—	—	—	—	231,604	2,211,081
Real estate	19,682	—	—	—	—	—	19,682
Other invested assets	949,020	—	—	—	—	295,638	653,383
Other	3,642,987	—	—	—	—	—	3,642,987
Total assets	$17,197,059	$—	$—	$—	$—	$998,078	$16,198,982
Percentage to Total FWH Assets (including Modco)	100.00%	—%	—%	—%	—%	5.80%	94.20%
Separate Account:
Issuer credit obligations	60,942	—	—	—	—	—	60,942
Total assets	$60,942	$—	$—	$—	$—	$—	$60,942
Percentage to Total FWH Assets (including Modco)	100.00%	—%	—%	—%	—%	—%	100.00%

* Related party code 1	Direct loan or direct investment (excluding securitizations) in the reinsurer, for which the reinsurer represents a direct credit exposure.
Related party code 2
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role and for which 50% or more of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 3
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer or other similar influential role and for which less than 50% (including 0%) of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 4
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies in which the structure reflects an in-substance related party transaction to the reinsurer but does not involve a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role.

Related party code 5	The investment is identified as related to the reinsurer, but the role of the reinsurer represents a different arrangement than the options provided in choices 1-4.
Related party code 6	The investment is not related/affiliated to the reinsurer.

	Amount	% of Liability to Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$88,183	0.16%
Recognized Obligation to Return Collateral Asset (Separate Account)	$11,504	—%
Recognized Obligation for Modco assets (General Account)	$—	—%
Recognized Obligation for Modco assets (Separate Account)	$60,942	0.03%
Recognized Obligation FWH (excluding Modco) assets (General Account)	$17,197,060	31.98%
Recognized Obligation FWH (excluding Modco) assets (Separate Account)	$—	—%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2025 and 2024, the Company had no debt securities with a 5GI designation.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 5 – Derivative Instruments

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures, forwards and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows, which the Company has acquired or incurred.

Derivative instruments are held primarily for hedging purposes. Derivative instruments afforded hedge accounting treatment are stated at either amortized cost or fair value and are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. Hedge accounting practices are supported by cash flow matching, duration matching and/or scenario testing.

During the third quarter of 2025, the Company began utilizing derivative instruments to economically hedge the equity market exposure related to the Company’s non-qualified voluntary deferred compensation plans. These derivative instruments are not designated as accounting hedges and are carried at fair value.

Fair values for derivative instruments are based on quoted market prices, estimates received from independent pricing services, or valuation pricing models, and generally reflect the estimated amounts that the Company would receive or pay upon sale or termination of the contracts as of the reporting date.

Cash requirements for derivative instrument activities are limited to settlements, payment commitments on swaps, margin requirements on exchange-traded and cleared derivatives, and collateral posting requirements in accordance with derivatives’ counterparty agreements.

The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of non-performance by counterparties; however, it does not anticipate non-performance. There were no charges incurred related to derivative counterparty non-performance during 2025, 2024, and 2023.

All of the Company’s significant over-the-counter financial derivative counterparty master agreements contain netting provisions allowing for the offset of contractual payments either due from or due to counterparties. To the extent that the net market value of aggregate contracts with individual counterparties exceeds established threshold amounts, collateral posting in favor of the exposed party is required. Collateral must be high quality liquid securities or cash as directed by the agreements.

All of these master agreements also contain downgrade triggers that allow the party potentially harmed by the downgrade to, at its option, cause the related transactions to be unwound at market value or to be assigned to a different counterparty. All of these triggers are set in the BBB range and refer to Jackson’s claims paying rating and the counterparties' senior debt rating. The intent of the triggers is to provide for a more orderly unwind of positions than might otherwise take place in the event of a bankruptcy. During 2025 and 2024, no counterparties triggered an event.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding, without an exchange of the underlying notional amount.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts.

Put-swaption contracts and written put-swaption contracts are included in the related assets and liabilities for derivatives at fair value. Changes in fair value are recorded as unrealized capital gains or losses.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Equity index futures contracts, total return swaps and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads) are used to hedge the Company’s overall net exposure to equities. Interest rate futures contracts and bond forward contracts are used to hedge movements in interest rates. Equity index options (including various call and put options), total return swaps and bond forwards are recorded in derivatives at fair value with changes in fair value recorded as unrealized capital gains or losses. Futures contracts are executed on regulated exchanges through brokers. Variation margin is recorded in cash, cash equivalents and short-term investments, with changes in variation margin recorded as unrealized capital gains or losses.

Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements. Cross-currency total return swaps are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in unrealized foreign exchange capital gains and losses and realized capital gains and losses.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. Cross-currency forwards are over-the-counter agreements to exchange payments denominated in different currencies. Cross-currency swaps and cross-currency forwards are entered into for the purpose of hedging the foreign currency exposure on certain debt securities and mortgage loans held in the investment portfolio. Cross-currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in derivatives. Changes in fair value are recorded as unrealized capital gains or losses. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

The fair value of derivatives reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
A summary of the aggregate contractual or notional amounts, carrying values and fair values for derivative instruments outstanding is as follows (in thousands):

	December 31, 2025
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$783,850	$43,519	$43,519	$—	$—	$43,519
Cross-currency total return swaps	753,462	(14,726)	(14,726)	—	—	(14,726)
Equity index put options	16,500,000	114,368	114,368	—	—	114,368
Equity futures	39,291,538	—	—	—	—	—
Interest rate futures	22,050,800	—	—	—	—	—
Cross-currency forwards	1,133,371	(14,166)	(14,166)	—	—	(14,166)
Bond forwards	8,143,125	83,312	83,312	—	—	83,312
Total return swaps	3,543,811	(21,471)	(21,471)	—	—	(21,471)
Interest rate swaps	2,485,000	7,787	7,787	—	—	7,787
Total	$94,684,957	$198,623	$198,623	$—	$—	$198,623

	December 31, 2024
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$845,201	$74,514	$74,514	$—	$—	$74,514
Cross-currency total return swaps	1,037,318	(86,842)	(86,842)	—	—	(86,842)
Equity index put options	10,000,000	77,070	77,070	—	—	77,070
Equity futures	30,489,730	—	—	—	—	—
Interest rate futures	21,246,980	—	—	—	—	—
Cross-currency forwards	1,017,088	27,983	27,983	—	—	27,983
Bond forwards	609,131	(20,546)	(20,546)	—	—	(20,546)
Total return swaps	2,064,603	38,606	38,606	—	—	38,606
Interest rate swaps	5,978,135	(174,169)	(174,169)	—	—	(174,169)
Total	$73,288,186	$(63,384)	$(63,384)	$—	$—	$(63,384)

All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2025 and 2024, the fair value of Jackson’s net derivative assets by counterparty was $158.8 million and $203.1 million, respectively, and held collateral was $137.8 million and $252.2 million, respectively, related to these agreements. At December 31, 2025 and 2024, the fair value of Jackson’s net derivative liabilities by counterparty was $237.2 million and $266.5 million, respectively, and provided collateral was $296.7 million and $301.7 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2025 or 2024, in aggregate, Jackson would have had to disburse nil and $49.1 million, respectively, and would have been allowed to claim $80.6 million and $35.2 million, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2025 the premium cost due in each of the following four years, and thereafter are as follows (in thousands):

Fiscal Year	Derivative Premium Payments Due
2026	$279,637
2027	—
2028	—
2029	—
Thereafter	—
Total Financing Premiums (Sum of 1 through 5)	$279,637

At December 31, 2025 the aggregate, non-discounted total premium cost for these contracts and the aggregate fair value of derivative instruments with financing premiums excluding the impact of the deferred or financing premiums were as follows (in thousands):

	Undiscounted Future Premium Commitments	Derivative Fair Value with Premium Commitments (Reported on DB)	Derivative Fair Value Excluding Impact of Financing Premiums

Prior Year	$—	$—	$—
Current Year	$279,637	$114,369	$114,369

Cash flows associated with derivative instruments and their related gains and losses are presented in the statement of cash flow. The Company reported interest in Net investment income, settlement of the principal financed in Other cash provided (applied), and proceeds from the settlement of the derivatives in Miscellaneous applications.

During 2025, the Company purchased equity options for which discounted option premium payments totaling $389.0 million were deferred until contract termination.

Note 6 - Investment Income

The sources of net investment income by major category are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Debt securities	$1,289,458	$1,389,248	$1,685,186
Derivative instruments	185,809	87,852	(338,037)
Limited partnership and limited liability company interests	754,119	731,365	690,271
Other invested assets	12,333	—	—
Mortgage loans	433,863	484,408	544,686
Policy loans	400,136	394,942	389,979
Other investment income	308,405	230,919	137,191
Total investment income	3,384,123	3,318,734	3,109,276
Less investment expenses	242,237	211,532	206,086
Less interest expenses	103,806	121,776	48,643
Net investment income	$3,038,080	$2,985,426	$2,854,547

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
During 2025, the Company sold, redeemed, or otherwise disposed of 29 securities due to the exercise of a callable or tender offer feature, generating investment expense of $3.5 million as a result of the associated prepayment penalty and/or acceleration fee. During 2024, the Company sold, redeemed, or otherwise disposed of 31 securities due to the exercise of a callable or tender offer feature, generating investment expense of $1.4 million as a result of the associated prepayment penalty and/or acceleration fee. During 2023, the Company sold, redeemed, or otherwise disposed of 13 securities due to the exercise of a callable or tender offer feature, generating investment income of $2.0 million as a result of the associated prepayment penalty and/or acceleration fee.

Note 7 - Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Brooke Life Reinsurance Company
Effective January 1, 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Life Reinsurance Company ("Brooke Re"), an affiliated Michigan captive reinsurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefits under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of $1.2 billion to Jackson in connection with the execution of the reinsurance transaction, which was reported direct to surplus and will be amortized into income over the life of the business. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The transaction mitigates the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, and enables more efficient economic hedging of the underlying risks of Jackson’s business. This outcome serves the interests of policyholders by protecting statutory capital through diminished non-economic hedging and related costs. Overall, this transaction allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

As part of the funds withheld coinsurance agreement, Jackson administers the hedging program to manage the economic risks of the ceded liabilities. Jackson enters into any hedges as principal and makes any payments to counterparties, including any required hedge collateral, from its own accounts. As principal, Jackson reflects the hedging instruments and associated activity, including realized and unrealized gains (losses), in its financial statements with a corresponding reinsurance receivable or payable consistent with the impacts to its pre-tax income and other changes to capital and surplus resulting from the underlying hedging activity. Jackson’s pre-tax income and capital and surplus are not impacted by the hedging performed on behalf of Brooke Re under the funds withheld coinsurance agreement.

The funds withheld coinsurance agreement includes settlement provisions for net hedge results between Jackson and Brooke Re over a twelve quarter period with the first quarterly net hedge result amount being allocated to the current quarterly settlement period and each of the remaining eleven quarterly net hedge result amounts being deferred and allocated to subsequent quarterly settlement periods. Future settlement amounts may be accelerated, in whole or in part, by mutual agreement of both parties. The deferred amount is reported in amounts due from reinsurers.

Effective December 1, 2025, the reinsurance agreement with Brooke Re was amended to expand the scope of reinsurance liabilities both in force and for future new business. No ceding commission was paid upon execution of the amendment.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Effective December 1, 2025, Jackson entered into a 100% coinsurance reinsurance transaction with Brooke Re. The transaction provides for the cession from Jackson to Brooke Re of certain liabilities related to organic payout annuity contracts in force as of the effective date. Jackson paid Brooke Re an initial ceding commission of $107.6 million. Jackson retains the annuity contract administration of the ceded business.

The reserve credits reflected in Jackson’s financial statements related to these transactions with Brooke Re as of December 31, 2025 and 2024 totaled $1,418.8 million and $133.0 million, respectively.

Hickory Brooke Reinsurance Company
Effective December 1, 2025, Jackson entered into an indemnity reinsurance agreement with Hickory Brooke Reinsurance Company (‘Hickory Re’), a wholly owned subsidiary of Brooke Life Reinsurance Company and captive reinsurer regulated by the Michigan Department of Insurance and Financial Services which was created in the fourth quarter of 2025 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Hickory Re, on a quota-share coinsurance basis, certain deferred fixed annuities and deferred fixed indexed annuities issued by Jackson, including annuitization of these contracts, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a "flow" basis). Hickory Re paid Jackson an initial ceding commission of $93.8 million. Jackson retains the annuity contract administration of the ceded business.

Under the terms of the agreement, Jackson will perform hedging services on behalf of, and in accordance with the risk management strategy of, Hickory Re. Jackson will enter into derivative contracts as principal and will be responsible for posting of required collateral with derivative counterparties. With sufficient notice, either party may elect to end this hedging program arrangement.

New Reinsurance Company
Effective December 31, 2024, Jackson entered into a quota-share coinsurance agreement with New Reinsurance Company, a Switzerland-domiciled subsidiary of Munich Re, to reinsure liabilities related to certain in-force deferred fixed annuity contracts. The quota-share percentage is defined based upon the guaranteed term of the policy. Per the agreement, Jackson received a $43.9 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge. At December 31, 2025 and 2024, the reserve credit related to this transaction with New Reinsurance Company was $45.1 million and $43.9 million, respectively.

Jackson New York
Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson New York. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the variable annuities issued by Jackson New York to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also assume 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future variable annuity and RILA contracts issued by Jackson New York. Premiums assumed from Jackson New York were $1,680.3 million, $821.2 million, and $716.1 million in 2025, 2024, and 2023, respectively. At December 31, 2025 and 2024, the liability for the reserves assumed from Jackson New York totaled $1,042.4 million and $1,151.3 million, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Athene Life Re Ltd.
The Company entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson's in-force fixed and fixed index annuity product liabilities in exchange for a $1,196.3 million ceding commission. The $981.5 million ceding commission, net of tax, was reported direct to surplus and will be amortized into income over the life of the business. In addition, $59.6 million of the IMR reserve was released from the IMR reserve and transferred to Athene under the reinsurance arrangement.

Pursuant to the Athene reinsurance agreement, the Company holds certain assets, primarily debt securities and mortgage loans, as collateral with a corresponding liability reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

To further support its obligations under the reinsurance agreements, Athene procured letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $109.7 million and $85.5 million as of December 31, 2025 and 2024, respectively.

John Hancock Life Insurance Company
The Company has agreements with John Hancock Life Insurance Company ("John Hancock") and John Hancock Life Insurance Company of New York (“John Hancock New York”) to reinsure Group Payout Annuities. On December 31, 2025 and 2024, the Company included $360.7 million and $216.1 million, respectively, of miscellaneous group annuity reserves initially established by John Hancock and John Hancock New York. The additional reserves are in excess of those required under minimum statutory standards.

Squire Re II
In 2016, the Company executed a reserve financing transaction with Squire Re II, a captive reinsurance entity domiciled in Michigan. At December 31, 2025 and 2024, the Company ceded $337.2 million, $350.1 million, respectively, of level premium term reserves under a funds withheld 100% coinsurance treaty. The Company holds certain assets, primarily debt securities, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income and with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

Swiss Re
The Company has three retro treaties with Swiss Re. Pursuant to these retro treaties, the Company ceded to Swiss Re on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as funds held under reinsurance treaties with unauthorized reinsurers on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.
At December 31, 2025 and 2024, assets of $1,007.9 million and $1,092.2 million, respectively, were held in trust pursuant to the 100% coinsurance transactions with Swiss Re.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Other Reinsurance
On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of an accredited reinsurer in Michigan. In July 2023, the reinsurer was ordered into liquidation. During the fourth quarter of 2023, the liability for reinsurance in authorized companies was recognized as a loss, with no impact to capital and surplus.

For reinsurance of in force liabilities that resulted in a gain, the impact of the transactions, net of tax, was excluded from net income and recorded directly to surplus, and will be amortized into income as earnings emerge from the business reinsured.

The effect of reinsurance on premiums are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Direct premiums and annuity considerations	$21,245,131	$17,076,545	$12,645,332
Reinsurance assumed	1,767,254	914,030	819,805
Reinsurance ceded	(2,967,345)	(394,821)	(237,559)
Total premiums and annuity considerations	$20,045,040	$17,595,754	$13,227,578

Fee income is stated net of reinsurance ceded to Brooke Re. During 2025 and 2024, fee income ceded to Brooke Re was $2.9 billion and $2.9 billion, respectively.

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. At December 31, 2025 and 2024, reserves ceded were $21.6 billion and $21.1 billion, respectively, which included reserves ceded to Brooke Life of $21.2 million and $22.8 million, respectively, reserves ceded to Squire Re II of $337.2 million and $350.1 million, respectively, reserves ceded to Brooke Re of $1,418.8 million and $133.0 million, respectively, and reserves ceded to Hickory Re of $1,599.7 million and nil, respectively.

Note 8 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson New York, Brooke Re, Hickory Re, and Squire Re II. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any CAMT incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is subject to examination by the Internal Revenue Service and other state and local tax authorities in jurisdictions in which the Company operates. The Company is not currently under examination with respect to federal income taxes. The IRS completed an examination of the 2019-2023 Brooke Life Insurance Company and Subsidiaries federal consolidated returns during 2025 that resulted in no changes. Tax years from 2022 to 2025 remain open under the statute of limitations.

The One Big Beautiful Bill Act ("OBBBA") was enacted on July 4, 2025 and includes a broad range of tax reform provisions that impact corporations and are effective starting with the 2025 tax year. At December 31, 2025, the OBBBA did not impact the Company's current income tax liability. At December 31, 2025, the Company recorded a $2.1 million valuation allowance expense related to an OBBBA provision that affected the Company's ability to utilize the deferred tax asset for the charitable contributions carryover.

At December 31, 2025 and December 31, 2024, the CAMT current tax impact was nil and a benefit of $163.0 million, respectively. At December 31, 2025 and December 31, 2024, the CAMT impact on net capital and surplus was nil and a benefit of $187.4 million, respectively. The U.S. Treasury Department is expected to issue additional guidance after December 31, 2025 that may materially change the estimated provision of the CAMT.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total gross DTA	$1,985,876	$128,391	$2,114,267	$2,219,287	$110,134	$2,329,421	$(233,411)	$18,257	$(215,154)
Statutory valuation allowance	2,056	—	2,056	—	—	—	2,056	—	2,056
Adjusted gross DTA	1,983,820	128,391	2,112,211	2,219,287	110,134	2,329,421	(235,467)	18,257	(217,210)
DTA nonadmitted	1,151,516	—	1,151,516	1,396,832	—	1,396,832	(245,316)	—	(245,316)
Subtotal net admitted DTA	832,304	128,391	960,695	822,455	110,134	932,589	9,849	18,257	28,106
Deferred tax liabilities	(167,137)	(171,332)	(338,469)	(203,875)	(154,788)	(358,663)	36,738	(16,544)	20,194

Net admitted DTA	$665,167	$(42,941)	$622,226	$618,580	$(44,654)	$573,926	$46,587	$1,713	$48,300

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2025			December 31, 2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	622,226	—	622,226	573,926	—	573,926	48,300	—	48,300
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			1,782,606			1,192,503			590,103
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			622,226			573,926			48,300
(c)	Adjusted gross DTA
	(Excluding the amount of
	DTA from (a) and (b)
	above) offset by
	gross DTL	210,078	128,391	338,469	248,529	110,134	358,663	(38,451)	18,257	(20,194)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$832,304	$128,391	$960,695	$822,455	$110,134	$932,589	$9,849	$18,257	$28,106

	2025	2024
Ratio Percentage Used to Determine Recovery
Period and Threshold Limitation Amount	1006.7%	1015.3%

Amount of Adjusted Capital and Surplus Used to
Determine Recovery Period and Threshold
Limitation Amount (in thousands)	$4,148,172	$3,826,174

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The impact of tax planning strategies was as follows (in thousands):

	December 31, 2025		December 31, 2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted Gross DTA and
Net Admitted DTA, by tax character as a percentage
1. Adjusted gross DTAs	$1,983,820	$128,391	$2,219,287	$110,134	$(235,467)	$18,257
2. Percentage of adjusted gross DTAs by
by tax character attributable to
the impact of tax planning
strategies	—%	—%	—%	—%	—%	—%
3. Net admitted adjusted gross DTAs	$832,304	$128,391	$822,455	$110,134	$9,849	$18,257
4. Percentage of net admitted adjusted
gross DTAs by tax character
admitted because of the impact
of tax planning strategies	—%	—%	—%	—%	—%	—%

At December 31, 2025 and 2024, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2025 and 2024, the consideration of tax planning strategies did not impact the determination of the amount of admitted CAMT credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The main components of the deferred tax assets and liabilities are as follows (in thousands):

	2025	2024	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$191,597	$192,280	$(683)
Insurance reserves	230,945	224,972	5,973
Investments	570,904	1,148,578	(577,674)
Employee benefits	109,260	117,180	(7,920)
Deferred and uncollected premium	1,090	1,314	(224)
Net operating loss carryforward	680,466	394,554	285,912
Tax credit carryforward	173,364	89,224	84,140
Other	28,250	51,185	(22,935)
Total ordinary gross & adjusted
gross deferred tax assets	1,985,876	2,219,287	(233,411)
Statutory valuation allowance adjustment	(2,056)	—	(2,056)
Deferred tax assets nonadmitted	(1,151,516)	(1,396,832)	245,316
Admitted ordinary gross deferred
tax assets per NAIC SAP	832,304	822,455	9,849

Capital:
Investments	60,340	33,480	26,860
Unrealized capital losses	35,949	55,508	(19,559)
Capital loss carryforward	32,102	21,146	10,956
Total capital gross & adjusted
gross deferred tax assets	128,391	110,134	18,257
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	128,391	110,134	18,257
Total admitted deferred tax assets	$960,695	$932,589	$28,106

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$144,257	$159,361	$(15,104)
Investments	2,713	22,837	(20,124)
Fixed assets	13,245	10,640	2,605
Insurance reserves	—	3,473	(3,473)
Due and deferred premium	6,921	7,513	(592)
Other	1	51	(50)
Total ordinary deferred tax liabilities	167,137	203,875	(36,738)
Capital:
Partnership investments	$147,191	$122,858	$24,333
Other investments	24,141	31,930	(7,789)
Total capital deferred tax liabilities	171,332	154,788	16,544
Total deferred tax liabilities	338,469	358,663	(20,194)

Total net admitted deferred tax asset	$622,226	$573,926	$48,300

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The application of SSAP No. 101, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. The Company has adopted an accounting policy to analyze the ability to recover the CAMT credit carryover deferred tax asset separately from the deferred tax assets generated under the regular tax system. There were no material modifications to the methodology used to project CAMT.

Although the realization is not assured, management believes it is more likely than not that the deferred tax assets under the regular tax system and the CAMT credit deferred tax asset will be realized, except for a portion of the charitable contributions carryover deferred tax asset. As of December 31, 2025, based on available evidence, the Company established a valuation allowance in the amount of $2.1 million on a portion of the charitable contributions carryover deferred tax asset which was impacted by the OBBBA and is not more likely than not to be realized. As of December 31, 2025, the Company had $6.2 million of CAMT credit carryforwards with an indefinite carryforward period and are limited pursuant to IRC Section 383. No adjustments were made to the CAMT credit carryforward gross deferred tax asset because of a change in circumstances that causes a change in judgment about its realizability.

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the non-admitted DTAs as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2025	2024	Change

Total deferred tax assets	$2,114,267	$2,329,421	$(215,154)
Total deferred tax liabilities	(338,469)	(358,663)	20,194
Net deferred tax assets/liabilities	1,775,798	1,970,758	(194,960)
Statutory valuation allowance adjustment	(2,056)	—	(2,056)
Net DTA after statutory valuation adjustment	1,773,742	1,970,758	(197,016)
Tax effect of unrealized gains	(191,212)	(227,536)	36,324
Change in net deferred income tax	$1,582,530	$1,743,222	$(160,692)

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable. There are no unrecognized deferred tax liabilities in foreign subsidiaries and foreign corporate joint ventures that are permanent in duration.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2025	2024	2023
Operations
Federal taxes from operations	$(95,534)	$239,623	$960,869
Foreign tax expense	—	—	—
Subtotal	(95,534)	239,623	960,869
Federal tax benefit on capital losses	35,747	(245,369)	(850,652)
Other	(25,062)	(150,223)	(3,399)
Total federal current taxes incurred	$(84,849)	$(155,969)	$106,818

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2025	2024	2023

Federal taxes incurred	$(121,320)	$96,185	$966,356
Capital gains tax, excluding IMR taxes	37,259	(250,732)	(545,555)
Taxes transferred to IMR	(15,820)	(16,418)	(342,797)
Taxes on liability gains released from the IMR	15,032	14,996	28,814
Total federal current taxes incurred	$(84,849)	$(155,969)	$106,818

A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2025		2024		2023

Income before taxes	$1,428,929		$23,113		$(1,220,210)

Income taxes at statutory rate	300,075	21%	4,854	21%	(256,244)	21%
Dividends received deduction	(128,122)	(9)%	(123,967)	(536)%	(123,641)	10%
Interest maintenance reserve	23,640	2%	2,073	9%	153,867	(13)%
Tax credits	(65,780)	(5)%	(34,909)	(151)%	(44,668)	4%
Gain on reinsurance of inforce business	(36,594)	(2)%	188,725	817%	(25,157)	2%
Interest	(11,314)	(1)%	(9,278)	(40)%	324	—%
Nonadmitted assets	(1,291)	—%	(4,427)	(19)%	1,336	—%
Incentive compensation	(1,771)	—%	(2,725)	(12)%	(4,132)	—%
Statutory valuation allowance	2,056	—%	—	—%	—	—%
SMLLC income	(15,154)	(1)%	2,007	9%	(1,175)	—%
Officer compensation	5,742	—%	9,245	40%	4,793	—%
Other	4,357	—%	1,562	7%	3,487	—%
Taxable income and current tax on operations	$75,844	5%	$33,160	145%	$(291,210)	24%

Federal and foreign taxes incurred	$(121,320)		$96,185		$966,356
Tax on capital losses	36,472		(252,154)		(859,539)
Change in net deferred taxes	160,692		189,129		(398,027)
Total statutory taxes	$75,844		$33,160		$(291,210)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2025	2024
Federal net operating loss carryforwards(1)	$3,187,297	$1,825,810
Section 382 net operating loss from previous acquisition(2)	53,019	53,019
Federal capital loss carryforwards(3)	152,868	100,698
Foreign Tax Credits(4)	166,082	82,092
General Business Tax Credits(5)	1,059	909
Alternative Minimum Credits(6)	6,224	6,224
Total	$3,566,549	$2,068,751

(1) Unlimited carryforward.
(2) Subject to annual limitation. $43.0 million expires in 2026 and $10.0 million expires in 2027.
(3) 5 year carryforward and begins to expire in 2029.
(4) 10 year carryforward and begins to expire in 2032.
(5) 20 year carryforward and begins to expire in 2041.
(6) Subject to 383 limitations.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not owe any Repatriation Transition Tax ("RTT") and has made no payment or expect to make any future payments to satisfy the RTT liability.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

Note 9 - Capital, Surplus and Dividend Restrictions

Under the Michigan Insurance Code of 1956, the Company must notify the Michigan Director of Insurance prior to payment of any dividend or any other capital distribution. Ordinary dividends on capital stock are subject to a capacity calculation and may only be distributed out of earned surplus. Ordinary dividend capacity is limited to the greater of 10% of statutory surplus as of the preceding year end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31, the result of which is reduced by cumulative dividends and other capital distributions occurring in the preceding twelve-month period. Earned surplus is reported unassigned surplus on the preceding December 31, reduced by any unrealized capital gains and effect of increase from the application of permitted practices, if any. The Michigan Director of Insurance may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. As a result of cumulative dividends and other capital distributions occurring in the preceding 12 months as of December 31, 2025, future dividends from the Company are generally expected to be classified as extraordinary. The Company has received approval in the past for payments of extraordinary dividends.

The Company paid extraordinary dividends of $240.0 million, $325.0 million, $250.0 million, and $300.0 million on March 17, 2025, June 12, 2025, September 10, 2025, and December 10, 2025, respectively, to its parent, Brooke Life Insurance Company.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
On March 31, 2025, the Company received an ordinary dividend of $75.0 million from its wholly owned subsidiary, Jackson New York.

During the first quarter of 2024, the Company remitted a $1,919.8 million return of capital to Brooke Life Insurance Company.

The Company paid extraordinary dividends of $250.0 million, $300.0 million, and $280.0 million on June 20, 2024, September 12, 2024, and December 10, 2024, respectively, to its parent, Brooke Life Insurance Company.

During 2023, the Company remitted a $450.0 million ordinary dividend and a $150.0 million return of capital to Brooke Life.

During 2025 and 2024, changes in the balance of special surplus funds from the prior year are due to the admittance of net negative (disallowed) IMR of $306.3 million and $328.9 million, respectively.

The NAIC has developed certain RBC requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC, to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At December 31, 2025, 2024, and 2023 the Company’s TAC remained well in excess of the company action level RBC.

Note 10 - Debt

Surplus Notes
Under Michigan insurance law, the surplus notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933 as amended, underwritten by a syndicate that included Goldman Sachs & Co., and Morgan Stanley & Co., and are administered by Citibank, N.A. as fiscal agent. The surplus notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims may not be redeemed at the option of the Company or any holder prior to maturity. Upon approval from DIFS, interest is payable semi-annually on March 15th and September 15th of each year. Interest paid on surplus notes was $20.4 million in 2025, 2024, and 2023, respectively.

As of December 31, 2025, life to date interest expense on surplus notes was $580.9 million.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 4.19% in 2025 and 5.13% in 2024. The outstanding balance on these loans was $47.2 million and $52.1 million at December 31, 2025 and 2024, respectively. During 2025, 2024, and 2023, interest expense for these loans totaled $2.0 million, $2.9 million, and $2.9 million, respectively. At December 31, 2025 and 2024, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $71.4 million and $83.9 million, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Home Loan Bank Advances
The Company entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances averaged $483.0 million during 2025, with a weighted average interest rate of 4.5%. Advances of nil and $700.2 were outstanding at December 31, 2025 and 2024, respectively, and were recorded in other liabilities. The Company paid interest of $6.6 million, $6.0 million, and $6.6 million on such advances in 2025, 2024, and 2023, respectively. The largest outstanding balance at any month end during 2025 and 2024 was $500.3 million and $700.2 million, respectively.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. Repurchase agreements are accounted for as collateralized borrowings. Collateral securities sold under such agreements continue to be included in invested assets. Cash proceeds received from the sale of securities subject to repurchase agreements are included in liabilities.

During 2024, Jackson executed certain paired repurchase and reverse repurchase transactions totaling $1.5 billion pursuant to master repurchase agreements with participating bank counterparties. Under these transactions, the Company lends securities (e.g., corporate debt securities) to bank counterparties in exchange for U.S. Treasury securities that the Company then uses to provide as collateral. The paired repurchase and reverse repurchase transactions are settled on a net basis. As a result, there was no cash exchanged at initiation of these agreements. The paired transactions are offset within the financial statements and are not included in the following disclosures. These transactions are evergreened and require at least 150-days notice prior to termination.

The maturity time for borrowings are as follows (in thousands):

	2025	2024
Maximum Amount:
Overnight	$28,000	$1,823,322
2 Days to 1 Week	$2,516,723	$1,881,207
>1 Week to 1 Month	$—	$1,389,220

Ending Balance:
Overnight	$—	$—
2 Days to 1 Week	$250,293	$151,040
>1 Week to 1 Month	$750,755	$1,389,356

Short-term borrowings under such agreements averaged $1,023.9 million and $1,385.2 million during 2025 and 2024, respectively, with weighted average interest rates of 4.45% in 2025 and 5.07% in 2024. The highest level of short-term borrowings at any month end was $1,868.7 million in 2025 and $1,903.9 million in 2024. At December 31, 2025 and 2024, the outstanding repurchase agreement balance was $1,001.0 million and $1,540.4 million, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.

Collateral received on secured borrowings is as follows (in thousands):

	2025	2024
Maximum Amount:
Cash	$2,544,723	$2,323,381
Securities (FV)	$—	$—

Ending Balance:
Cash	$1,001,048	$1,540,396
Securities (FV)	$—	$—

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The liability to return collateral on secured borrowings is as follows (in thousands):

	2025	2024
Maximum Amount:
Cash (Collateral - All)	$2,544,723	$2,323,381
Securities Collateral (FV)	$—	$—

Ending Balance:
Cash (Collateral - All)	$1,001,048	$1,540,396
Securities Collateral (FV)	$—	$—

Interest paid totaled $44.9 million, $69.3 million, and $49.1 million in 2025, 2024, and 2023, respectively.

Note 11 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. A reserve is held where a surrender value is promised in excess of the minimum required basic reserves.

At December 31, 2025 and 2024, 92% and 90%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

For policies issued on substandard lives, either the gross premiums are calculated on a rated age basis, or an extra premium is charged in addition to the standard premium at the true issue age. Mean reserves are calculated as the regular mean reserve for the plan at the rated age, the regular mean reserve for the plan at the true issue age plus one-half of the extra premium charged, or a substandard reserve based on the appropriate multiple of the standard.

The Company had insurance in force, for which the gross premiums are less than the net premiums of approximately $9.6 billion and $10.0 billion, at December 31, 2025 and 2024, respectively, according to the valuation standard set by the state of Michigan.

The Company’s incurred but not reported claim provision is based on the Company’s historical experience. The provision was $107.9 million and $106.4 million at December 31, 2025 and 2024, respectively.

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company issues RILA contracts through its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Reinsurance credits of $0.5 million and $0.7 million were taken in 2025 and 2024, respectively. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Account balances of contracts were invested in variable separate accounts as follows (in millions):

	December 31,
	2025	2024
Fund type:
Equity	$157,775	$151,327
Bond	18,306	18,083
Balanced	40,425	40,081
Money market	2,210	2,432
Total	$218,716	$211,923

Reserves for associated guarantees for RILA and variable annuities are calculated using Actuarial Guideline 43 and VM-21. Required reserves associated with guaranteed benefits were nil at both December 31, 2025 and 2024 due to the reinsuring of GMDB, GMWB, and GMAB to Brooke Re.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$7,028,698	$985,308	$—	$8,014,006	3.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	897,516	17,300,350	—	18,197,866	7.6%
At fair value	—	—	196,183,634	196,183,634	82.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	14,933,314	—	—	14,933,314	6.2%
Total subject to discretionary withdrawal	22,859,528	18,285,658	196,183,634	237,328,820	99.2%
Not subject to discretionary withdrawal	1,586,921	—	262,485	1,849,406	0.8%
Total gross	24,446,449	18,285,658	196,446,119	239,178,226	100.0%
Reinsurance ceded	14,648,981	—	—	14,648,981
Total, net of reinsurance	$9,797,468	$18,285,658	$196,446,119	$224,529,245

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the year subsequent	$330,867	$—	$—	$330,867

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$2,900,220	$480,358	$—	$3,380,578	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	2,053,530	10,330,385	—	12,383,915	5.5%
At fair value	—	—	188,271,182	188,271,182	83.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	19,191,303	—	—	19,191,303	8.5%
Total subject to discretionary withdrawal	24,145,053	10,810,743	188,271,182	223,226,978	99.2%
Not subject to discretionary withdrawal	1,520,432	—	224,392	1,744,824	0.8%
Total gross	25,665,485	10,810,743	188,495,574	224,971,802	100.0%
Reinsurance ceded	14,215,879	—	—	14,215,879
Total, net of reinsurance	$11,449,606	$10,810,743	$188,495,574	$210,755,923

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$99,562	$1,559	$—	$101,121	0.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	10,240	—	—	10,240	0.1%
At fair value	—	—	18,178,006	18,178,006	79.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,369,897	193	—	1,370,090	6.0%
Total subject to discretionary withdrawal	1,479,699	1,752	18,178,006	19,659,457	86.1%
Not subject to discretionary withdrawal	3,158,825	—	25,237	3,184,062	13.9%
Total gross	4,638,524	1,752	18,203,243	22,843,519	100.0%
Reinsurance ceded	1,061,826	—	—	1,061,826
Total, net of reinsurance	$3,576,698	$1,752	$18,203,243	$21,781,693

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the year subsequent	$5,685	$—	$—	$5,685

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$128,508	$1,852	$—	$130,360	0.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	18,484	—	—	18,484	0.1%
At fair value	—	—	19,503,228	19,503,228	79.2%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,604,952	191	—	1,605,143	6.5%
Total subject to discretionary withdrawal	1,751,944	2,043	19,503,228	21,257,215	86.3%
Not subject to discretionary withdrawal	3,354,126	—	23,334	3,377,460	13.7%
Total gross	5,106,070	2,043	19,526,562	24,634,675	100.0%
Reinsurance ceded	1,183,510	—	—	1,183,510
Total, net of reinsurance	$3,922,560	$2,043	$19,526,562	$23,451,165

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,420,069	—	—	1,420,069	12.0%
Total subject to discretionary withdrawal	1,420,069	—	—	1,420,069	12.0%
Not subject to discretionary withdrawal	10,289,350	—	103,911	10,393,261	88.0%
Total gross	11,709,419	—	103,911	11,813,330	100.0%
Reinsurance ceded	424,551	—	—	424,551
Total, net of reinsurance	$11,284,868	$—	$103,911	$11,388,779

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,363,162	—	—	1,363,162	15.0%
Total subject to discretionary withdrawal	1,363,162	—	—	1,363,162	15.0%
Not subject to discretionary withdrawal	7,614,938	—	93,963	7,708,901	85.0%
Total gross	8,978,100	—	93,963	9,072,063	100.0%
Reinsurance ceded	37,511	—	—	37,511
Total, net of reinsurance	$8,940,589	$—	$93,963	$9,034,552

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$136,803	$436,171
Universal Life	7,569,094	7,909,673	8,380,590
Universal Life with Secondary Guarantees	1,111,925	1,075,829	1,554,775
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,439,289	2,618,168
Variable Life	—	—	—
Variable Universal Life	18,789	18,788	18,720
Miscellaneous Reserves	60,591	64,491	72,382
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	980,450
Accidental Death Benefits	XXX	XXX	8,502
Disability - Active Lives	XXX	XXX	8,414
Disability - Disabled Lives	XXX	XXX	177,864
Miscellaneous Reserves	XXX	XXX	559,960
Total (gross: direct + assumed)	8,760,399	11,644,873	14,815,996
Reinsurance Ceded	3,997,436	4,344,883	5,527,080
Total (net)	$4,762,963	$7,299,990	$9,288,916

December 31, 2025
	Separate Account - Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	306		306	306	121,945		121,942	122,101
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	$—	XXX	—	XXX	—	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	306		306	306	121,945		121,942	122,101
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$306		$306	$306	$121,945		$121,942	$122,101

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$120,864	$482,914
Universal Life	7,727,922	8,066,221	8,524,978
Universal Life with Secondary Guarantees	1,156,505	1,116,891	1,588,147
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,522,877	2,721,262
Variable Life	—	—	—
Variable Universal Life	17,616	17,615	18,003
Miscellaneous Reserves	64,548	68,555	79,050
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,011,217
Accidental Death Benefits	XXX	XXX	8,879
Disability - Active Lives	XXX	XXX	9,350
Disability - Disabled Lives	XXX	XXX	179,979
Miscellaneous Reserves	XXX	XXX	413,480
Total (gross: direct + assumed)	8,966,591	11,913,023	15,037,259
Reinsurance Ceded	3,991,357	4,334,064	5,582,601
Total (net)	$4,975,234	$7,578,959	$9,454,658

December 31, 2024
	Separate Account - Guaranteed				Separate Account - Non-guaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	301		301	301	113,245		112,673	112,691
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	0	XXX	—	XXX	0	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	301		301	301	113,245		112,673	112,691
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$301		$301	$301	$113,245		$112,673	$112,691

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Universal Life Insurance Secondary Guarantees
The Company previously issued universal life contracts with secondary guarantees, also called “no-lapse” guarantees. No-lapse guarantees are offered in the form of minimum premium guarantees or no-lapse account values. Reserves are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Valuation of Life Insurance Policies Model Regulation, and Actuarial Guideline 38. Reserve balances were $930.1 million and $938.9 million at December 31, 2025 and 2024, respectively.

Reserves for variable universal life contracts are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Variable Life Insurance Model Regulation and Actuarial Guideline 37. Reserve balances were $138.4 million and $128.2 million at December 31, 2025 and 2024, respectively.

Fixed Interest Rate Annuity
At December 31, 2025 and 2024, approximately 92% and 94%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values, net of reinsurance, within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2025
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.7	—	—	—	0.7
>2.50%	5,223.5	91.6	—	—	5,315.1
Total	$5,224.2	$91.6	$—	$—	$5,315.8

Fixed Annuities
0.0%-1.50%	$20.2	$32.3	$—	$27.8	$80.3
1.51%-2.50%	0.3	0.1	0.6	11.1	12.1
>2.50%	3,149.6	17.7	24.0	278.4	3,469.7
Total	$3,170.1	$50.1	$24.6	$317.3	$3,562.1

Fixed Indexed Annuities
0.0%-1.50%	$3.3	$11.4	$2.1	$28.1	$44.9
1.51%-2.50%	0.1	0.2	0.1	—	0.4
>2.50%	36.0	—	86.5	53.3	175.8
Total	$39.4	$11.6	$88.7	$81.4	$221.1

RILA
0.0%-1.50%	$5.4	$—	$3.2	$3.3	$11.9
1.51%-2.50%	—	—	—	—	—
>2.50%	117.2	92.6	—	—	209.8
Total	$122.6	$92.6	$3.2	$3.3	$221.7

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.4	—	—	—	0.4
>2.50%	6,013.2	—	—	—	6,013.2
Total	$6,013.6	$—	$—	$—	$6,013.6

Fixed Annuities
0.0%-1.50%	$28.2	$37.0	$15.7	$—	$80.9
1.51%-2.50%	0.4	0.1	0.6	11.4	12.5
>2.50%	2,634.5	19.0	24.8	265.0	2,943.3
Total	$2,663.1	$56.1	$41.1	$276.4	$3,036.7

Fixed Indexed Annuities
0.0%-1.50%	$2.7	$7.7	$2.0	$37.6	$50.0
1.51%-2.50%	0.1	0.1	0.2	—	0.4
>2.50%	17.4	—	94.2	28.2	139.8
Total	$20.2	$7.8	$96.4	$65.8	$190.2

RILA
0.0%-1.50%	$6.3	$—	$3.3	$3.6	$13.2
1.51%-2.50%	—	—	—	—	—
>2.50%	81.8	10.4	—	—	92.2
Total	$88.1	$10.4	$3.3	$3.6	$105.4

Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$3	$1
Ordinary new business	366,145	366,025
Ordinary renewal	55,656	50,605
Group Life	(1,762)	(1,780)
Totals	$420,042	$414,851

Note 12 – Separate Accounts

The assets of the non-guaranteed insulated separate account support variable life and variable annuity products and are carried at fair value. The assets of the guaranteed non-insulated separate account support RILA and are carried at book value, which refers to the value at which those assets would be carried if held in the general account. Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for minimum guaranteed death benefits on variable life, variable annuity, and RILA contracts, as well as minimum guaranteed living benefits on variable annuity and RILA contracts, are held in the general account.

The Company has entered into securities lending agreements with agent banks, for the purpose of earning fees, whereby blocks of securities are loaned to third parties, primarily major brokerage firms. The agreements require collateral with a minimum fair value of 102 percent of the fair value of the loaned securities, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored by the agent banks on a regular basis. Cash collateral received is invested by the agent banks for the benefit of the Company and is included on the balance sheet.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
For the year ended December 31, 2025 the Company loaned securities in the amount of $10.6 million attributable to RILA products in accordance with securities lending transactions.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2025, 2024, and 2023 is as follows (in thousands):

	2025	2024	2023
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$19,644,460	$14,952,419	$12,322,649
Transfers from separate accounts	29,324,140	25,173,110	15,763,006
Net transfers from separate accounts	(9,679,680)	(10,220,691)	(3,440,357)
Reconciling adjustments:
Benefit (guaranteed minimum income/withdrawal) and other fees	(2,609,155)	(2,628,573)	(2,625,142)
Modified coinsurance	(493,671)	(1,028,362)	(496,296)
Income on reinsurance receivable from affiliate	(1,680,871)	(742,117)	—
Other	61,383	73,077	47,741
Transfers as reported in the accompanying Statements of Operations	$(14,401,994)	$(14,546,666)	$(6,514,054)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The CARVM allowance reduced the general account liability by $3.9 billion and $4.0 billion for December 31, 2025 and 2024, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in millions):

Year	Amount
2025	$2,892
2024	$2,950
2023	$2,946
2022	$2,901
2021	$2,693

Premiums, considerations, or deposits to separate accounts for 2025, 2024, and 2023 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2025	$6,015,005	—	12,278,614	$18,293,619
December 31, 2024	$5,176,835	—	9,047,582	$14,224,417
December 31, 2023	$2,803,576	—	7,910,010	$10,713,586

Reserves in the separate accounts totaled $233.2 billion and $219.0 billion at December 31, 2025 and 2024, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Withdrawal characteristics of separate account reserves for 2025 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$2,265	$804	$214,875,375	$214,878,444
Amortized cost	18,284,647	—	—	18,284,647
Total reserves	$18,286,912	$804	$214,875,375	$233,163,091
By withdrawal characteristics:
With market value adjustment	$986,562	$804	$—	$987,366
At book value without market
value adjustment and with
current surrender charge of
5% or more	17,300,350	—	—	17,300,350
At fair value	—	—	214,483,742	214,483,742
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$18,286,912	$804	$214,483,742	$232,771,458
Not subject to discretionary
withdrawal	—	—	391,633	391,633
Total	$18,286,912	$804	$214,875,375	$233,163,091

Note 13 - Employee Retirement Plans

The Company has a defined contribution retirement plan covering substantially all associates. Associates are immediately eligible to participate in the Company's matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the Company's Board of Directors, are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $22.6 million, $21.2 million, and $18.6 million in 2025, 2024, and 2023, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for independent agents and certain associates of Jackson and certain affiliates. At December 31, 2025 and 2024, the liability for such plans totaled $316.9 million and $308.5 million, respectively. The Company’s expense related to these plans, for the change in market value of plan liabilities for participant elected deferrals, was $42.7 million, $47.2 million, and $56.5 million in 2025, 2024, and 2023, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 14 – Other Related Party Transactions

The Company’s investment portfolio is managed by PPM, a registered investment advisor. PPM is ultimately a wholly owned subsidiary of Jackson Financial. The Company paid $48.1 million, $47.7 million, and $53.8 million to PPM for investment advisory services in 2025, 2024, and 2023, respectively.

The Company has entered into shared services and administrative agreements with certain affiliates. Under the agreements, Jackson allocated $110.3 million, $107.5 million, and $104.2 million of certain management and administrative services expenses to affiliates in 2025, 2024, and 2023, respectively.

The Company has a Master Repurchase Agreement with Jackson Financial Inc., which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2025 and 2024. There was no outstanding balance at both December 31, 2025 and 2024. There was no interest paid during 2025, 2024, and 2023.

The Company has an Administrative Services agreement with Jackson National Asset Management, LLC (“JNAM”). JNAM guarantees to annually pay at least 95% of its net operating earnings to Jackson as sole member of JNAM which will be payable monthly. In 2025, 2024, and 2023, the Company received membership distributions of $747.0 million, $651.5 million, and $607.0 million, respectively, from JNAM.

The Company provides a $100.0 million revolving credit facility to Jackson Financial, an upstream holding company. The loan is unsecured and matures in December 2026, accrues interest at Secured Overnight Financial Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2025 and 2024. The highest outstanding loan balance during 2025 and 2024 was nil, respectively. Interest and commitment fees totaled $100 thousand during 2025, 2024, and 2023, respectively.

The Company provides a $35.0 million revolving credit facility to PPM. The loan was amended on September 30, 2023, is unsecured, matures in September 2028, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. At both December 31, 2025 and 2024, the outstanding balance was nil. The highest outstanding loan balance during 2025 and 2024 was nil and $32.0 million, respectively. Interest and commitment fees totaled $35.0 thousand, $1.1 million, and $0.9 million during 2025, 2024, and 2023, respectively.

The Company provided a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company, which terminated June 30, 2023. The loan was unsecured, accrued interest at LIBOR plus 2% per annum and had a commitment fee of 0.25% per annum. Interest and commitment fees totaled $25 thousand during 2023.

During 2025, 2024, and 2023, the Company recognized impairment write downs of nil, $0.9 million, and $4.2 million, respectively, on subsidiary investments.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 15 – Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse effect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2025 and 2024, Jackson recorded accruals totaling $566 thousand and $207 thousand, respectively.

The Company has provided an unlimited guarantee for the policyholder obligations of its wholly owned life insurance subsidiary, Jackson New York. The maximum potential amount of future payments cannot be estimated as Jackson New York continues to write new business. This guarantee is not expected to result in future required payments by the Company and is not considered to result in a material contingent exposure of the Company’s assets to liability because the Company and Jackson New York share the same management and Jackson New York is subject to regulatory supervision of the state of New York. Accordingly, the Company has not accrued any liability for this guarantee (exception allowed under SSAP No. 5, paragraph 19f).

The Company is a party to an Uncommitted Money Market Line Credit Agreement dated April 6, 2023 among Jackson, Jackson Financial, and Société Générale. This agreement is an uncommitted short-term cash advance facility that provides an additional form of liquidity to Jackson and to Jackson Financial. The aggregate borrowing capacity under the agreement is $500.0 million and each cash advance request must be at least $100 thousand. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. Jackson and Jackson Financial are jointly and severally liable to repay any advance under the agreement, which must be repaid prior to the last day of the quarter in which the advance was drawn.

At December 31, 2025 and 2024, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $677.7 million and $928.8 million, respectively, including $64.3 million and $27.7 million, respectively, to limited partnerships and limited liability companies on which the Company has recognized an impairment charge. At December 31, 2025 and 2024, the Company had funded commitments related to fixed-rate mortgage loans and other debt securities totaling $319.0 million and $499.0 million, respectively. Lines of credit available to affiliates totaled $135.0 million at both December 31, 2025 and 2024.

At December 31, 2025 and 2024, the Company had pledged mortgage related securities and commercial mortgage loans with a fair value of $2.7 billion and $4.0 billion, respectively, in connection with funding agreements issued to and borrowed money from the FHLBI. Securities for which all or a portion of Jackson’s holdings have been pledged continue to be reported as invested assets.

In connection with the reinsurance treaty with Jackson New York described in Note 7, Jackson placed high quality securities with a carrying value and fair value of $1,091.8 million and $1,056.3 million, respectively, at December 31, 2025, in a trust for the benefit of Jackson New York. Securities in the trust had a carrying value and fair value at December 31, 2024 of $1,233.0 million and $1,170.4 million, respectively. The trust is required in order for Jackson New York to record a credit for the reserves ceded to Jackson. The securities are reported as invested assets.

In connection with other life business ceded to non-affiliates, Jackson placed high quality securities in a trust for the benefit of the assuming company. These securities had a carrying value and fair value of $273.1 million and $275.3 million, respectively, at December 31, 2025. These securities had a carrying value and fair value at December 31, 2024 of $235.4 million and $229.8 million, respectively. The securities are reported as invested assets.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company leases office space and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2025, Jackson recorded a liability of $4.3 million for future lease payments. Lease expense was $45.1 million, $41.6 million, and $39.7 million in 2025, 2024, and 2023, respectively.

At December 31, 2025, future minimum payments under noncancellable operating leases were as follows (in thousands):

2026	$10,923
2027	8,759
2028	7,852
2029	6,973
2030	6,671
Thereafter	36,417
Total	$77,595

The Company has separate service agreements with third party administrators to provide policyholder administrative services. The agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2030.

Note 16 – Share-Based Compensation

2021 Omnibus Incentive Plan

In April 2021, the Jackson Financial’s Board of Directors adopted, and Jackson Financial’s shareholders approved, the 2021 Omnibus Incentive Plan (the "2021 OIP"). The 2021 OIP became effective upon Jackson Financial becoming an independent public company. The Company participates in the 2021 OIP.

The 2021 OIP allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The 2021 OIP has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Share Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

Cash settled awards issued under the 2021 OIP are liability-classified awards. These liability-classified awards are carried at fair value as of the reporting date and are recognized in other liabilities along with any accrued compensation expense. At December 31, 2025 and 2024, the Company had $100.6 million and $102.5 million accrued for future payments under this plan, respectively. Share settled awards issued under the 2021 OIP are equity-classified awards. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Restricted Share Units ("RSU"s)
Jackson Financial grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

At December 31, 2025 and 2024, there were 1,144,427 and 1,460,535, respectively, non-vested RSUs, with a weighted average grant price of $66.05 and $48.90.

Performance Share Units ("PSU"s)
Jackson Financial grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. For PSUs granted in 2025 and 2024, the awards also include a vesting modifier based on Jackson Financial's performance relative to a defined peer group. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock, generally at the discretion of Jackson Financial. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs.

At December 31, 2025 and 2024, there were 141,466 and 297,693, respectively, non-vested PSUs, with a weighted average grant price of $49.39 and $40.85.

Compensation Cost
Jackson Financial charges the fair value of the RSUs and PSUs to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

For most of the equity-classified RSUs and PSUs, the fair value is based on the price of Jackson Financial's common stock on the grant date. For PSU equity awards granted in 2025 and 2024, the Company measures fair value using a Monte Carlo simulation that considers the Company’s projected total shareholder return (“TSR”) relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.
For liability-classified RSUs and most liability-classified PSUs, the fair value is based on the price of Jackson Financial’s common stock as of the reporting date. For PSU liability awards granted in 2023, the Company uses a Monte Carlo simulation that considers the Company’s projected TSR relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.

Total compensation expense recognized under the plans was $102.3 million, $131.6 million, and $85.1 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Unrecognized compensation cost for RSUs and PSUs under the 2021 OIP as of December 31, 2025, 2024, and 2023, was $54.4 million, $52.1 million, and $39.8 million, respectively, with a weighted average recognition period of 1.02 years, 1.09 years, and 1.19 years.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 17 – Asset-Backed Securities’ Other-Than-Temporary Impairments

The following table (shown in dollars) details asset-backed securities with a recognized other-than-temporary impairment recorded in 2025.

CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
00442JAD6	$280,839	$278,981	$1,858	$278,981	$251,411	Q1-2025
12669FZZ9	1,156,646	1,097,175	59,471	1,097,175	1,029,818	Q1-2025
36185MEV0	2,632,700	2,629,449	3,251	2,629,449	2,442,042	Q1-2025
36262TAJ2	11,000,000	9,606,398	1,393,602	9,606,398	9,606,398	Q1-2025
41161PVF7	1,690,024	1,336,496	353,528	1,336,496	1,336,496	Q1-2025
41161UAC6	955,921	904,762	51,159	904,762	841,910	Q1-2025
466247ER0	47,005	45,928	1,076	45,928	45,375	Q1-2025
57643MJV7	445,348	62,614	382,733	62,614	62,614	Q1-2025
81743QAJ3	2,916,709	2,862,269	54,440	2,862,269	2,801,000	Q1-2025
81744LAN4	1,171,361	1,167,760	3,601	1,167,760	1,059,564	Q1-2025
91863*AA3	56,147,041	55,468,069	678,972	55,468,069	45,159,917	Q1-2025
91863*AB1	7,770,996	6,630,560	1,140,435	6,630,560	1,979,272	Q1-2025
00442JAD6	280,782	277,927	2,855	277,927	256,441	Q2-2025
36185MEV0	2,612,679	2,558,289	54,390	2,558,289	2,411,357	Q2-2025
41161UAC6	900,726	845,441	55,285	845,441	800,528	Q2-2025
466247ER0	46,899	46,083	815	46,083	45,720	Q2-2025
81744LAN4	1,163,471	1,159,823	3,647	1,159,823	1,062,577	Q2-2025
91863*AA3	56,176,399	36,477,437	19,698,962	36,477,437	26,214,576	Q2-2025
91863*AB1	7,207,090	82,216	7,124,874	82,216	82,216	Q2-2025
12669FZZ9	751,217	640,077	111,140	640,077	599,545	Q3-2025
36185MEV0	2,561,983	2,499,826	62,157	2,499,826	2,409,912	Q3-2025
466247ER0	47,052	45,948	1,104	45,948	45,782	Q3-2025
91863*AA3	36,473,074	24,094,421	12,378,653	24,094,421	17,602,785	Q3-2025
00442JAD6	274,921	269,298	5,623	269,298	248,004	Q4-2025
12669FZZ9	597,482	591,498	5,984	591,498	591,498	Q4-2025
36185MEV0	2,515,603	2,459,367	56,236	2,459,367	2,382,384	Q4-2025
41161PVF7	1,267,910	1,259,706	8,204	1,259,706	1,259,706	Q4-2025
466247ER0	46,788	45,735	1,053	45,735	45,623	Q4-2025
81744LAN4	1,150,165	1,119,906	30,260	1,119,906	1,053,733	Q4-2025
872660AA3	47,422,275	40,967,678	6,454,597	40,967,678	31,896,222	Q4-2025
91863*AA3	24,094,421	17,602,785	6,491,637	17,602,785	17,602,785	Q4-2025
91863*AB1	82,216	33,495	48,721	33,495	33,495	Q4-2025
Total			$56,720,323

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Investment income earned

U.S. government bonds	$64,278,074
Other bonds (unaffiliated)	1,222,998,471
Bonds exempt from U.S. tax	—
Bonds of affiliates	2,181,413
Preferred stocks (unaffiliated)	7,757,130
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	10,084,084
Common stocks of affiliates	75,000,000
Mortgage loans	433,863,271
Real estate	37,809,539
Contract loans	400,136,276
Cash, cash equivalents and short-term investments	169,477,522
Derivative instruments	185,808,987
Other invested assets	766,499,713
Aggregate write-ins for investment income	8,229,064
Total investment income	$3,384,123,544

Real estate owned - book value less encumbrances	$230,509,086

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	937,653,692
Commercial mortgages	7,740,594,700
Total mortgage loans	$8,678,248,392

Mortgage loans by standing - book value
Good standing	$8,456,427,932
Good standing with restructured loans	$40,802,349
Interest overdue more than 90 days, not in foreclosure	$135,953,122
Foreclosure in process	$45,064,989

Other long term assets - statement value	$2,709,268,742

Contract loans	$4,220,099,858

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$11,651,614
Preferred stocks	$—
Common stocks	$723,508,587

(Continued)

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$3,354,228,344
Over 1 year through 5 years	10,708,876,561
Over 5 years through 10 years	5,512,571,098
Over 10 years through 20 years	7,333,323,951
Over 20 years	4,908,689,901
Total by maturity	$31,817,689,855

Bonds by class - statement value
Class 1	$19,875,201,242
Class 2	11,506,001,291
Class 3	330,605,999
Class 4	31,293,079
Class 5	23,292,600
Class 6	51,295,644
Total by class	$31,817,689,855

Total bonds publicly traded	$17,961,191,155
Total bonds privately placed	$13,856,498,700

Preferred stocks - statement value	$129,703,058
Common stocks - market value	$862,158,584
Short-term investments - book value	$3,999,421
Options, caps and floors owned - statement value	$114,368,392
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$84,254,483
Futures contracts open - current value	$—
Cash on deposit	$(53,512,780)
Cash equivalents	$3,675,886,304

Life insurance in force
Industrial	$202,808,000
Ordinary	$37,520,236,000
Credit life	$—
Group life	$726,320,000

Amount of accidental death benefits in force under ordinary policies	$1,187,386,000

(Continued)

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Life insurance policies with disability provisions in force
Industrial	$52,000
Ordinary	$2,731,183,000
Credit life	$—
Group life	$127,861,000

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$153,509,417
Income payable	$9,061,760

Ordinary - involving life contingencies-
Amount on deposit	$12,671,720
Income payable	$4,680,708

Group - not involving life contingencies-
Amount on deposit	$207,419
Income payable	$62,624

Group - involving life contingencies-
Amount on deposit	$13,872,006
Income payable	$1,870,030

Annuities:
Ordinary-
Immediate - amount of income payable	$15,218,378
Deferred - fully paid account balance	$2,848,838,403
Deferred - not fully paid - account balance	$6,799,723,317

Group-
Amount of income payable	$406,473,505
Fully paid account balance	$5,835,953
Not fully paid - account balance	$508,067,774

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$647,484,483
Dividend accumulations - account balance	$45,950,554

See accompanying independent auditors' report.

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

1)	Total admitted assets (excluding Separate Accounts):			$58,549,211,357

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	AFFILIATED DOMESTIC SECURITIES	$721,897,145	1.2%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	AFFILIATED DOMESTIC PARTNERSHIP	$354,025,152	0.6%
	AP TUNDRA	UNAFFILIATED DOMESTIC SECURITIES/PARTNERSHIP	$271,723,796	0.5%
	DUKE ENERGY	UNAFFILIATED DOMESTIC SECURITIES	$249,732,458	0.4%
	LPF - 1000 JEFFERSON	UNAFFILIATED COMMERCIAL MORTGAGE	$174,220,000	0.3%
	ALDAR INVESTMENTS HYBRID LIMIT	UNAFFILIATED DOMESTIC SECURITIES	$166,500,000	0.3%
	SOUTHERN CO GAS CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	$165,770,998	0.3%
	MORGAN STANLEY BANK NA	UNAFFILIATED DOMESTIC SECURITIES	$158,287,659	0.3%
	LPF - PARK 5940 MED DIST APTS	UNAFFILIATED COMMERCIAL MORTGAGE	$154,861,595	0.3%
	NNN AGP OPP II VARIOUS	UNAFFILIATED COMMERCIAL MORTGAGE	$151,955,996	0.3%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	Amount	Percentage	Preferred Stock	Amount	Percentage
	NAIC-1	$19,875,201,242	33.9%	P/RP-1	$22,217,193	0.0%
	NAIC-2	$11,506,001,291	19.7%	P/RP-2	$75,055,978	0.1%
	NAIC-3	$330,605,999	0.6%	P/RP-3	$31,815,637	0.1%
	NAIC-4	$31,293,079	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$23,292,600	0.0%	P/RP-5	$—	0.0%
	NAIC-6	$51,295,644	0.1%	P/RP-6	$614,250	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$3,689,579,630	6.3%
	Foreign-currency-denominated investments	$1,011,276,397	1.7%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$3,437,014,711	5.9%
	Countries rated NAIC-2	$221,253,206	0.4%
	Countries rated NAIC-3 or below	$31,311,714	0.1%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$894,942,365	1.5%
	CAYMAN ISLANDS	$494,165,715	0.8%
	Countries rated NAIC-2:
	MEXICO	$72,906,814	0.1%
	INDONESIA	$43,497,319	0.1%
	Countries rated NAIC-3 or below:
	COLOMBIA	$16,454,378	0.0%
	MOROCCO	$7,824,169	0.0%

(Continued)

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	EMBASSY DEVELOPMENT E S. A. R.L.;	MORTGAGE LOAN	$89,178,481	0.2%
	UBS GROUP AG	2	$87,406,730	0.1%
	DYSON FINANCE LIMITED	1	$71,140,940	0.1%
	TAKEDA PHARMACEUTICAL CO LTD	2	$70,082,839	0.1%
	BROOKFIELD UTILITIES UK LTD	2	$66,017,700	0.1%
	PATRIZIA INDUSTRIAL PLATFORM	MORTGAGE LOAN	$64,996,182	0.1%
	1887 CO LTD	2	$55,239,300	0.1%
	EVOS FINANCE BV	2	$55,000,000	0.1%
	ELLEVIO HOLDING 1 AB	2	$54,000,000	0.1%
	SAFRAN	1	$50,000,000	0.1%

11)	There were no assets held in Canadian investments that exceeded 2.5% of the Company's total admitted assets.
12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	Amounts and percentages of admitted assets held in the ten largest equity interests:
	Issuer	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	$721,897,145	1.2%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	$354,025,152	0.6%
	SFR DELOS PARTNERS, L.P.	$126,496,124	0.2%
	FHLBI	$118,569,200	0.2%
	MOTIVE CAPITAL FUND II-A, L.P.	$106,084,950	0.2%
	PRETIUM OLYMPUS JV, L.P.	$105,708,236	0.2%
	JNAM LLC/JNFS LLC	$64,493,096	0.1%
	BLUE OWL DIGITAL INFRASTRUCTURE FUND II, L.P.	$59,110,765	0.1%
	AA GP SOLUTIONS FUND, L.P.	$57,638,827	0.1%
	NNN AGP OPPORTUNITIES FUND II, L.P.	$55,232,258	0.1%

14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.

16)	Amounts and percentages of total admitted assets held in the ten largest mortgage loans:
	Type		Amount	Percentage
	COMMERCIAL		$174,220,000	0.3%
	COMMERCIAL		$154,861,595	0.3%
	COMMERCIAL		$151,955,996	0.3%
	COMMERCIAL		$101,297,822	0.2%
	COMMERCIAL		$100,965,126	0.2%
	COMMERCIAL		$93,101,365	0.2%
	COMMERCIAL		$92,592,887	0.2%
	COMMERCIAL		$89,178,481	0.2%
	COMMERCIAL		$83,214,224	0.1%
	COMMERCIAL		$82,500,000	0.1%

	Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
	16.12	Construction loans	$—	0.0%
	16.13	Mortgage loans over 90 days past due	$135,953,125	0.2%
	16.14	Mortgage loans in the process of foreclosure	$42,558,688	0.1%
	16.15	Mortgage loans foreclosed	$17,181,579	0.0%
	16.16	Restructured mortgage loans	$40,802,349	0.1%

(Continued)

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

17)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
		Commercial
	Loan to Value	Amount	Percentage
	above 95%	$178,029,258	0.3%
	91 to 95%	$91,605,706	0.2%
	81 to 90%	$118,569,171	0.2%
	71 to 80%	$1,108,817,133	1.9%
	below 70%	$6,243,573,454	10.7%

		Residential
	Loan to Value	Amount	Percentage
	above 95%	$60,684,483	0.1%
	91 to 95%	$9,701,334	0.0%
	81 to 90%	$42,176,795	0.1%
	71 to 80%	$69,064,420	0.1%
	below 70%	$753,520,347	1.3%

18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.
20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$22,968,710	0.0%	$54,845,429	$26,261,801	$20,425,192
Repurchase	2,705,404,741	4.6%	2,866,795,821	2,837,874,019	2,723,034,644
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	Amounts and percentages of total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
Type	Amount	Percentage	Amount	Percentage
Hedging	$114,368,392	0.2%	$—	—%

22)	Amounts and percentages of total admitted assets of potential exposure for collars, swaps and forwards:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$104,606,094	0.2%	$76,575,369	$87,727,741	$91,797,592

23)	Amounts and percentages of total admitted assets of potential exposure for futures contracts:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$958,166,644	1.6%	$1,030,754,979	$893,641,265	$997,063,193

See accompanying independent auditors' report.

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2025

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations:
U.S. government obligations	3,223,572,456	6.32%	3,223,572,456	—	3,223,572,456	6.32%
Other U.S. government obligations	117,150,473	0.23%	117,150,473	—	117,150,473	0.23%
Non-U.S. sovereign jurisdiction securities	462,978,447	0.91%	462,978,447	—	462,978,447	0.91%
Municipal bonds - general obligations	85,384,095	0.17%	85,384,095	—	85,384,095	0.17%
Municipal bonds - special revenue	411,457,331	0.81%	411,457,331	—	411,457,331	0.81%
Project finance bonds issued by operating entities	999,889,245	1.96%	743,157,607	—	743,157,607	1.46%
Corporate bonds	18,008,527,049	35.32%	18,287,889,933	—	18,287,889,933	35.87%
Mandatory convertible bonds	715,676	—%	715,676	—	715,676	—%
Single entity backed obligations	1,342,913,055	2.63%	1,338,400,113	—	1,338,400,113	2.63%
Bonds issued by funds representing operating entities	1,211,112,101	2.38%	1,192,993,797	—	1,192,993,797	2.34%
Bank loans - acquired	622,902	—%	622,902	—	622,902	—%
Other issuer credit obligations	1,996,010	—%	1,996,010	—	1,996,010	—%
Asset-backed securities:
Financial asset-backed securities - self liquidating	3,278,501,009	6.43%	3,253,501,009	—	3,253,501,009	6.38%
Non financial asset-backed securities	1,154,074,314	2.26%	1,179,074,313	—	1,179,074,313	2.31%
Preferred Stocks:
Industrial and miscellaneous (unaffiliated)	129,703,058	0.25%	129,703,058	—	129,703,058	0.25%
Common Stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	16,854	—%	16,854	—	16,854	—%
Industrial and miscellaneous Other (unaffiliated)	119,711,176	0.23%	119,711,176	—	119,711,176	0.23%
Parent, subsidiaries and affiliates other	723,508,587	1.42%	721,897,145	—	721,897,145	1.42%
Mutual funds	20,533,409	0.04%	20,533,409	—	20,533,409	0.04%
Mortgage loans:
Residential mortgages	937,653,692	1.84%	937,653,692	—	937,653,692	1.84%
Commercial loans	7,632,307,455	14.97%	7,632,307,455	—	7,632,307,455	14.97%
Mezzanine real estate loans	108,287,245	0.21%	108,287,245		108,287,245	0.21%
Total valuation allowance	(2,506,295)	—%	(2,506,295)		(2,506,295)
Real estate:
Property occupied by the company	203,654,612	0.40%	203,654,612	—	203,654,612	0.40%
Property held for the production of income	7,172,124	0.01%	7,172,124		7,172,124	0.01%
Property held for sale	19,682,350	0.04%	19,682,350	—	19,682,350	0.04%
Cash, cash equivalents and short-term investments
Cash equivalents - short term	(53,512,780)	(0.10)%	(53,512,780)	—	(53,512,780)	(0.10)%
Cash	3,675,886,304	7.21%	3,675,886,304	22,968,710	3,698,855,014	7.25%
Cash equivalents	3,999,421	0.01%	3,999,421	—	3,999,421	0.01%
Contract loans	4,222,372,722	8.28%	4,220,099,858	—	4,220,099,858	8.28%
Derivatives	198,622,875	0.39%	198,622,875	—	198,622,875	0.39%
Other invested assets	2,712,315,865	5.32%	2,709,268,742	—	2,709,268,742	5.31%
Receivables for securities	11,899,848	0.02%	11,899,848	—	11,899,848	0.02%
Securities lending	22,968,710	0.05%	22,968,710	XXX	XXX	XXX
	$50,993,171,395	100.00%	$50,986,239,965	$22,968,710	$50,986,239,965	100.00%

See accompanying independent auditors' report.

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY
Reinsurance Risk Interrogatories
December 31, 2025

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
Yes

The Company’s Guaranteed Minimum Income Benefits on Variable Annuities (GMIBs) are reinsured with Chubb Tempest Life Reinsurance LTD. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. At December 31, 2025, the Company recorded a $510,926 reserve credit in consideration of the GMIB cession that is fully collateralized through a combination of letters of credit and a reinsurance trust. The reserve credit considers the treaty’s risk limiting factors.

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

a.
Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?

No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.
Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.
Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.